United States
Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

Investment Company Act file number: 811-05075

Thrivent Mutual Funds
(Exact name of registrant as specified in charter)

901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Address of principal executive offices) (Zip code)

John D. Jackson, Secretary and Chief Legal Officer
Thrivent Mutual Funds
901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (612) 844-7190
Date of fiscal year end: December 31
Date of reporting period:  June 30, 2023

Item 1. Report to Stockholders

(a)        A copy of the registrant’s report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”), as amended, is provided.

(b)        A form of the notice transmitted to shareholders in reliance on Rule 30e-3 under the Act is provided.

Item 2. Code of Ethics

Not applicable to semiannual report

Item 3. Audit Committee Financial Expert

Not applicable to semiannual report

Item 4. Principal Accountant Fees and Services

Not applicable to semiannual report

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments

(a)        Registrant’s Schedules of Investments are included in the report to shareholders filed under Item 1.

(b)

Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable

Item 10.  Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures

(a)

Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)        There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable

Item 13. Exhibits

(a)(1)
Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3)     Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(4)     Change in the registrant’s independent public accountant: Not applicable

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date:  August 29, 2023                                                  Thrivent Mutual Funds

                                                                                    By: /s/ Michael W. Kremenak
Michael W. Kremenak
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:  August 29, 2023                                                  By: /s/ Michael W. Kremenak
Michael W. Kremenak
President
(principal executive officer)

Date:  August 29, 2023                                                  By: /s/ Sarah L. Bergstrom
Sarah L. Bergstrom
Treasurer and Principal Accounting Officer
(principal financial officer)
Thrivent Diversified Income Plus Fund
Thrivent Multidimensional Income Fund
Semiannual Report
Mutual Funds
June 30, 2023

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Table of Contents
Letter from the President 2
Letter from the Chief Investment Officer 3
Portfolio Perspectives
Thrivent Diversified Income Plus Fund 4
Thrivent Multidimensional Income Fund 5
Shareholder Expense Example 6
Schedule of Investments
Thrivent Diversified Income Plus Fund 7
Thrivent Multidimensional Income Fund 44
Statement of Assets and Liabilities 60
Statement of Operations 61
Statement of Changes in Net Assets 62
Notes to Financial Statements 63
Financial Highlights 78
Additional Information 80

2
Dear Shareholder:

We are writing this letter together to focus on the leadership transition earlier this year between the two of us and how it reflects our long-standing approach to talent development and succession planning at Thrivent Mutual Funds (the “Funds”).
In February, the Funds’ Board of Trustees appointed Mike as
President of the Funds, succeeding David, who had held that role since 2015. David will continue serving as Chief Investment Officer of the Funds and Thrivent. In September 2022, David also assumed the role of Chief Financial Officer of Thrivent. Mike has served various roles with the Funds since 2013, most recently as Senior
Vice President and Trustee of the Funds. We have worked closely together over the past decade and will continue to do so and are aligned on what we need to do to continue to earn your trust as a shareholder.
We believe that attracting, retaining, and developing talent is key for the Funds to provide strong long-term performance to our shareholders. We take a thoughtful and deliberate approach to succession planning. For example, over the past several years when our Chief Investment Officer, Chief Investment Strategist, and
Head of Equities each retired, we were able to fill each role with a long-tenured Thrivent investment professional who was well-
prepared to step into the important leadership position. Making a seamless transition each time has enabled our investment team to stay focused on managing our Funds without the distractions of disruptive leadership changes. In addition, some of our most successful funds have utilized an apprenticeship model to develop the portfolio management team.
We believe that our ability to attract talented individuals to our organization, develop that talent through strong teamwork with experienced colleagues, and retain such talent is a significant benefit to our shareholders.
This approach has enabled us to build a strong and experienced team that manages the Funds. More than 50 percent of our team of more than 125 investment professionals have at least two decades of investment experience. Of our 25 Funds, 22 have a portfolio manager with at least a decade of experience at Thrivent. (And the three Funds with less tenured managers have been in existence for less than 10 years). This experienced and long-tenured team is well-suited to managing the Funds through various market
conditions.
Thank you for the trust you have placed in our team by investing in the Funds to help you achieve your financial goals. If you ever have questions about your financial goals, you may find it helpful to consult with your financial professional.
David S. Royal
Chief Investment Officer
Thrivent Asset Management
Michael Kremenak
President
Thrivent Mutual Funds

3
Dear Shareholder:

After a significant decline in 2022, stocks regained their footing in the first half of 2023, despite the monetary tightening policies of the Federal Reserve (Fed). The S&P 500® posted a total return of 16.89% (including dividends) through the first six months of
2023, with technology-related stocks leading the way. (The S&P
500 is a market-cap-weighted index that represents the average performance of a group of 500 large capitalization stocks.)
The tech-heavy Nasdaq Index posted its best first half of a year since 1983, rising 31.73% since the close of 2022. (The Nasdaq –
National Association of Securities Dealers Automated Quotations
– is an electronic stock exchange with more than 3,300 company listings.)
Despite solid economic growth, and expectations for sustained inflation, the Fed paused in its path to higher rates in June. In
March, the Fed’s rate hike policy led to some turbulence in the banking industry. A few regional banks were forced to seek rescue financing or closure after facing heavy losses on their fixed-income holdings. As interest rates rose, the banks’ existing lower-interest bonds and mortgage-backed security holdings continued to
decline in market value, triggering the crisis.
Since then, the Fed still raised rates an additional 0.25% in both
March and May, bringing to 5.25% the total increase since it began raising rates in early 2022. While the Fed paused its hikes in June, it indicated that there would likely be more hikes ahead.
Economic Review
Despite still high levels of inflation, rising interest rates, ongoing geopolitical instability, and domestic bank failures, the strength of economic activity has been favorable for both the equity and corporate bond markets this year. A strong labor market, bolstering consumer confidence and consumption, was key throughout the
first half.
But there were also signs of weakness. Only 209,000 new jobs were added in June, according to the Department of Labor, which trailed expectations. It was the weakest month for job growth since
December 2020 during the pandemic, when 268,000 jobs were
lost.
Additionally, factory orders were weaker than expected in May at
0.3%, the same growth as in April, according to the Commerce
Department. And while consumption was steady through much
of the past six months, when adjusted for inflation, spending has actually softened. Meanwhile, the personal savings rate has continued to fall, with the latest data showing it near 4.6%, which is well below the long-term average near 9%, according to the Bureau of Economic Analysis.
On the positive side, the Consumer Price Index (CPI), a common gauge of inflation, fell in May to a 4% increase over the previous
12 months – the smallest 12-month increase since March 2021, according to the Bureau of Labor Statistics.
While Core CPI (which does not include the more volatile food and energy components) was higher, at 5.3% over the past 12 months, there were increasing signs that it too may be starting to slow.
Market Review
Technology stocks led the market rally through the opening six months of 2023, bolstered by enthusiasm for artificial intelligence
(AI). The Information Technology sector of the S&P 500 was up
42.77%, and Communication Services was up 36.24%, followed
by Consumer Discretionary, which rose 33.06%. No other sectors outperformed the S&P 500 over the quarter, although four sectors finished the first half of the year in negative territory, including
Utilities (down 5.69%), Energy (down 5.52%), Health Care (down
1.48%), and Financials (down 0.53%).
International stocks fared fairly well through June. The MSCI EAFE
Index, which tracks developed-economy stocks in Europe, Asia, and Australia, was up 9.66% through mid-2023.
In the bond market, after ebbing through the early months of 2023, the yield on 10-year U.S. Treasuries rebounded in the second quarter, ending June at 3.81% – just 0.07% below its 2022 closing rate. The rise in bond yields has been attributed to better-than-
expected economic growth. As interest rates rose, the Bloomberg
U.S. Aggregate Bond Index, which tracks the performance of U.S.
investment-grade bonds, fell 0.84% in the second quarter, but it was still up 2.09% year-to-date.
Our Outlook
In the equities market, we remain neutral in our broad equity positioning but are more cautious heading into 2024 (given the lagged impact of tight monetary policy) and would look to take advantage of significant further strength to lighten exposure. We are more optimistic about the long-term outlook for the technology-
related and small-cap sectors.
We expect economic growth to slow near the end of the year, with recently diminished but still significant odds of a recession in 2024.
We believe inflation has peaked but will remain high enough in the near term to compel the Fed to remain hawkish and impose further rate hikes.
In the bond market, we believe short-term bonds are still attractive for yield and relative stability. High-yield credit looks relatively expensive but is potentially suitable for long-term investors looking for yield. Longer-dated Treasuries could see lower yields as we get closer to year-end.
We encourage investors to stay focused on the longer-term
trends and – absent clarity – wait patiently for clearer signs of the economy’s direction as we maneuver through this economic cycle.
We would urge caution into 2024 in the equities market and would continue to favor higher quality issues within fixed-income.
As always, we thank you for the trust you have placed in our entire team of professionals at Thrivent.
David S. Royal
Chief Investment Officer
Thrivent Asset Management

Thrivent Diversified Income Plus Fund
Stephen D. Lowe, CFA, Theron G. Whitehorn, CFA, and David R. Spangler, CFA, Portfolio Co-Managers
The Fund seeks to maximize income while maintaining prospects for capital appreciation.
Investment in Thrivent Diversified Income Plus Fund involves risks including interest rate, equity security, credit, allocation, conflicts of interest, derivatives, emerging markets, foreign currency, foreign securities, high yield, investment adviser, issuer, large cap, leveraged loan, LIBOR, liquidity, market, mortgage-backed and other asset-backed securities, other funds, portfolio turnover rate, preferred securities, prepayment, and quantitative investing. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Long-Term Fixed Income 60.6%
Common Stock 14.7%
Registered Investment
Companies 9.3%
Short-Term Investments 7.6%
Bank Loans 6.6%
Preferred Stock 1.2%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Core Emerging Markets Debt
Fund 7.7%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 1.6%
U.S. Treasury Bonds 1.3%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr. Pass
Through 1.2%
Thrivent Core International Equity Fund 1.0%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 1.0%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 1.0%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 0.9%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 0.9%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 0.8%
These securities represent 17.4% of the total
net assets of the Fund.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Major Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Major Market Sectors, Portfolio Composition, and Top 10 Holdings are subject to change.
Major Market Sectors
(% of Net Assets)
Mortgage-Backed Securities 21.0%
Financials 11.1%
U.S. Affiliated Registered
Investment Companies 8.7%
Consumer Discretionary 6.8%
Information Technology 6.7%
Asset-Backed Securities 5.6%
Materials 5.0%
Consumer Staples 4.7%
Collateralized Mortgage
Obligations 4.7%
Communications Services 4.5%

Thrivent Multidimensional Income Fund
Stephen D. Lowe, CFA, Kent L. White, CFA, and Theron G. Whitehorn, CFA, Portfolio Co-Managers
The Fund seeks a high level of current income and, secondarily, growth of capital.
Investment in Thrivent Multidimensional Income Fund involves risks including interest rate, credit, high yield, closed-end fund, conflicts of interest, convertible securities, derivatives, emerging markets, ETF, foreign securities, government securities, investment adviser, issuer, LIBOR, liquidity, market, mortgage-backed and other asset-backed securities, other funds, preferred securities, and sovereign debt. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Top 10 Holdings
(% of Net Assets)
Thrivent Core Emerging Markets Debt
Fund
7.5%
U.S. Treasury Notes
6.2%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through
5.4%
U.S. Treasury Bonds
4.3%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through
4.2%
U.S. Treasury Bonds
2.0%
Vanguard Short-Term Corporate Bond
ETF
1.3%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through
1.2%
U.S. Treasury Bonds
1.2%
iShares Preferred and Income Securities
ETF
0.5%
These securities represent 33.8% of the total
net assets of the Fund.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). If Moody’s and S&P
have assigned different ratings to a security, the lowest rating for the security is used. Ratings from S&P, when used, are converted into their equivalent
Moody’s ratings. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Major Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned. Bond Quality Ratings
Distributions exclude collateral held for securities loaned. Quoted Bond Quality Ratings Distributions, Major Market Sectors, and Top 10 Holdings are
subject to change.
Major Market Sectors
(% of Net Assets)
Financials 19.9%
U.S. Government & Agencies 13.7%
Mortgage-Backed Securities 10.8%
U.S. Unaffiliated Registered
Investment Companies 9.3%
U.S. Affiliated Registered
Investment Companies 7.5%
Consumer Cyclical 6.6%
Energy 5.9%
Communications Services 4.8%
Capital Goods 4.2%
Consumer Non-Cyclical 4.2%

Shareholder Expense Example
(unaudited)
As a shareholder of a Fund, you incur, depending on the Fund and share class, two types of costs: (1) transaction costs, including sales charges
(loads) on purchase payments; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This
Example is intended to help you understand your ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 through June 30, 2023.
Actual Expenses
In the table below, the first section, labeled “Actual,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number from the appropriate Class line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid. A small account fee of
$12 may be charged to Class A shareholder accounts if the value falls to an amount of $2,000 or less, in the case of a non-qualified account, and $1,000 or less, in the case of a qualified account. This fee is not included in the table below. If it were and you were assessed such a fee, the expenses you paid during the period would have been higher and the ending account value would have been lower.
Hypothetical Example for Comparison Purposes
In the table below, the second section, labeled “Hypothetical,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small account fee of
$12 may be charged to Class A shareholder accounts if the value falls to an amount of $2,000 or less, in the case of a non-qualified account, and $1,000 or less, in the case of a qualified account. This fee is not included in the table below. If it were and you were assessed such a fee, the expenses you paid during the period would have been higher and the ending account value would have been lower.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning Account
Value 1/1/2023
Ending Account
Value 6/30/2023
Expenses Paid
during Period
1/1/2023 - 6/30/2023
*
Annualized Expense
Ratio
Thrivent Diversified Income Plus Fund
Actual
Class A $1,000 $1,049 $4.70 0.93%
Class S $1,000 $1,051 $3.45 0.68%
Hypothetical
**
Class A $1,000 $1,020 $4.63 0.93%
Class S $1,000 $1,021 $3.40 0.68%
Thrivent Multidimensional Income Fund
Actual
Class S $1,000 $1,031 $3.71 0.74%
Hypothetical
**
Class S $1,000 $1,021 $3.69 0.74%
* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by
181/365 to reflect the one-half year period.
** Assuming 5% annualized total return before expenses.

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 6.8% )
a
Value
Basic Materials (0.3%)
Asplundh Tree Expert, LLC, Term
Loan
$ 458,464
6.934%,  (LIBOR 1M +
1.750%), 9/4/2027
b
$ 457,034
Grinding Media, Inc., Term Loan
262,707
9.199%,  (LIBOR 1M +
4.000%), 10/12/2028
b
254,991
Hyperion Materials &
Technologies, Inc., Term Loan
232,688
9.583%,  (LIBOR 3M +
4.250%), 8/30/2028
b
230,216
INEOS US Petrochem, LLC, Term
Loan
698,036
7.967%,  (LIBOR 1M +
2.750%), 1/29/2026
b
695,767
Lummus Technology Holdings V,
LLC, Term Loan
240,085
8.717%,  (LIBOR 1M +
3.500%), 6/30/2027
b
237,771
Nouryon USA, LLC, Term Loan
610,672
8.068%,  (LIBOR 3M +
2.750%), 10/1/2025
b
609,909
Spectrum Group Buyer, Inc., Term
Loan
237,484
11.324%,  (TSFR1M +
6.500%), 5/19/2028
b
224,769
Total 2,710,457
Capital Goods (0.7%)
Ali Group North America
Corporation, Term Loan
359,445
7.198%,  (TSFR1M +
2.000%), 7/22/2029
b
359,175
Berry Global, Inc., Term Loan
441,857
6.972%,  (LIBOR 1M +
1.750%), 7/1/2026
b
441,181
Brookfield WEC Holdings, Inc.,
Term Loan
570,611
7.943%,  (LIBOR 1M +
2.750%), 8/1/2025
b
569,024
BW Holding, Inc., Term Loan
247,701
9.414%,  (LIBOR 1M +
4.000%), 12/14/2028
b
225,822
Chart Industries, Inc., Term Loan
134,483
0.000%,  (TSFR1M +
3.850%), 3/17/2030
b,c,d
134,090
Charter Next Generation, Inc.,
Term Loan
466,995
8.967%,  (LIBOR 1M +
3.750%), 12/1/2027
b
462,908
Clydesdale Acquisition Holdings,
Inc., Term Loan
660,992
9.378%,  (TSFR1M +
4.175%), 4/13/2029
b
649,643
Cornerstone Building Brands, Inc.,
Term Loan
667,386
8.497%,  (LIBOR 1M +
3.250%), 4/12/2028
b
637,774
Emerald Debt Merger Sub, LLC,
Term Loan
512,516
8.264%,  (TSFR1M +
3.000%), 5/31/2030
b
512,034
Principal
Amount Bank Loans (6.8%)
a
Value
Capital Goods (0.7%) - continued
Foley Products Company, LLC,
Term Loan
$ 233,249
10.142%,  (SOFRRATE +
4.750%), 2/16/2029
b
$ 230,333
Ingersoll-Rand Services Company,
Term Loan
383,031
6.953%,  (LIBOR 1M +
1.750%), 2/28/2027
b
382,315
Quikrete Holdings, Inc., Term Loan
233,188
7.842%,  (LIBOR 1M +
2.625%), 1/31/2027
b
232,470
525,433
8.217%,  (LIBOR 1M +
3.000%), 3/18/2029
b
525,581
Smyrna Ready Mix Concrete, LLC,
Term Loan
494,816
9.453%,  (TSFR1M +
4.250%), 4/1/2029
b
494,197
TK Elevator U.S. Newco, Inc., Term
Loan
392,032
8.602%,  (LIBOR 6M +
3.500%), 7/31/2027
b
388,163
TransDigm, Inc., Term Loan
1,105,643
8.492%,  (TSFR1M +
3.250%), 8/24/2028
b,c,d
1,104,582
Vertiv Group Corporation, Term
Loan
383,053
7.943%,  (LIBOR 1M +
2.750%), 3/2/2027
b
381,257
Total 7,730,549
Communications Services (1.0%)
Altice France SA/France, Term
Loan
799,911
10.486%,  (TSFR1M +
5.500%), 8/31/2028
b
709,258
CCI Buyer, Inc., Term Loan
307,640
9.242%,  (LIBOR 3M +
4.000%), 12/17/2027
b
301,551
Cengage Learning, Inc., Term
Loan
255,201
9.880%,  (LIBOR 3M +
4.750%), 7/14/2026
b
249,714
Charter Communications
Operating, LLC, Term Loan
961,508
6.795%,  (LIBOR 1M +
1.750%), 2/1/2027
b
955,094
Clear Channel Outdoor Holdings,
Inc., Term Loan
712,949
8.807%,  (LIBOR 3M +
3.500%), 8/23/2026
b
679,590
Connect Finco SARL, Term Loan
233,192
8.700%,  (LIBOR 1M +
3.500%), 12/12/2026
b
232,829
Crown Subsea Communications
Holding, Inc., Term Loan
234,460
10.275%,  (LIBOR 1M +
5.000%), 4/27/2027
b
233,972
358,920
10.525%,  (TSFR1M +
5.000%), 4/27/2027
b
358,697
CSC Holdings, LLC, Term Loan
372,400
7.693%,  (LIBOR 1M +
2.500%), 4/15/2027
b
324,386

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (6.8%)
a
Value
Communications Services (1.0%) - continued
DIRECTV Financing, LLC, Term
Loan
$ 889,278
10.217%,  (LIBOR 1M +
5.000%), 8/2/2027
b
$ 868,407
Intelsat Jackson Holdings SA,
Term Loan
476,847
9.444%,  (TSFR6M +
4.250%), 2/1/2029
b
474,462
Level 3 Financing, Inc., Term Loan
401,000
6.967%,  (LIBOR 1M +
1.750%), 3/1/2027
b
372,681
Lumen Technologies, Inc., Term
Loan
493,314
7.467%,  (LIBOR 3M +
2.250%), 3/15/2027
b
378,619
MH Sub I, LLC, Term Loan
611,916
9.353%,  (TSFR1M +
4.250%), 5/3/2028
b
586,216
NEP Group, Inc., Term Loan
255,145
8.467%,  (LIBOR 1M +
3.250%), 10/20/2025
b
228,546
Nexstar Media, Inc., Term Loan
501,375
7.717%,  (LIBOR 1M +
2.500%), 9/18/2026
b
500,478
Playtika Holding Corporation, Term
Loan
307,640
7.943%,  (LIBOR 1M +
2.750%), 3/11/2028
b
306,141
Radiate Holdco, LLC, Term Loan
513,546
8.467%,  (LIBOR 1M +
3.250%), 9/25/2026
b
427,101
RLG Holdings, LLC, Term Loan
247,699
9.467%,  (LIBOR 1M +
4.250%), 7/8/2028
b
234,943
SBA Senior Finance II, LLC, Term
Loan
759,008
6.950%,  (LIBOR 1M +
1.750%), 4/11/2025
b
758,666
UPC Financing Partnership, Term
Loan
235,000
8.118%,  (LIBOR 1M +
2.925%), 1/31/2029
b
229,713
Virgin Media Bristol, LLC, Term
Loan
583,000
7.693%,  (LIBOR 1M +
2.500%), 1/31/2028
b
577,316
Zayo Group Holdings, Inc., Term
Loan
492,320
8.217%,  (LIBOR 1M +
3.000%), 3/9/2027
b
385,324
Ziggo Financing Partnership, Term
Loan
394,000
7.693%,  (LIBOR 1M +
2.500%), 4/30/2028
b
387,527
Total 10,761,231
Consumer Cyclical (1.3%)
1011778 B.C., ULC, Term Loan
953,589
6.943%,  (LIBOR 1M +
1.750%), 11/19/2026
b
946,036
AlixPartners, LLP, Term Loan
270,921
7.698%,  (LIBOR 1M +
2.500%), 2/4/2028
b
270,109
Principal
Amount Bank Loans (6.8%)
a
Value
Consumer Cyclical (1.3%) - continued
Allied Universal Holdco, LLC, Term
Loan
$ 953,720
8.934%,  (LIBOR 1M +
3.750%), 5/14/2028
b
$ 925,642
Alterra Mountain Company, Term
Loan
300,705
8.693%,  (LIBOR 1M +
3.500%), 8/17/2028
b
299,577
Arches Buyer, Inc., Term Loan
166,148
8.434%,  (LIBOR 1M +
3.250%), 12/6/2027
b
160,074
Belron Luxembourg SARL, Term
Loan
231,000
7.832%,  (TSFR1M +
2.750%), 4/13/2029
b
230,857
Caesars Entertainment, Inc., Term
Loan
603,487
8.453%,  (TSFR1M +
3.250%), 2/6/2030
b
602,938
Carnival Corporation, Term Loan
610,831
8.217%,  (LIBOR 1M +
3.000%), 6/30/2025
b
609,494
147,874
8.467%,  (LIBOR 1M +
3.250%), 10/18/2028
b
146,395
Cinemark USA, Inc., Term Loan
272,851
9.055%,  (TSFR1M +
3.750%), 5/24/2030
b
271,061
Clarios Global, LP, Term Loan
550,725
8.853%,  (TSFR1M +
3.750%), 5/4/2030
b
548,831
Crocs, Inc., Term Loan
235,402
8.863%,  (TSFR1M +
3.500%), 2/19/2029
b
235,751
Delta 2 Lux SARL, Term Loan
568,000
8.103%,  (TSFR1M +
3.000%), 1/15/2030
b
567,716
Ensemble RCM, LLC, Term Loan
234,000
0.000%,  (TSFR1M +
3.850%), 8/1/2026
b,c,d
233,707
Fertitta Entertainment, LLC/NV,
Term Loan
233,229
9.103%,  (TSFR1M +
4.000%), 1/27/2029
b
229,877
First Brands Group, LLC, Term
Loan
312,595
10.252%,  (TSFR6M +
5.000%), 3/30/2027
b
305,368
Go Daddy Operating Company,
LLC, Term Loan
376,110
8.103%,  (TSFR1M +
3.000%), 11/10/2029
b
376,618
Great Outdoors Group, LLC, Term
Loan
532,932
8.943%,  (LIBOR 1M +
3.750%), 3/5/2028
b
528,269
Harbor Freight Tools USA, Inc.,
Term Loan
474,566
7.967%,  (LIBOR 1M +
2.750%), 10/19/2027
b
467,514
Hilton Worldwide Finance, LLC,
Term Loan
575,000
6.939%,  (LIBOR 1M +
1.750%), 6/21/2026
b
574,126

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (6.8%)
a
Value
Consumer Cyclical (1.3%) - continued
IRB Holding Corporation, Term
Loan
$ 550,214
8.203%,  (TSFR1M +
3.000%), 12/15/2027
b
$ 545,917
Petco Health & Wellness
Company, Inc., Term Loan
253,552
8.754%,  (LIBOR 3M +
3.250%), 3/4/2028
b
251,448
PetSmart, LLC, Term Loan
752,491
8.953%,  (LIBOR 1M +
3.750%), 2/12/2028
b
749,985
Pilot Travel Centers, LLC, Term
Loan
642,780
7.203%,  (TSFR1M +
2.000%), 8/6/2028
b
641,173
Prime Security Services Borrower,
LLC, Term Loan
766,439
7.943%,  (LIBOR 1M +
2.750%), 9/23/2026
b
765,742
Scientific Games Holdings, LP,
Term Loan
391,045
8.421%,  (TSFR1M +
3.500%), 4/4/2029
b
385,864
Scientific Games International,
Inc., Term Loan
578,617
8.248%,  (TSFR1M +
3.000%), 4/14/2029
b
577,077
Staples, Inc., Term Loan
210,673
9.799%,  (LIBOR 3M +
4.500%), 9/12/2024
b
207,601
376,201
10.299%,  (LIBOR 3M +
5.000%), 4/12/2026
b
320,772
Stars Group Holdings BV, Term
Loan
225,280
7.754%,  (LIBOR 3M +
2.250%), 7/21/2026
b
225,084
Uber Technologies, Inc., Term
Loan
290,759
8.018%,  (TSFR1M +
2.750%), 3/3/2030
b
290,526
UFC Holdings, LLC, Term Loan
375,965
8.050%,  (LIBOR 3M +
2.750%), 4/29/2026
b
375,284
Total 13,866,433
Consumer Non-Cyclical (0.9%)
AI Aqua Merger Sub, Inc., Term
Loan
750,633
8.896%,  (TSFR1M +
3.750%), 7/30/2028
b
735,996
Alltech, Inc., Term Loan
232,688
9.215%,  (LIBOR 1M +
4.000%), 10/15/2028
b
224,253
Aramark Services, Inc., Term Loan
276,596
7.717%,  (TSFR1M +
2.500%), 6/13/2030
b
276,250
Bausch + Lomb Corporation, Term
Loan
601,443
8.592%,  (TSFR1M +
3.250%), 5/10/2027
b
582,648
Chobani, LLC, Term Loan
240,170
8.717%,  (LIBOR 1M +
3.500%), 10/23/2027
b
238,568
Principal
Amount Bank Loans (6.8%)
a
Value
Consumer Non-Cyclical (0.9%) - continued
DaVita, Inc., Term Loan
$ 193,081
6.967%,  (LIBOR 1M +
1.750%), 8/12/2026
b
$ 190,065
Elanco Animal Health, Inc., Term
Loan
303,546
7.010%,  (LIBOR 1M +
1.750%), 8/1/2027
b
297,760
Froneri U.S., Inc., Term Loan
585,473
7.453%,  (LIBOR 3M +
2.250%), 1/31/2027
b
581,521
Gainwell Acquisition Corporation,
Term Loan
873,322
9.342%,  (LIBOR 3M +
4.000%), 10/1/2027
b
859,130
ICON Luxembourg SARL, Term
Loan
659,461
7.753%,  (LIBOR 3M +
2.250%), 7/1/2028
b
659,086
Jazz Financing Lux SARL, Term
Loan
758,559
8.693%,  (LIBOR 1M +
3.500%), 5/5/2028
b
757,337
LifePoint Health, Inc., Term Loan
333,000
9.023%,  (LIBOR 3M +
3.750%), 11/16/2025
b
307,749
Medline Borrower, LP, Term Loan
1,389,447
8.467%,  (LIBOR 1M +
3.250%), 10/21/2028
b
1,372,510
Organon & Company, Term Loan
696,513
8.250%,  (LIBOR 1M +
3.000%), 6/2/2028
b
695,426
Packaging Coordinators Midco,
Inc., Term Loan
234,799
9.003%,  (LIBOR 3M +
3.500%), 11/30/2027
b
231,094
Phoenix Newco, Inc., Term Loan
576,401
8.404%,  (LIBOR 1M +
3.250%), 11/15/2028
b,c,d
571,213
PRA Health Sciences, Inc., Term
Loan
164,305
7.754%,  (LIBOR 3M +
2.250%), 7/1/2028
b
164,212
Reynolds Consumer Products,
LLC, Term Loan
457,942
6.953%,  (LIBOR 1M +
1.750%), 2/4/2027
b
457,319
Select Medical Corporation, Term
Loan
386,000
7.703%,  (LIBOR 1M +
2.500%), 3/6/2025
b
384,746
Sotera Health Holdings, LLC, Term
Loan
522,600
8.023%,  (LIBOR 3M +
2.750%), 12/11/2026
b
513,784
Total 10,100,667
Energy (0.2%)
Buckeye Partners, LP, Term Loan
383,053
7.453%,  (LIBOR 1M +
2.250%), 11/1/2026
b
379,981
CQP Holdco, LP, Term Loan
766,021
8.693%,  (LIBOR 1M +
3.500%), 6/4/2028
b
764,106

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (6.8%)
a
Value
Energy (0.2%) - continued
GIP II Blue Holding, LP, Term Loan
$ 182,595
9.717%,  (LIBOR 3M +
4.500%), 9/29/2028
b
$ 182,857
GIP III Stetson I, LP, Term Loan
215,964
9.453%,  (LIBOR 1M +
4.250%), 7/18/2025
b
215,424
Oryx Midstream Services Permian
Basin, LLC, Term Loan
181,064
8.539%,  (LIBOR 3M +
3.250%), 10/5/2028
b
180,499
Total 1,722,867
Financials (0.5%)
Acrisure, LLC, Term Loan
360,208
8.693%,  (LIBOR 1M +
3.500%), 2/15/2027
b
349,016
Alliant Holdings Intermediate, LLC,
Term Loan
149,853
8.647%,  (TSFR1M +
3.500%), 11/6/2027
b
148,792
AmWINS Group, Inc., Term Loan
578,552
7.443%,  (LIBOR 1M +
2.250%), 2/19/2028
b
572,697
Asurion, LLC, Term Loan
390,000
8.788%,  (LIBOR 3M +
3.250%), 12/23/2026
b
374,985
338,036
8.788%,  (LIBOR 3M +
3.250%), 7/31/2027
b
319,259
Edelman Financial Engines Center,
LLC, Term Loan
157,792
8.943%,  (LIBOR 1M +
3.750%), 4/7/2028
b
153,592
First Eagle Holdings, Inc., Term
Loan
157,741
8.038%,  (LIBOR 3M +
2.500%), 2/2/2027
b
154,980
FleetCor Technologies Operating
Company, LLC, Term  Loan
307,648
6.952%,  (LIBOR 1M +
1.750%), 4/30/2028
b
304,956
Focus Financial Partners, LLC,
Term Loan
268,647
8.353%,  (TSFR1M +
3.250%), 6/30/2028
b
266,258
Howden Group Holdings, Ltd.,
Term Loan
157,786
8.500%,  (LIBOR 1M +
3.250%), 11/12/2027
b
156,647
HUB International, Ltd., Term Loan
741,000
9.326%,  (TSFR1M +
4.250%), 6/20/2030
b,c,d
742,342
Hudson River Trading, LLC, Term
Loan
165,728
8.217%,  (TSFR1M +
3.000%), 3/18/2028
b
160,922
Jane Street Group, LLC, Term
Loan
307,634
7.967%,  (LIBOR 1M +
2.750%), 1/26/2028
b
306,646
Sedgwick Claims Management
Services, Inc., Term Loan
268,826
8.853%,  (TSFR1M +
3.750%), 2/24/2028
b
266,936
Principal
Amount Bank Loans (6.8%)
a
Value
Financials (0.5%) - continued
Trans Union, LLC, Term Loan
$ 494,821
7.467%,  (LIBOR 1M +
2.250%), 12/1/2028
b
$ 493,223
USI, Inc./NY, Term Loan
570,688
8.992%,  (TSFR1M +
3.750%), 11/22/2029
b
569,261
VFH Parent, LLC, Term Loan
232,650
8.189%,  (TSFR1M +
3.000%), 1/13/2029
b
231,415
Total 5,571,927
Technology (1.4%)
Amentum Government Services
Holdings, LLC, Term  Loan
383,098
9.147%,  (TSFR1M +
4.000%), 2/15/2029
b,e
373,520
AthenaHealth Group, Inc., Delayed
Draw
91,196
0.000%,  (TSFR1M +
3.500%), 2/15/2029
b,c,d
87,662
AthenaHealth Group, Inc., Term
Loan
740,479
8.589%,  (PRIME + 3.500%),
2/15/2029
b
711,785
Boxer Parent Company, Inc., Term
Loan
584,833
8.948%,  (LIBOR 1M +
3.750%), 10/2/2025
b
579,546
Central Parent, Inc., Term Loan
685,555
9.492%,  (TSFR3M +
4.250%), 7/6/2029
b
683,183
Cloud Software Group, Inc., Term
Loan
414,960
9.842%,  (TSFR3M +
4.500%), 3/30/2029
b
387,469
Coherent Corporation, Term Loan
353,828
7.967%,  (LIBOR 3M +
2.750%), 7/1/2029
b
352,501
CommScope, Inc., Term Loan
242,570
8.467%,  (LIBOR 1M +
3.250%), 4/4/2026
b
231,897
CoreLogic, Inc., Term Loan
310,420
8.750%,  (LIBOR 1M +
3.500%), 6/2/2028
b
279,844
Cornerstone OnDemand, Inc.,
Term Loan
420,804
9.254%,  (LIBOR 1M +
3.750%), 10/15/2028
b
391,613
Dcert Buyer, Inc., Term Loan
465,392
9.264%,  (LIBOR 6M +
4.000%), 10/16/2026
b
460,594
Dun & Bradstreet Corporation,
Term Loan
458,375
8.434%,  (LIBOR 1M +
3.250%), 2/8/2026
b
458,489
Entegris, Inc., Term Loan
336,690
7.952%,  (TSFR1M +
2.750%), 7/6/2029
b
336,902
Gen Digital, Inc., Term Loan
443,299
7.202%,  (TSFR1M +
2.000%), 9/12/2029
b
440,808

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (6.8%)
a
Value
Technology (1.4%) - continued
Genesys Cloud Services Holdings
II, LLC, Term Loan
$ 384,036
9.201%,  (LIBOR 1M +
4.000%), 12/1/2027
b
$ 382,665
Hyland Software, Inc., Term Loan
258,961
8.693%,  (LIBOR 1M +
3.500%), 7/1/2024
b
256,630
Informatica, LLC, Term Loan
383,090
8.000%,  (LIBOR 1M +
2.750%), 10/29/2028
b
381,773
Ingram Micro, Inc., Term Loan
285,347
9.038%,  (LIBOR 3M +
3.500%), 7/2/2028
b
284,100
Magenta Buyer, LLC, Term Loan
413,899
10.030%,  (LIBOR 3M +
4.750%), 7/27/2028
b
310,250
McAfee Corporation, Term Loan
789,023
9.010%,  (TSFR1M +
3.750%), 3/1/2029
b
753,185
Mitchell International, Inc., Term
Loan
480,352
8.943%,  (LIBOR 1M +
3.750%), 10/15/2028
b
468,583
MKS Instruments, Inc., Term Loan
690,780
7.939%,  (TSFR1M +
2.750%), 8/17/2029
b
690,780
Open Text Corporation, Term Loan
594,015
8.703%,  (TSFR1M +
3.500%), 1/31/2030
b
596,492
Peraton Corporation, Term Loan
1,194,663
8.953%,  (LIBOR 1M +
3.750%), 2/1/2028
b
1,171,415
Polaris Newco, LLC, Term Loan
690,727
9.538%,  (LIBOR 3M +
4.000%), 6/4/2028
b
634,316
Proofpoint, Inc., Term Loan
511,108
8.467%,  (LIBOR 1M +
3.250%), 8/31/2028
b
499,608
RealPage, Inc., Term Loan
391,015
8.198%,  (LIBOR 1M +
3.000%), 4/22/2028
b
382,120
SS&C Technologies, Inc., Term
Loan
114,246
6.967%,  (LIBOR 1M +
1.750%), 4/16/2025
b
114,114
93,061
6.967%,  (LIBOR 1M +
1.750%), 4/16/2025
b
92,953
150,057
6.967%,  (LIBOR 1M +
1.750%), 4/16/2025
b
149,844
Tempo Acquisition, LLC, Term
Loan
375,144
8.102%,  (TSFR1M +
3.000%), 8/31/2028
b
375,144
UKG, Inc., Term Loan
818,766
8.271%,  (LIBOR 2M +
3.250%), 5/3/2026
b
802,644
Verscend Holding Corporation,
Term Loan
563,686
9.217%,  (LIBOR 1M +
4.000%), 8/27/2025
b
562,863
Total 14,685,292
Principal
Amount Bank Loans (6.8%)
a
Value
Transportation (0.4%)
AAdvantage Loyalty IP, Ltd., Term
Loan
$ 930,274
10.000%,  (LIBOR 3M +
4.750%), 4/20/2028
b
$ 948,880
Air Canada, Term Loan
728,389
8.839%,  (LIBOR 3M +
3.500%), 8/11/2028
b
727,348
Apple Bidco, LLC, Term Loan
253,457
7.967%,  (TSFR1M +
4.000%), 9/23/2028
b
251,013
Brown Group Holding, LLC, Term
Loan
307,485
7.703%,  (LIBOR 1M +
2.500%), 6/7/2028
b
302,488
Genesee & Wyoming, Inc., Term
Loan
382,756
7.342%,  (LIBOR 3M +
2.000%), 12/30/2026
b
382,159
SkyMiles IP, Ltd., Term Loan
735,744
9.060%,  (LIBOR 3M +
3.750%), 10/20/2027
b
763,503
United Airlines, Inc., Term Loan
873,168
9.292%,  (LIBOR 3M +
3.750%), 4/21/2028
b
871,474
Total 4,246,865
Utilities (0.1%)
PG&E Corporation, Term Loan
563,003
8.217%,  (LIBOR 1M +
3.000%), 6/23/2025
b
561,696
Total 561,696
Total Bank Loans
(cost $72,054,627) 71,957,984
Principal
Amount Long-Term Fixed Income ( 62.4% ) Value
Asset-Backed Securities (5.6%)
510 Asset Backed Trust
800,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
f,g
683,427
1,276,624
2.116%,  6/25/2061, Ser.
2021-NPL2, Class A1
f,g
1,154,881
775,000
4.090%,  6/25/2061, Ser.
2021-NPL2, Class A2
f,g
667,273
522 Funding CLO, Ltd.
1,325,000
7.650%,  (LIBOR 3M +
2.400%), 4/20/2030, Ser.
2019-4A, Class CR
b,f
1,278,536
720 East CLO I, Ltd.
1,700,000
8.825%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
b,f
1,713,265
Affirm Asset Securitization Trust
1,150,000
4.300%,  5/17/2027, Ser.
2022-A, Class 1A
f
1,119,121
1,500,000
6.610%,  1/18/2028, Ser.
2023-A, Class A
f
1,492,536
Anchorage Capital CLO 21, Ltd.
1,225,000
7.650%,  (LIBOR 3M +
2.400%), 10/20/2034, Ser.
2021-21A, Class C
b,f
1,179,469

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (62.4%) Value
Asset-Backed Securities (5.6%) - continued
Ares XL CLO, Ltd.
$ 1,200,000
8.060%,  (LIBOR 3M +
2.800%), 1/15/2029, Ser.
2016-40A, Class CRR
b,f
$ 1,135,968
Babson CLO, Ltd.
2,900,000
8.150%,  (LIBOR 3M +
2.900%), 7/20/2029, Ser.
2018-3A, Class D
b,f
2,802,444
Bankers Healthcare Group
Securitization Trust
763,918
5.280%,  10/17/2035, Ser.
2022-C, Class A
f
755,277
Barings CLO, Ltd.
600,000
8.400%,  (LIBOR 3M +
3.150%), 1/20/2032, Ser.
2016-2A, Class DR2
b,f
568,626
Benefit Street Partners CLO II, Ltd.
1,000,000
7.160%,  (LIBOR 3M +
1.900%), 7/15/2029, Ser.
2013-IIA, Class BR2
b,f
997,196
Business Jet Securities, LLC
174,126
2.981%,  11/15/2035, Ser.
2020-1A, Class A
f
164,513
1,141,241
4.455%,  6/15/2037, Ser.
2022-1A, Class A
f
1,089,919
CarVal CLO VII-C, Ltd.
1,250,000
7.433%,  (TSFR3M +
2.750%), 1/20/2035, Ser.
2023-1A, Class B1
b,f
1,251,536
CarVal CLO VIII-C, Ltd.
1,000,000
8.071%,  (TSFR3M +
3.000%), 10/22/2035, Ser.
2022-2A, Class B1
b,f
1,003,306
CarVal CLO, Ltd.
1,700,000
8.756%,  (TSFR3M +
3.700%), 4/21/2034, Ser.
2022-1A, Class D
b,f
1,592,883
Dewolf Park CLO, Ltd.
1,000,000
8.110%,  (LIBOR 3M +
2.850%), 10/15/2030, Ser.
2017-1A, Class DR
b,f
924,836
Dryden 36 Senior Loan Fund
1,025,000
7.298%,  (TSFR3M +
2.312%), 4/15/2029, Ser.
2014-36A, Class CR3
b,f
984,312
FirstKey Homes Trust
1,400,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
f
1,252,497
Harley Marine Financing, LLC
1,683,945
6.682%,  5/15/2043, Ser.
2018-1A, Class A2
f
1,683,309
Invesco CLO, Ltd.
250,000
6.923%,  (LIBOR 3M +
1.650%), 10/22/2034, Ser.
2021-3A, Class B
b,f
243,098
Invesco US CLO, Ltd.
1,500,000
7.620%,  (TSFR3M +
2.750%), 4/22/2035, Ser.
2023-1A, Class B
b,f
1,504,407
Principal
Amount Long-Term Fixed Income (62.4%) Value
Asset-Backed Securities (5.6%) - continued
Longfellow Place CLO, Ltd.
$ 2,000,000
7.560%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,f
$ 1,989,582
Madison Park Funding XVIII, Ltd.
1,725,000
7.161%,  (LIBOR 3M +
1.900%), 10/21/2030, Ser.
2015-18A, Class CRR
b,f
1,646,376
Neuberger Berman CLO, Ltd.
1,650,000
8.260%,  (LIBOR 3M +
3.000%), 10/15/2029, Ser.
2013-15A, Class DR2
b,f
1,528,341
OZLM VIII, Ltd.
1,400,000
6.910%,  (LIBOR 3M +
1.650%), 10/17/2029, Ser.
2014-8A, Class A2R3
b,f
1,364,073
Pagaya AI Technology in Housing
Trust
1,700,000
4.250%,  8/25/2025, Ser.
2022-1, Class B
f
1,593,794
PPM CLO 6, Ltd.
1,500,000
9.075%,  (TSFR3M +
4.500%), 1/20/2031, Ser.
2022-6A, Class C
b,f
1,499,193
Pretium Mortgage Credit Partners,
LLC
1,900,000
5.438%,  1/25/2052, Ser.
2022-NPL1, Class A2
f,g
1,665,416
1,250,000
3.844%,  6/27/2060, Ser.
2021-NPL2, Class A2
f,g
1,030,211
1,300,000
3.721%,  7/25/2051, Ser.
2021-NPL3, Class A2
f,g
1,061,664
Progress Residential Trust
2,350,000
3.600%,  4/17/2039, Ser.
2022-SFR3, Class B
f
2,138,924
Renaissance Home Equity Loan
Trust
1,429,634
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
g
570,604
Saxon Asset Securities Trust
567,623
3.093%,  8/25/2035, Ser.
2004-2, Class MF2
b
490,512
Sculptor CLO, Ltd.
950,000
7.650%,  (LIBOR 3M +
2.400%), 1/20/2035, Ser. 28A,
Class C
b,f
895,508
Silver Point CLO 2, Ltd.
1,800,000
7.782%,  (TSFR3M +
2.700%), 4/20/2035, Ser.
2023-2A, Class A2
b,f
1,806,694
Stanwich Mortgage Loan
Company, LLC
833,591
2.735%,  10/16/2026, Ser.
2021-NPB1, Class A1
f,g
753,426
Stratus CLO, Ltd.
1,450,000
8.098%,  (TSFR3M +
3.050%), 10/20/2031, Ser.
2022-3A, Class B
b,f
1,453,843
Upstart Securitization Trust
982,075
6.590%,  2/20/2033, Ser.
2023-1, Class A
f
978,689
500,000
6.770%,  6/20/2033, Ser.
2023-2, Class A
d,e,f
499,980

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (62.4%) Value
Asset-Backed Securities (5.6%) - continued
VCAT Asset Securitization, LLC
$ 350,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
f,g
$ 317,955
Vericrest Opportunity Loan
Transferee
1,250,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
f,g
1,117,172
1,550,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
f,g
1,383,008
1,100,000
4.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
f,g
949,986
325,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
f,g
274,042
1,675,000
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
f,g
1,501,527
400,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
f,g
327,718
Whitebox CLO III, Ltd.
1,225,000
7.460%,  (LIBOR 3M +
2.200%), 10/15/2034, Ser.
2021-3A, Class C
b,f
1,180,964
Whitebox CLO IV, Ltd.
1,250,000
7.380%,  (TSFR3M +
2.600%), 4/20/2036, Ser.
2023-4A, Class B
b,f
1,248,706
Wind River CLO, Ltd.
950,000
7.250%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,f
904,886
Total 59,415,429
Basic Materials (1.1%)
Alcoa Nederland Holding BV
424,000 5.500%,  12/15/2027
f
410,060
Anglo American Capital plc
200,000 3.875%,  3/16/2029
f
181,750
ATI, Inc., Convertible
248,000 3.500%,  6/15/2025 717,960
Cascades, Inc./Cascades USA,
Inc.
285,000 5.125%,  1/15/2026
f
272,338
Chemours Company
465,000 5.750%,  11/15/2028
f
427,284
Cleveland-Cliffs, Inc.
410,000 5.875%,  6/1/2027
h
400,149
210,000 4.625%,  3/1/2029
f,h
189,135
Consolidated Energy Finance SA
665,000 5.625%,  10/15/2028
f
565,383
Ecolab, Inc.
174,000 2.125%,  2/1/2032
h
142,404
EIDP, Inc.
160,000 4.500%,  5/15/2026 157,085
First Quantum Minerals, Ltd.
739,000 6.875%,  10/15/2027
f
720,894
FMC Corporation
135,000 5.150%,  5/18/2026 132,809
Freeport-McMoRan, Inc.
413,000 4.625%,  8/1/2030 389,149
Glencore Funding, LLC
196,000 4.000%,  3/27/2027
f
186,807
Principal
Amount Long-Term Fixed Income (62.4%) Value
Basic Materials (1.1%) - continued
Hecla Mining Company
$ 160,000 7.250%,  2/15/2028 $ 158,557
Hudbay Minerals, Inc.
370,000 4.500%,  4/1/2026
f
344,522
Illumina, Inc.
298,000 9.000%,  7/1/2028
f
259,665
International Flavors & Fragrances,
Inc.
201,000 1.230%,  10/1/2025
f
179,188
Methanex Corporation
478,000 4.250%,  12/1/2024 465,787
Mosaic Company
300,000 4.050%,  11/15/2027 285,653
Novelis Corporation
150,000 3.250%,  11/15/2026
f
135,775
210,000 4.750%,  1/30/2030
f
186,628
150,000 3.875%,  8/15/2031
f
123,392
Nutrien, Ltd.
273,000 4.000%,  12/15/2026 261,922
OCI NV
264,000 4.625%,  10/15/2025
f
251,746
Olin Corporation
625,000 5.125%,  9/15/2027 596,018
Peabody Energy Corporation,
Convertible
242,000 3.250%,  3/1/2028
h
325,006
SCIL IV, LLC/SCIL USA Holdings,
LLC
450,000 5.375%,  11/1/2026
f
410,239
SPCM SA
392,000 3.375%,  3/15/2030
f
326,087
SunCoke Energy, Inc.
435,000 4.875%,  6/30/2029
f
365,338
Taseko Mines, Ltd.
310,000 7.000%,  2/15/2026
f
282,547
Unifrax Escrow Issuer Corporation
358,000 5.250%,  9/30/2028
f
258,451
United States Steel Corporation
468,000 6.875%,  3/1/2029 462,910
United States Steel Corporation,
Convertible
282,000 5.000%,  11/1/2026 551,169
Westlake Corporation
130,000 3.600%,  8/15/2026 121,996
Total 11,245,803
Capital Goods (2.2%)
Advanced Drainage Systems, Inc.
430,000 6.375%,  6/15/2030
f
425,386
AECOM
605,000 5.125%,  3/15/2027 585,380
Amcor Finance USA, Inc.
136,000 5.625%,  5/26/2033 134,347
Amphenol Corporation
126,000 4.750%,  3/30/2026 124,493
Amsted Industries, Inc.
410,000 5.625%,  7/1/2027
f
396,548
ARD Finance SA
138,000 6.500%,  6/30/2027
f
111,800

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (62.4%) Value
Capital Goods (2.2%) - continued
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
$ 400,000 5.250%,  8/15/2027
f
$ 338,833
206,000 5.250%,  8/15/2027
f,h
174,499
Boeing Company
366,000 4.875%,  5/1/2025 360,799
222,000 2.196%,  2/4/2026 203,753
197,000 3.250%,  3/1/2028 179,201
293,000 5.150%,  5/1/2030 290,173
Bombardier, Inc.
224,000 7.125%,  6/15/2026
f
222,491
424,000 7.875%,  4/15/2027
f
422,908
330,000 6.000%,  2/15/2028
f
311,884
Builders FirstSource, Inc.
250,000 5.000%,  3/1/2030
f
233,754
Canpack SA/Canpack US, LLC
500,000 3.125%,  11/1/2025
f
457,430
Carrier Global Corporation
265,000 2.722%,  2/15/2030 228,089
Chart Industries, Inc.
446,000 7.500%,  1/1/2030
f
455,034
Chart Industries, Inc., Convertible
289,000 1.000%,  11/15/2024 792,293
Clean Harbors, Inc.
575,000 6.375%,  2/1/2031
f
578,599
Clydesdale Acquisition Holdings,
Inc.
58,000 6.625%,  4/15/2029
f
55,315
116,000 8.750%,  4/15/2030
f
102,396
Cornerstone Building Brands, Inc.
298,000 6.125%,  1/15/2029
f
235,420
Covanta Holding Corporation
296,000 4.875%,  12/1/2029
f
256,040
CP Atlas Buyer, Inc.
340,000 7.000%,  12/1/2028
f
266,900
Crown Cork & Seal Company, Inc.
377,000 7.375%,  12/15/2026 389,733
Emerald Debt Merger Sub, LLC
407,000 6.625%,  12/15/2030
f
403,439
General Electric Company
27,000
8.882%,  (LIBOR 3M +
3.330%), 9/15/2023
b,i
27,000
GFL Environmental, Inc.
311,000 4.000%,  8/1/2028
f
278,050
617,000 3.500%,  9/1/2028
f
549,120
Greenbrier Companies, Inc.,
Convertible
515,000 2.875%,  4/15/2028 507,017
H&E Equipment Services, Inc.
669,000 3.875%,  12/15/2028
f
579,207
Herc Holdings, Inc.
330,000 5.500%,  7/15/2027
f
316,189
Howmet Aerospace, Inc.
227,000 6.875%,  5/1/2025 230,610
960,000 3.000%,  1/15/2029 839,050
Huntington Ingalls Industries, Inc.
196,000 4.200%,  5/1/2030 181,607
JELD-WEN, Inc.
176,000 4.625%,  12/15/2025
f
170,500
John Deere Capital Corporation
123,000 4.750%,  1/20/2028 122,898
Principal
Amount Long-Term Fixed Income (62.4%) Value
Capital Goods (2.2%) - continued
$ 281,000 2.800%,  7/18/2029 $ 251,802
141,000 4.700%,  6/10/2030 140,069
144,000 3.900%,  6/7/2032 135,983
Kaman Corporation, Convertible
240,000 3.250%,  5/1/2024 231,120
KBR, Inc., Convertible
504,000 2.500%,  11/1/2023 1,289,232
Mauser Packaging Solutions
Holding Company
470,000 9.250%,  4/15/2027
f
433,811
MIWD Holdco II, LLC
226,000 5.500%,  2/1/2030
f
186,450
Mueller Water Products, Inc.
249,000 4.000%,  6/15/2029
f
220,935
Nesco Holdings II, Inc.
445,000 5.500%,  4/15/2029
f
398,275
New Enterprise Stone and Lime
Company, Inc.
509,000 5.250%,  7/15/2028
f
463,205
Northrop Grumman Corporation
63,000 4.700%,  3/15/2033 61,829
OI European Group BV
473,000 4.750%,  2/15/2030
f
426,911
Otis Worldwide Corporation
230,000 2.056%,  4/5/2025 216,748
Owens-Brockway Glass Container,
Inc.
216,000 6.625%,  5/13/2027
f
213,878
Pactiv Evergreen Group
305,000 4.375%,  10/15/2028
f
264,089
Parker-Hannifin Corporation
141,000 4.250%,  9/15/2027 136,710
Patrick Industries, Inc., Convertible
318,000 1.750%,  12/1/2028 308,778
PGT Innovations, Inc.
408,000 4.375%,  10/1/2029
f
380,584
Raytheon Technologies
Corporation
312,000 4.125%,  11/16/2028 300,498
Republic Services, Inc.
131,000 3.950%,  5/15/2028 125,575
Roller Bearing Company of
America, Inc.
336,000 4.375%,  10/15/2029
f
301,025
Sealed Air Corporation
373,000 6.125%,  2/1/2028
f
370,250
Silgan Holdings, Inc.
179,000 4.125%,  2/1/2028 164,241
SRM Escrow Issuer, LLC
580,000 6.000%,  11/1/2028
f
546,965
Textron, Inc.
196,000 3.650%,  3/15/2027 183,595
Titan Acquisition, Ltd./Titan Co-
Borrower, LLC
160,000 7.750%,  4/15/2026
f
145,200
TransDigm, Inc.
250,000 6.250%,  3/15/2026
f
248,778
1,441,000 5.500%,  11/15/2027 1,359,151
Triumph Group, Inc.
382,000 9.000%,  3/15/2028
f
390,037

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (62.4%) Value
Capital Goods (2.2%) - continued
United Rentals North America, Inc.
$ 455,000 4.875%,  1/15/2028 $ 432,974
310,000 4.000%,  7/15/2030 274,547
Waste Connections, Inc.
70,000 3.200%,  6/1/2032 61,007
Waste Pro USA, Inc.
185,000 5.500%,  2/15/2026
f
171,495
WESCO Distribution, Inc.
545,000 7.250%,  6/15/2028
f
555,931
Total 23,929,863
Collateralized Mortgage Obligations (4.7%)
Alternative Loan Trust
568,860
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 325,185
Banc of America Alternative Loan
Trust
596,657
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 513,922
Banc of America Mortgage
Securities Trust
427,782
3.872%,  9/25/2035, Ser.
2005-H, Class 3A1
b
389,913
Bear Stearns Adjustable Rate
Mortgage Trust
96,632
5.230%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
91,337
CAFL Issuer, LLC
1,350,000
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
f
1,230,793
Cascade Funding Mortgage Trust,
LLC
1,752,717
4.250%,  4/25/2033, Ser.
2023-HB12, Class A
b,f
1,672,844
CHL Mortgage Pass-Through Trust
418,270
4.073%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
400,584
944,775
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 527,108
CHNGE Mortgage Trust
1,436,471
3.757%,  3/25/2067, Ser.
2022-2, Class A1
b,f
1,325,153
1,565,182
5.000%,  5/25/2067, Ser.
2022-3, Class A1
b,f
1,509,487
1,720,813
6.525%,  6/25/2058, Ser.
2023-2, Class A1
f,g
1,707,550
925,386
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
f,g
890,268
1,250,000
7.100%,  7/25/2058, Ser.
2023-3, Class A1
f,g
1,245,412
1,107,110
6.000%,  10/25/2057, Ser.
2022-4, Class A1
f,g
1,079,662
CIM Trust
1,618,468
7.100%,  4/25/2058, Ser.
2023-I1, Class A3
f,g
1,605,363
Citigroup Mortgage Loan Trust,
Inc.
106,393
5.500%,  8/25/2034, Ser.
2004-NCM2, Class 1CB1 94,361
1,017,015
4.223%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
880,743
Principal
Amount Long-Term Fixed Income (62.4%) Value
Collateralized Mortgage Obligations (4.7%) -
continued
Countrywide Alternative Loan Trust
$ 489,695
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 $ 415,606
244,591
3.168%,  10/25/2035, Ser.
2005-43, Class 4A1
b
201,491
167,394
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 132,229
Countrywide Home Loan
Mortgage Pass Through Trust
491,089
3.504%,  11/25/2035, Ser.
2005-22, Class 2A1
b
387,850
Credit Suisse Mortgage Trust
924,560
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
b,f
902,354
604,325
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,f
497,516
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
766,266
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 678,198
325,199
3.104%,  8/25/2035, Ser.
2005-AR1, Class 2A3
b
287,869
Federal Home Loan Mortgage
Corporation
1,698,212
3.500%,  8/15/2035, Ser.
345, Class C8
j
181,481
Federal Home Loan Mortgage
Corporation - REMIC
3,081,731
4.000%,  1/25/2051, Ser.
5249, Class LA 2,940,262
6,369,359
1.500%,  12/25/2050, Ser.
5107, Class IO
j
553,759
209,015
2.500%,  5/15/2027, Ser.
4106, Class HI
j
4,452
904,080
3.000%,  5/15/2027, Ser.
4046, Class GI
j
30,400
874,454
3.000%,  7/15/2027, Ser.
4084, Class NI
j
33,940
1,278,131
3.000%,  7/15/2027, Ser.
4074, Class IO
j
51,526
467,097
2.500%,  2/15/2028, Ser.
4162, Class AI
j
17,712
964,294
2.500%,  2/15/2028, Ser.
4161, Class UI
j
36,106
1,529,051
2.500%,  3/15/2028, Ser.
4177, Class EI
j
60,608
1,480,308
3.500%,  10/15/2032, Ser.
4119, Class KI
j
146,082
1,009,240
3.000%,  2/15/2033, Ser.
4170, Class IG
j
87,027
1,645,126
3.000%,  4/15/2033, Ser.
4203, Class DI
j
87,356
Federal National Mortgage
Association - REMIC
1,663,754
4.500%,  6/25/2052, Ser.
2022-43, Class MA 1,604,918
3,374,338
4.000%,  7/25/2052, Ser.
2022-37, Class PE 3,204,021
1,500,015
3.000%,  7/25/2027, Ser.
2012-73, Class DI
j
52,054
1,013,196
3.000%,  7/25/2027, Ser.
2012-74, Class AI
j
36,229
1,861,087
3.000%,  8/25/2027, Ser.
2012-95, Class HI
j
52,772

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (62.4%) Value
Collateralized Mortgage Obligations (4.7%) -
continued
$ 976,267
3.500%,  9/25/2027, Ser.
2012-98, Class YI
j
$ 38,774
2,823,902
3.000%,  11/25/2027, Ser.
2012-121, Class BI
j
119,116
1,426,769
3.000%,  12/25/2027, Ser.
2012-139, Class DI
j
49,833
716,159
2.500%,  1/25/2028, Ser.
2012-152, Class AI
j
26,139
1,903,545
3.000%,  1/25/2028, Ser.
2012-147, Class EI
j
65,960
633,252
2.500%,  2/25/2028, Ser.
2013-46, Class CI
j
18,967
642,183
3.000%,  2/25/2028, Ser.
2013-2, Class GI
j
26,632
408,945
3.000%,  4/25/2028, Ser.
2013-30, Class DI
j
17,786
1,299,850
3.000%,  11/25/2031, Ser.
2013-69, Class IO
j
38,924
1,373,086
3.000%,  2/25/2033, Ser.
2013-1, Class YI
j
120,073
1,519,131
4.500%,  1/25/2046, Ser.
2022-68, Class BA 1,478,084
First Horizon Alternative Mortgage
Securities Trust
189,805
5.389%,  3/25/2035, Ser.
2005-AA2, Class 1A1
b
176,149
185,508
5.140%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
167,925
Flagstar Mortgage Trust
556,384
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,f
478,138
GCAT Trust
794,704
5.730%,  8/25/2067, Ser.
2022-NQM4, Class A3
f,g
769,635
Genworth Mortgage Insurance
Corporation
545,816
6.967%,  (SOFR30A +
1.900%), 2/25/2034, Ser.
2021-3, Class M1A
b,f
546,916
GMAC Mortgage Corporation
Loan Trust
286,315
3.539%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
252,050
Government National Mortgage
Association
280,017
4.000%,  1/16/2027, Ser.
2012-3, Class IO
j
8,387
GS Mortgage-Backed Securities
Trust
1,131,113
5.500%,  10/27/2053, Ser.
2023-PJ3, Class A16
b,f
1,111,319
Home RE, Ltd.
1,350,000
8.567%,  (SOFR30A +
3.500%), 10/25/2034, Ser.
2022-1, Class M1B
b,f
1,368,889
IndyMac IMJA Mortgage Loan
Trust
947,241
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 445,045
J.P. Morgan Mortgage Trust
812,810
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,f
636,237
Principal
Amount Long-Term Fixed Income (62.4%) Value
Collateralized Mortgage Obligations (4.7%) -
continued
$ 1,293,717
5.000%,  10/25/2053, Ser.
2023-3, Class A4A
b,f
$ 1,253,795
84,934
6.500%,  1/25/2035, Ser.
2005-S1, Class 1A2 84,880
437,595
4.121%,  2/25/2036, Ser.
2006-A1, Class 2A2
b
340,156
Merrill Lynch Alternative Note
Asset Trust
897,482
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 359,178
MortgageIT Trust
1,834,580
5.610%,  (LIBOR 1M +
0.460%), 6/25/2047, Ser.
2007-1, Class 1A1
b
1,483,197
Preston Ridge Partners Mortgage
Trust, LLC
425,000
3.474%,  7/25/2026, Ser.
2021-6, Class A2
f,g
353,427
PRKCM Trust
1,793,901
7.087%,  6/25/2058, Ser.
2023-AFC2, Class A3
f
1,784,625
Radnor Re, Ltd.
1,250,000
8.817%,  (SOFR30A +
3.750%), 9/25/2032, Ser.
2022-1, Class M1A
b,f
1,263,084
Residential Accredit Loans, Inc.
Trust
474,427
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 400,390
316,414
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 243,390
596,036
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 480,071
Residential Asset Securitization
Trust
511,534
3.435%,  1/25/2034, Ser.
2004-IP1, Class A1
b
477,440
Residential Funding Mortgage
Security I Trust
398,444
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 307,299
ROC Securities Trust Series
1,400,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,f
1,338,634
Sequoia Mortgage Trust
509,575
3.483%,  9/20/2046, Ser.
2007-1, Class 4A1
b
349,557
Structured Adjustable Rate
Mortgage Loan Trust
212,169
3.763%,  7/25/2035, Ser.
2005-15, Class 4A1
b
181,159
Verus Securitization Trust
1,328,634
2.491%,  11/25/2066, Ser.
2021-8, Class A3
b,f
1,094,785
1,401,039
6.560%,  12/25/2067, Ser.
2023-1, Class A2
f,g
1,392,352
WaMu Mortgage Pass-Through
Certificates
207,508
2.422%,  5/25/2033, Ser.
2003-AR4, Class A7
b
197,867

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (62.4%) Value
Collateralized Mortgage Obligations (4.7%) -
continued
Washington Mutual Mortgage
Pass-Through Certificates
$ 340,481
6.000%,  3/25/2035, Ser.
2005-1, Class 2A $ 279,094
Total 49,798,861
Commercial Mortgage-Backed Securities (0.7%)
BANK5 2023-5YR1
2,000,000
6.412%,  4/15/2056, Ser.
2023-5YR1, Class AS
b
2,002,562
BBCMS Mortgage Trust
1,799,649
0.740%,  2/15/2055, Ser.
2022-C14, Class XA
b,j
74,761
5,990,413
1.152%,  9/15/2055, Ser.
2022-C17, Class XA
b,j
471,858
BFLD Trust
1,250,000
6.893%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,f
787,711
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
1,000,000
4.200%,  5/25/2033, Ser.
K-157, Class A2
k
978,811
MSWF Commercial Mortgage Trust
1,325,000
5.752%,  5/15/2033, Ser.
2023-1, Class A5 1,359,142
SCOTT Trust
1,000,000
5.910%,  3/15/2040, Ser.
2023-SFS, Class A
f
992,718
Silver Hill Trust
372,041
3.102%,  11/25/2049, Ser.
2019-1, Class A1
b,f
349,644
Total 7,017,207
Communications Services (2.3%)
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
359,000 10.500%,  2/15/2028
f
184,885
Altice Financing SA
180,000 5.750%,  8/15/2029
f,h
139,439
Altice France SA/France
130,000 8.125%,  2/1/2027
f
112,570
485,000 5.125%,  7/15/2029
f
344,289
410,000 5.500%,  10/15/2029
f
293,208
AMC Networks, Inc.
180,000 5.000%,  4/1/2024 177,212
557,000 4.250%,  2/15/2029 299,425
American Tower Corporation
260,000 4.400%,  2/15/2026 251,958
135,000 1.450%,  9/15/2026 118,763
191,000 5.500%,  3/15/2028 189,671
196,000 3.800%,  8/15/2029 178,808
AT&T, Inc.
407,000 4.300%,  2/15/2030 386,334
136,000 5.400%,  2/15/2034 136,234
Bell Telephone Company of
Canada
134,000 5.100%,  5/11/2033 132,356
Principal
Amount Long-Term Fixed Income (62.4%) Value
Communications Services (2.3%) - continued
Cable One, Inc., Convertible
$ 784,000 1.125%,  3/15/2028 $ 589,960
CCO Holdings, LLC/CCO Holdings
Capital Corporation
125,000 5.500%,  5/1/2026
f
121,879
620,000 5.125%,  5/1/2027
f
577,372
255,000 5.000%,  2/1/2028
f
232,328
214,000 6.375%,  9/1/2029
f
201,622
16,000 4.750%,  3/1/2030
f
13,681
695,000 4.500%,  8/15/2030
f
578,720
291,000 4.250%,  2/1/2031
f
235,410
588,000 4.750%,  2/1/2032
f
479,502
360,000 4.250%,  1/15/2034
f
272,076
Cengage Learning, Inc.
18,000 9.500%,  6/15/2024
f
18,046
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
139,000 4.908%,  7/23/2025 136,310
196,000 5.050%,  3/30/2029 186,899
Clear Channel Worldwide
Holdings, Inc.
358,000 5.125%,  8/15/2027
f
325,026
Comcast Corporation
156,000 2.350%,  1/15/2027 143,234
326,000 3.400%,  4/1/2030 299,530
Connect Finco SARL/Connect US
Finco, LLC
230,000 6.750%,  10/1/2026
f
223,403
Crown Castle, Inc.
218,000 2.900%,  3/15/2027 199,482
137,000 5.100%,  5/1/2033 134,628
CSC Holdings, LLC
760,000 5.375%,  2/1/2028
f
610,691
460,000 6.500%,  2/1/2029
f
371,696
349,000 4.125%,  12/1/2030
f
244,135
Deutsche Telekom International
Finance BV
368,000 8.750%,  6/15/2030 440,711
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
498,000 5.875%,  8/15/2027
f
451,006
DISH DBS Corporation
153,000 5.875%,  11/15/2024 133,816
184,000 5.250%,  12/1/2026
f
147,600
145,000 7.375%,  7/1/2028 77,575
259,000 5.750%,  12/1/2028
f
192,640
234,000 5.125%,  6/1/2029 108,657
DISH Network Corporation
256,000 11.750%,  11/15/2027
f
249,833
Frontier Communications
Holdings, LLC
450,000 5.875%,  10/15/2027
f
412,992
178,000 6.750%,  5/1/2029
f,h
138,093
109,000 8.750%,  5/15/2030
f
106,534
GCI, LLC
380,000 4.750%,  10/15/2028
f
323,988
Gray Escrow II, Inc.
581,000 5.375%,  11/15/2031
f
385,080
Gray Television, Inc.
370,000 4.750%,  10/15/2030
f
250,908

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (62.4%) Value
Communications Services (2.3%) - continued
Hughes Satellite Systems
Corporation
$ 200,000 6.625%,  8/1/2026 $ 187,000
Iliad Holding SASU
544,000 6.500%,  10/15/2026
f
513,440
Lamar Media Corporation
317,000 3.750%,  2/15/2028 288,546
238,000 3.625%,  1/15/2031 200,515
LCPR Senior Secured Financing
DAC
297,000 6.750%,  10/15/2027
f
278,364
Level 3 Financing, Inc.
585,000 4.625%,  9/15/2027
f
407,044
455,000 4.250%,  7/1/2028
f
292,959
213,000 10.500%,  5/15/2030
f
216,117
Liberty Media Corporation,
Convertible
47,000 2.250%,  8/15/2027
f
50,478
Meta Platforms, Inc.
131,000 4.600%,  5/15/2028 129,548
135,000 4.800%,  5/15/2030 135,099
News Corporation
427,000 3.875%,  5/15/2029
f
374,823
NTT Finance Corporation
156,000 1.162%,  4/3/2026
f
139,615
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
194,000 6.250%,  6/15/2025
f
193,076
Paramount Global
315,000 6.375%,  3/30/2062
b
262,776
129,000 4.750%,  5/15/2025 125,927
Playtika Holding Corporation
357,000 4.250%,  3/15/2029
f
316,837
Radiate Holdco, LLC/Radiate
Finance, Inc.
210,000 6.500%,  9/15/2028
f
122,549
Rogers Communications, Inc.
250,000 5.250%,  3/15/2082
b,f
231,420
Scripps Escrow II, Inc.
165,000 3.875%,  1/15/2029
f
133,228
Sirius XM Radio, Inc.
495,000 5.000%,  8/1/2027
f
459,256
275,000 4.000%,  7/15/2028
f
238,940
Sprint Capital Corporation
263,000 6.875%,  11/15/2028 278,778
208,000 8.750%,  3/15/2032 251,390
Take-Two Interactive Software, Inc.
11,000 3.300%,  3/28/2024 10,784
TEGNA, Inc.
697,000 4.625%,  3/15/2028 615,103
Telecom Italia Capital SA
136,000 6.000%,  9/30/2034 109,678
Telecom Italia SPA/Milano
186,000 5.303%,  5/30/2024
f
180,784
Telesat Canada/Telesat, LLC
205,000 4.875%,  6/1/2027
f
123,068
75,000 6.500%,  10/15/2027
f
30,495
T-Mobile USA, Inc.
151,000 3.500%,  4/15/2025 145,177
275,000 4.950%,  3/15/2028 270,617
Principal
Amount Long-Term Fixed Income (62.4%) Value
Communications Services (2.3%) - continued
United States Cellular Corporation
$ 330,000 6.700%,  12/15/2033 $ 283,711
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
570,000 4.750%,  4/15/2028
f
473,044
Univision Communications, Inc.
665,000 6.625%,  6/1/2027
f
642,755
Verizon Communications, Inc.
260,000 2.100%,  3/22/2028 228,403
196,000 3.150%,  3/22/2030 174,163
346,000 2.550%,  3/21/2031 288,887
311,000 2.355%,  3/15/2032 250,132
Vodafone Group plc
300,000 7.000%,  4/4/2079
b
307,605
VTR Finance NV
250,000 6.375%,  7/15/2028
f
93,742
VZ Secured Financing BV
373,000 5.000%,  1/15/2032
f
300,402
Walt Disney Company
130,000 3.800%,  3/22/2030 122,853
Warnermedia Holdings, Inc.
148,000 3.638%,  3/15/2025 142,750
348,000 4.054%,  3/15/2029 318,114
WMG Acquisition Corporation
88,000 3.750%,  12/1/2029
f
76,073
119,000 3.875%,  7/15/2030
f
102,651
297,000 3.000%,  2/15/2031
f
240,267
YPSO Finance BIS SA
189,000 10.500%,  5/15/2027
f
114,445
Total 24,033,643
Consumer Cyclical (3.8%)
1011778 B.C., ULC/New Red
Finance, Inc.
560,000 4.375%,  1/15/2028
f
516,977
Adient Global Holdings, Ltd.
240,000 4.875%,  8/15/2026
f
227,989
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
195,000 6.625%,  7/15/2026
f
185,044
379,000 6.000%,  6/1/2029
f
279,666
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
300,000 4.625%,  6/1/2028
f
253,941
260,000 4.625%,  6/1/2028
f
218,725
Allison Transmission, Inc.
244,000 3.750%,  1/30/2031
f
206,124
Amazon.com, Inc.
131,000 1.500%,  6/3/2030 107,665
274,000 4.700%,  12/1/2032 276,252
American Axle & Manufacturing,
Inc.
699,000 6.500%,  4/1/2027
h
663,008
American Honda Finance
Corporation
135,000 4.600%,  4/17/2030 131,831
Arko Corporation
255,000 5.125%,  11/15/2029
f
207,231

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (62.4%) Value
Consumer Cyclical (3.8%) - continued
Ashton Woods USA, LLC/Ashton
Woods Finance Company
$ 240,000 4.625%,  8/1/2029
f
$ 204,535
200,000 4.625%,  4/1/2030
f
170,720
Best Buy Company, Inc.
131,000 1.950%,  10/1/2030 105,524
Bloomin' Brands, Inc., Convertible
87,000 5.000%,  5/1/2025 208,746
Booking Holdings, Inc.,
Convertible
212,000 0.750%,  5/1/2025 317,746
Boyd Gaming Corporation
370,000 4.750%,  6/15/2031
f
330,541
Boyne USA, Inc.
163,000 4.750%,  5/15/2029
f
146,889
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
400,000 6.250%,  9/15/2027
f
367,401
Burlington Stores, Inc., Convertible
477,000 2.250%,  4/15/2025
h
493,397
Caesars Entertainment, Inc.
655,000 6.250%,  7/1/2025
f
651,967
120,000 8.125%,  7/1/2027
f
122,816
408,000 4.625%,  10/15/2029
f
356,270
Carnival Corporation
426,000 10.500%,  2/1/2026
f
447,817
206,000 7.625%,  3/1/2026
f,h
201,756
634,000 5.750%,  3/1/2027
f
583,654
174,000 4.000%,  8/1/2028
f
154,254
Cedar Fair, LP
494,000 5.250%,  7/15/2029
h
449,296
Churchill Downs, Inc.
245,000 4.750%,  1/15/2028
f
227,213
179,000 6.750%,  5/1/2031
f
176,986
Cinemark USA, Inc.
501,000 5.875%,  3/15/2026
f,h
475,324
Clarios Global, LP/Clarios US
Finance Company, Inc.
185,000 8.500%,  5/15/2027
f,h
185,303
550,000 6.750%,  5/15/2028
f
548,076
Cracker Barrel Old Country Store,
Inc., Convertible
167,000 0.625%,  6/15/2026 141,532
D.R. Horton, Inc.
75,000 2.600%,  10/15/2025 70,162
Daimler Finance North America,
LLC
191,000 1.450%,  3/2/2026
f
173,349
Dana, Inc.
395,000 5.625%,  6/15/2028 371,267
Expedia Group, Inc.
229,000 3.250%,  2/15/2030 199,310
Expedia Group, Inc., Convertible
606,000 Zero Coupon,  2/15/2026 529,523
Ford Motor Company
1,041,000 3.250%,  2/12/2032 818,938
385,000 6.100%,  8/19/2032 373,125
Ford Motor Company, Convertible
1,061,000 Zero Coupon,  3/15/2026 1,162,325
Principal
Amount Long-Term Fixed Income (62.4%) Value
Consumer Cyclical (3.8%) - continued
Ford Motor Credit Company, LLC
$ 208,000 2.300%,  2/10/2025 $ 194,436
920,000 4.134%,  8/4/2025 872,529
814,000 2.700%,  8/10/2026 726,719
250,000 2.900%,  2/10/2029 206,879
Forestar Group, Inc.
330,000 3.850%,  5/15/2026
f
303,224
General Motors Company
196,000 6.800%,  10/1/2027 203,599
General Motors Financial
Company, Inc.
311,000 3.950%,  4/13/2024 306,123
158,000 1.200%,  10/15/2024 148,626
199,000 2.900%,  2/26/2025 188,818
149,000 2.750%,  6/20/2025 140,362
220,000 5.800%,  6/23/2028 219,161
270,000 5.700%,  9/30/2030
b,i
237,018
Goodyear Tire & Rubber Company
250,000 5.000%,  7/15/2029 225,434
185,000 5.250%,  7/15/2031 160,719
Guitar Center Escrow Issuer II, Inc.
122,000 8.500%,  1/15/2026
f
111,005
Hanesbrands, Inc.
352,000 4.875%,  5/15/2026
f
328,605
Hilton Domestic Operating
Company, Inc.
745,000 4.875%,  1/15/2030 694,653
174,000 3.625%,  2/15/2032
f
145,070
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
283,000 5.000%,  6/1/2029
f
251,148
Home Depot, Inc.
214,000 3.250%,  4/15/2032 192,245
Hyatt Hotels Corporation
141,000 5.750%,  1/30/2027
d
140,638
Hyundai Capital America
85,000 5.500%,  3/30/2026
f
84,233
196,000 3.000%,  2/10/2027
f
178,650
134,000 2.100%,  9/15/2028
f
112,326
International Game Technology plc
510,000 5.250%,  1/15/2029
f
483,097
Jacobs Entertainment, Inc.
228,000 6.750%,  2/15/2029
f
204,071
Jaguar Land Rover Automotive plc
470,000 5.500%,  7/15/2029
f
401,010
KB Home
360,000 4.800%,  11/15/2029 330,192
Kohl's Corporation
125,000 4.625%,  5/1/2031 86,972
L Brands, Inc.
719,000 6.625%,  10/1/2030
f
694,114
130,000 6.875%,  11/1/2035 118,949
Lennar Corporation
148,000 4.750%,  5/30/2025 144,606
Live Nation Entertainment, Inc.,
Convertible
515,000 2.000%,  2/15/2025 546,673
648,000 3.125%,  1/15/2029
f
714,096
Lowe's Companies, Inc.
198,000 4.000%,  4/15/2025 192,753

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (62.4%) Value
Consumer Cyclical (3.8%) - continued
$ 330,000 4.500%,  4/15/2030 $ 320,804
Macy's Retail Holdings, LLC
365,000 5.875%,  4/1/2029
f,h
333,063
Marriott International, Inc./MD
124,000 4.900%,  4/15/2029 120,645
198,000 4.625%,  6/15/2030 189,581
Marriott Vacations Worldwide
Corporation, Convertible
510,000 Zero Coupon,  1/15/2026 472,515
404,000 3.250%,  12/15/2027
f
382,386
Mattamy Group Corporation
324,000 5.250%,  12/15/2027
f
301,935
Michaels Companies, Inc.
277,000 5.250%,  5/1/2028
f
223,799
NCL Corporation, Ltd.
162,000 3.625%,  12/15/2024
f
155,889
120,000 5.875%,  3/15/2026
f
112,268
455,000 5.875%,  2/15/2027
f
442,899
Nissan Motor Company, Ltd.
218,000 3.043%,  9/15/2023
f
216,458
156,000 3.522%,  9/17/2025
f
145,129
162,000 4.345%,  9/17/2027
f
147,340
202,000 4.810%,  9/17/2030
f
177,182
Nordstrom, Inc.
142,000 4.375%,  4/1/2030
h
117,364
201,000 4.250%,  8/1/2031 156,680
O'Reilly Automotive, Inc.
196,000 3.900%,  6/1/2029 183,906
PENN Entertainment, Inc.
370,000 4.125%,  7/1/2029
f,h
303,659
PetSmart, Inc./PetSmart Finance
Corporation
480,000 4.750%,  2/15/2028
f
443,575
439,000 7.750%,  2/15/2029
f
436,181
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
738,000 5.750%,  4/15/2026
f
724,441
328,000 6.250%,  1/15/2028
f
307,271
Realogy Group, LLC/Realogy
Group Co-Issuer Corporation
460,000 5.750%,  1/15/2029
f
344,178
Royal Caribbean Cruises, Ltd.
129,000 11.500%,  6/1/2025
f
136,869
788,000 4.250%,  7/1/2026
f
723,345
291,000 9.250%,  1/15/2029
f
310,035
142,000 7.250%,  1/15/2030
f
143,824
Scientific Games International, Inc.
520,000 7.250%,  11/15/2029
f
520,650
48,000 6.625%,  3/1/2030
f
42,240
SeaWorld Parks and
Entertainment, Inc.
270,000 5.250%,  8/15/2029
f
241,671
Six Flags Theme Parks, Inc.
121,000 7.000%,  7/1/2025
f,h
121,605
Staples, Inc.
328,000 7.500%,  4/15/2026
f
270,899
219,000 10.750%,  4/15/2027
f
127,216
Station Casinos, LLC
304,000 4.625%,  12/1/2031
f
256,120
Tapestry, Inc.
134,000 3.050%,  3/15/2032 107,006
Principal
Amount Long-Term Fixed Income (62.4%) Value
Consumer Cyclical (3.8%) - continued
Target Corporation
$ 266,000 2.350%,  2/15/2030 $ 230,356
Toyota Motor Credit Corporation
143,000 4.700%,  1/12/2033 141,569
Tractor Supply Company
136,000 5.250%,  5/15/2033 134,946
Travel + Leisure Company
182,000 6.625%,  7/31/2026
f
180,617
Tripadvisor, Inc.
90,000 7.000%,  7/15/2025
f
90,000
Uber Technologies, Inc.
270,000 6.250%,  1/15/2028
f
268,666
Uber Technologies, Inc.,
Convertible
651,000 Zero Coupon,  12/15/2025 593,729
Vail Resorts, Inc., Convertible
684,000 Zero Coupon,  1/1/2026 610,898
VICI Properties, LP/VICI Note
Company, Inc.
395,000 4.625%,  6/15/2025
f
381,667
486,000 5.750%,  2/1/2027
f
475,658
407,000 3.750%,  2/15/2027
f
373,356
Viking Cruises, Ltd.
579,000 5.875%,  9/15/2027
f
532,170
Volkswagen Group of America
Finance, LLC
306,000 4.250%,  11/13/2023
f
304,181
74,000 3.350%,  5/13/2025
f
70,873
Wabash National Corporation
409,000 4.500%,  10/15/2028
f
354,651
Walmart, Inc.
195,000 4.000%,  4/15/2030 189,600
Wyndham Hotels & Resorts, Inc.
195,000 4.375%,  8/15/2028
f
178,074
Yum! Brands, Inc.
526,000 4.750%,  1/15/2030
f
492,552
ZF North America Capital, Inc.
242,000 7.125%,  4/14/2030
f
246,127
Total 39,939,286
Consumer Non-Cyclical (3.0%)
1375209 B.C., Ltd.
297,000 9.000%,  1/30/2028
f,h
297,742
Abbott Laboratories
410,000 1.400%,  6/30/2030 337,259
AbbVie, Inc.
440,000 3.600%,  5/14/2025 425,347
Albertsons Companies, Inc./
Safeway, Inc.
537,000 4.625%,  1/15/2027
f
508,810
546,000 3.500%,  3/15/2029
f
472,640
Amgen, Inc.
196,000 5.150%,  3/2/2028 195,824
332,000 5.250%,  3/2/2030 332,662
Anheuser-Busch InBev Worldwide,
Inc.
286,000 4.000%,  4/13/2028 276,562
261,000 4.750%,  1/23/2029 259,866
Aramark Services, Inc.
633,000 5.000%,  2/1/2028
f
596,628

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (62.4%) Value
Consumer Non-Cyclical (3.0%) - continued
Archer-Daniels-Midland Company
$ 133,000 4.500%,  8/15/2033 $ 129,759
AstraZeneca Finance, LLC
306,000 1.750%,  5/28/2028 265,129
Avantor Funding, Inc.
364,000 4.625%,  7/15/2028
f
337,400
B&G Foods, Inc.
188,000 5.250%,  4/1/2025 179,482
179,000 5.250%,  9/15/2027 155,518
BAT Capital Corporation
140,000 7.750%,  10/19/2032 154,072
BAT International Finance plc
149,000 1.668%,  3/25/2026 133,961
Bausch Health Companies, Inc.
162,000 5.500%,  11/1/2025
f,h
143,140
355,000 4.875%,  6/1/2028
f
211,296
213,000 11.000%,  9/30/2028
f
151,294
Becton, Dickinson and Company
134,000 4.693%,  2/13/2028 132,180
196,000 2.823%,  5/20/2030 171,421
BellRing Brands, Inc.
250,000 7.000%,  3/15/2030
f
251,562
BioMarin Pharmaceutical, Inc.,
Convertible
702,000 1.250%,  5/15/2027
h
705,724
Bio-Rad Laboratories, Inc.
220,000 3.300%,  3/15/2027 204,673
Bristol-Myers Squibb Company
218,000 2.950%,  3/15/2032 192,642
Cargill, Inc.
289,000 2.125%,  11/10/2031
f
232,453
Central Garden & Pet Company
460,000 4.125%,  10/15/2030 385,340
Cheplapharm Arzneimittel GmbH
60,000 5.500%,  1/15/2028
f
54,300
Chobani, LLC/Chobani Finance
Corporation, Inc.
418,000 4.625%,  11/15/2028
f
380,380
CHS/Community Health Systems,
Inc.
148,000 8.000%,  12/15/2027
f,h
143,271
260,000 6.000%,  1/15/2029
f
218,725
Cigna Corporation
208,000 2.400%,  3/15/2030 176,721
Constellation Brands, Inc.
261,000 3.150%,  8/1/2029 235,256
87,000 4.900%,  5/1/2033 85,481
Coty, Inc.
226,000 5.000%,  4/15/2026
f
216,580
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
496,000 4.750%,  1/15/2029
f
457,312
CVS Health Corporation
120,000 5.000%,  2/20/2026 119,443
102,000 4.300%,  3/25/2028 98,371
120,000 5.125%,  2/21/2030 119,171
136,000 5.300%,  6/1/2033 135,789
Diageo Capital plc
148,000 2.000%,  4/29/2030 124,721
Principal
Amount Long-Term Fixed Income (62.4%) Value
Consumer Non-Cyclical (3.0%) - continued
Edgewell Personal Care Company
$ 260,000 5.500%,  6/1/2028
f
$ 245,757
Eli Lilly & Company
265,000 4.700%,  2/27/2033 268,474
Embecta Corporation
134,000 6.750%,  2/15/2030
f
120,086
Encompass Health Corporation
585,000 4.500%,  2/1/2028 544,257
Energizer Holdings, Inc.
445,000 4.375%,  3/31/2029
f
383,456
Fortrea Holdings, Inc.
108,000 7.500%,  7/1/2030
f
110,589
General Mills, Inc.
53,000 4.950%,  3/29/2033 52,527
Gilead Sciences, Inc.
196,000 2.950%,  3/1/2027 184,059
HLF Financing SARL, LLC/
Herbalife International, Inc.
689,000 4.875%,  6/1/2029
f
491,099
Imperial Brands Finance plc
164,000 3.125%,  7/26/2024
f
158,450
Integer Holdings Corporation,
Convertible
736,000 2.125%,  2/15/2028
f
867,008
Ionis Pharmaceuticals, Inc.,
Convertible
452,000 0.125%,  12/15/2024 420,360
455,000 Zero Coupon,  4/1/2026 429,122
353,000 1.750%,  6/15/2028
f
353,353
Jazz Investments I, Ltd.,
Convertible
682,000 2.000%,  6/15/2026 693,082
Jazz Securities DAC
239,000 4.375%,  1/15/2029
f
213,233
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
348,000 2.500%,  1/15/2027
f
304,883
165,000 3.625%,  1/15/2032
f
133,888
Kenvue, Inc.
265,000 5.350%,  3/22/2026
f
267,039
57,000 5.000%,  3/22/2030
f
57,552
Kraft Heinz Foods Company
147,000 3.875%,  5/15/2027 141,137
134,000 6.750%,  3/15/2032 147,193
Kroger Company
130,000 4.500%,  1/15/2029 126,981
Lamb Weston Holdings, Inc.
259,000 4.125%,  1/31/2030
f
231,472
Mattel, Inc.
930,000 3.375%,  4/1/2026
f
855,784
McKesson Corporation
148,000 0.900%,  12/3/2025 132,629
197,000 1.300%,  8/15/2026 174,963
Medtronic Global Holdings SCA
127,000 4.500%,  3/30/2033 124,473
Mozart Debt Merger Sub, Inc.
362,000 3.875%,  4/1/2029
f
314,601
283,000 5.250%,  10/1/2029
f
245,559
Mylan, Inc.
96,000 4.200%,  11/29/2023 95,322

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (62.4%) Value
Consumer Non-Cyclical (3.0%) - continued
Nestle Holdings, Inc.
$ 162,000 5.250%,  3/13/2026
f
$ 163,204
267,000 4.950%,  3/14/2030
f
270,638
Newell Brands, Inc.
334,000 4.700%,  4/1/2026 313,743
Organon & Company/Organon
Foreign Debt Co-Issuer BV
384,000 4.125%,  4/30/2028
f
340,812
Owens & Minor, Inc.
288,000 6.625%,  4/1/2030
f,h
261,291
Performance Food Group, Inc.
343,000 4.250%,  8/1/2029
f
305,377
Perrigo Finance Unlimited
Company
736,000 4.375%,  3/15/2026 699,692
Pfizer Investment Enterprises Pte,
Ltd.
210,000 4.450%,  5/19/2026 207,459
135,000 4.750%,  5/19/2033 134,491
Philip Morris International, Inc.
395,000 4.875%,  2/13/2026 392,205
260,000 4.875%,  2/15/2028 256,027
140,000 5.625%,  11/17/2029 142,651
140,000 5.750%,  11/17/2032 143,371
Post Holdings, Inc.
212,000 5.625%,  1/15/2028
f
203,700
151,000 5.500%,  12/15/2029
f
139,338
330,000 4.500%,  9/15/2031
f
281,831
Post Holdings, Inc., Convertible
470,000 2.500%,  8/15/2027
f
473,854
Primo Water Holdings, Inc.
441,000 4.375%,  4/30/2029
f
377,871
Procter & Gamble Company
130,000 1.200%,  10/29/2030 104,816
Roche Holdings, Inc.
140,000 1.930%,  12/13/2028
f
121,567
200,000 2.076%,  12/13/2031
f
164,776
Royalty Pharma plc
296,000 1.200%,  9/2/2025 266,949
Scotts Miracle-Gro Company
264,000 4.500%,  10/15/2029
h
226,846
SEG Holding, LLC
540,000 5.625%,  10/15/2028
f
510,510
Simmons Foods, Inc.
561,000 4.625%,  3/1/2029
f
449,481
Spectrum Brands, Inc.
310,000 5.000%,  10/1/2029
f
276,698
200,000 5.500%,  7/15/2030
f
182,500
Stryker Corporation
264,000 3.650%,  3/7/2028 251,028
Syneos Health, Inc.
410,000 3.625%,  1/15/2029
f
400,808
Sysco Corporation
131,000 5.950%,  4/1/2030 137,134
Takeda Pharmaceutical Company,
Ltd.
291,000 5.000%,  11/26/2028 289,279
Teleflex, Inc.
318,000 4.250%,  6/1/2028
f
290,571
Tenet Healthcare Corporation
1,055,000 5.125%,  11/1/2027 1,007,184
Principal
Amount Long-Term Fixed Income (62.4%) Value
Consumer Non-Cyclical (3.0%) - continued
$ 374,000 6.125%,  10/1/2028 $ 360,050
Teva Pharmaceutical Finance
Netherlands III BV
862,000 3.150%,  10/1/2026 772,391
Thermo Fisher Scientific, Inc.
140,000 4.950%,  11/21/2032 142,524
Topgolf Callaway Brands
Corporation, Convertible
201,000 2.750%,  5/1/2026 259,491
TreeHouse Foods, Inc.
554,000 4.000%,  9/1/2028 477,232
United Natural Foods, Inc.
241,000 6.750%,  10/15/2028
f
199,760
Winnebago Industries, Inc.,
Convertible
378,000 1.500%,  4/1/2025 451,710
Wyeth, LLC
326,000 6.500%,  2/1/2034 364,425
Zoetis, Inc.
214,000 3.900%,  8/20/2028 205,324
Total 32,314,904
Energy (2.6%)
Antero Resources Corporation
139,000 5.375%,  3/1/2030
f
128,679
Archrock Partners, LP/Archrock
Partners Finance Corporation
530,000 6.250%,  4/1/2028
f
497,596
Baytex Energy Corporation
269,000 8.500%,  4/30/2030
f
262,697
BP Capital Markets America, Inc.
423,000 4.234%,  11/6/2028 410,070
187,000 4.812%,  2/13/2033 184,282
BP Capital Markets plc
495,000 4.875%,  3/22/2030
b,i
449,955
Buckeye Partners, LP
385,000 3.950%,  12/1/2026 347,563
Callon Petroleum Company
324,000 8.250%,  7/15/2025 321,570
271,000 7.500%,  6/15/2030
f,h
255,789
Cheniere Energy Partners, LP
132,000 4.500%,  10/1/2029 121,144
285,000 3.250%,  1/31/2032 234,455
208,000 5.950%,  6/30/2033
f
208,605
Cheniere Energy, Inc.
442,000 4.625%,  10/15/2028 412,732
Chesapeake Energy Corporation
204,000 6.750%,  4/15/2029
f
202,416
Chord Energy Corporation
203,000 6.375%,  6/1/2026
f
201,249
Civitas Resources, Inc.
122,000 8.375%,  7/1/2028
f
123,379
122,000 8.750%,  7/1/2031
f
123,684
CNX Resources Corporation
155,000 6.000%,  1/15/2029
f
143,671
CNX Resources Corporation,
Convertible
472,000 2.250%,  5/1/2026 694,548
Comstock Resources, Inc.
80,000 6.750%,  3/1/2029
f
73,196
310,000 5.875%,  1/15/2030
f
269,133

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (62.4%) Value
Energy (2.6%) - continued
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
$ 309,000 5.500%,  6/15/2031
f
$ 275,601
Crescent Energy Finance, LLC
135,000 9.250%,  2/15/2028
f
130,982
CrownRock, LP/CrownRock
Finance, Inc.
243,000 5.625%,  10/15/2025
f
239,404
Diamondback Energy, Inc.
338,000 3.125%,  3/24/2031 289,523
DT Midstream, Inc.
375,000 4.125%,  6/15/2029
f
329,091
125,000 4.375%,  6/15/2031
f
107,657
Enbridge, Inc.
260,000 7.375%,  1/15/2083
b
254,958
263,000 7.625%,  1/15/2083
b
264,281
130,000 3.700%,  7/15/2027 122,720
66,000 5.700%,  3/8/2033 66,906
Enerflex, Ltd.
240,000 9.000%,  10/15/2027
f
233,513
Energy Transfer, LP
108,000 4.200%,  9/15/2023 107,598
290,000 6.500%,  11/15/2026
b,i
263,413
196,000 3.750%,  5/15/2030 176,852
EnLink Midstream Partners, LP
460,000 4.850%,  7/15/2026 443,900
EnLink Midstream, LLC
179,000 6.500%,  9/1/2030
f
178,782
Enterprise Products Operating,
LLC
130,000 4.150%,  10/16/2028 124,283
280,000
8.304%,  (LIBOR 3M +
2.986%), 8/16/2077
b
275,331
EQM Midstream Partners, LP
742,000 4.750%,  1/15/2031
f
649,980
EQT Corporation
139,000 3.900%,  10/1/2027 128,508
EQT Corporation, Convertible
278,000 1.750%,  5/1/2026 782,154
Ferrellgas, LP/Ferrellgas Finance
Corporation
282,000 5.375%,  4/1/2026
f
262,286
Genesis Energy LP/Genesis
Energy Finance Corporation
237,000 8.875%,  4/15/2030 231,548
Harvest Midstream, LP
654,000 7.500%,  9/1/2028
f
648,402
Hess Midstream Operations, LP
325,000 5.625%,  2/15/2026
f
319,719
202,000 5.500%,  10/15/2030
f
186,849
Hilcorp Energy I, LP/Hilcorp
Finance Company
400,000 5.750%,  2/1/2029
f
362,195
275,000 6.250%,  4/15/2032
f
245,128
Holly Energy Partners, LP/Holly
Energy Finance Corporation
230,000 6.375%,  4/15/2027
f
227,199
Howard Midstream Energy
Partners, LLC
412,000 6.750%,  1/15/2027
f
392,430
ITT Holdings, LLC
435,000 6.500%,  8/1/2029
f
366,479
Principal
Amount Long-Term Fixed Income (62.4%) Value
Energy (2.6%) - continued
Laredo Petroleum, Inc.
$ 455,000 7.750%,  7/31/2029
f
$ 375,375
Marathon Oil Corporation
130,000 4.400%,  7/15/2027 123,987
Marathon Petroleum Corporation
366,000 4.700%,  5/1/2025 359,095
MEG Energy Corporation
351,000 5.875%,  2/1/2029
f
330,086
MPLX, LP
325,000 1.750%,  3/1/2026 295,010
65,000 5.000%,  3/1/2033 62,262
Murphy Oil Corporation
280,000 5.875%,  12/1/2027 272,016
Nabors Industries, Ltd.
470,000 7.250%,  1/15/2026
f
438,754
National Fuel Gas Company
295,000 5.500%,  1/15/2026 290,801
New Fortress Energy, Inc.
180,000 6.750%,  9/15/2025
f
168,846
Noble Finance II, LLC
297,000 8.000%,  4/15/2030
f
301,954
Northern Oil and Gas, Inc.
270,000 8.750%,  6/15/2031
f
265,275
Northern Oil and Gas, Inc.,
Convertible
343,000 3.625%,  4/15/2029
f
382,521
Northriver Midstream Finance, LP
146,000 5.625%,  2/15/2026
f
136,130
NuStar Logistics, LP
480,000 5.750%,  10/1/2025 467,977
Occidental Petroleum Corporation
211,000 6.375%,  9/1/2028 214,494
ONEOK, Inc.
194,000 2.200%,  9/15/2025 179,487
Ovintiv Exploration, Inc.
183,000 5.375%,  1/1/2026 181,758
Ovintiv, Inc.
100,000 5.650%,  5/15/2025 99,206
73,000 5.650%,  5/15/2028 71,552
Permian Resources Operating,
LLC, Convertible
120,000 3.250%,  4/1/2028 230,277
Phillips 66 Company
195,000 4.950%,  12/1/2027 193,260
Pioneer Natural Resources
Company
195,000 1.900%,  8/15/2030 158,024
Pioneer Natural Resources
Company, Convertible
248,000 0.250%,  5/15/2025 545,272
Plains All American Pipeline, LP
150,000
9.431%,  (LIBOR 3M +
4.110%), 8/3/2023
b,i
133,519
Plains All American Pipeline, LP/
PAA Finance Corporation
317,000 4.650%,  10/15/2025 308,812
Precision Drilling Corporation
390,000 6.875%,  1/15/2029
f
352,372
Range Resources Corporation
217,000 4.750%,  2/15/2030
f
194,486

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (62.4%) Value
Energy (2.6%) - continued
Rockcliff Energy II, LLC
$ 287,000 5.500%,  10/15/2029
f
$ 264,745
Schlumberger Holdings
Corporation
81,000 4.300%,  5/1/2029
f
77,132
SM Energy Company
341,000 6.625%,  1/15/2027 331,196
185,000 6.500%,  7/15/2028 177,600
Southwestern Energy Company
315,000 5.375%,  3/15/2030 293,959
192,000 4.750%,  2/1/2032 169,217
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
381,000 5.875%,  3/1/2027 368,113
Suncor Energy, Inc.
131,000 7.150%,  2/1/2032 141,155
Sunoco, LP/Sunoco Finance
Corporation
200,000 5.875%,  3/15/2028 192,325
277,000 4.500%,  4/30/2030 242,166
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
494,000 5.500%,  1/15/2028
f
451,507
Targa Resources Partners, LP
359,000 4.875%,  2/1/2031 331,766
Teine Energy, Ltd.
250,000 6.875%,  4/15/2029
f
228,235
TransCanada Trust
600,000 5.875%,  8/15/2076
b
565,950
Transocean, Inc.
330,000 11.500%,  1/30/2027
f
341,962
149,000 8.750%,  2/15/2030
f
151,235
USA Compression Partners, LP/
USA Compression Finance
Corporation
387,000 6.875%,  4/1/2026 379,103
Venture Global Calcasieu Pass,
LLC
374,000 3.875%,  8/15/2029
f
326,723
358,000 6.250%,  1/15/2030
f
355,113
220,000 4.125%,  8/15/2031
f
189,193
Venture Global LNG, Inc.
549,000 8.375%,  6/1/2031
f
553,484
Weatherford International, Ltd.
409,000 8.625%,  4/30/2030
f
415,234
Williams Companies, Inc.
131,000 2.600%,  3/15/2031 108,568
Total 28,142,374
Financials (7.6%)
AerCap Holdings NV
300,000 5.875%,  10/10/2079
b
282,938
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
121,000 3.150%,  2/15/2024 118,698
200,000 6.500%,  7/15/2025 200,989
207,000 5.750%,  6/6/2028
h
205,288
362,000 3.000%,  10/29/2028 313,004
Air Lease Corporation
152,000 2.300%,  2/1/2025 142,930
Principal
Amount Long-Term Fixed Income (62.4%) Value
Financials (7.6%) - continued
$ 270,000 4.650%,  6/15/2026
b,i
$ 225,331
162,000 3.125%,  12/1/2030 134,951
Aircastle, Ltd.
274,000 5.250%,  6/15/2026
b,f,i
191,225
163,000 2.850%,  1/26/2028
f
138,614
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
207,000 6.750%,  10/15/2027
f
194,580
Ally Financial, Inc.
200,000 5.750%,  11/20/2025
h
192,612
525,000 4.700%,  5/15/2026
b,i
370,125
130,000 8.000%,  11/1/2031 134,956
78,000 6.700%,  2/14/2033 69,013
American Express Company
214,000 3.950%,  8/1/2025 207,700
255,000 3.550%,  9/15/2026
b,i
211,650
217,000 2.550%,  3/4/2027 197,559
69,000 5.850%,  11/5/2027 70,652
American Homes 4 Rent, LP
157,000 2.375%,  7/15/2031 124,662
American International Group, Inc.
127,000 5.125%,  3/27/2033 124,021
AmWINS Group, Inc.
272,000 4.875%,  6/30/2029
f
245,611
Arbor Realty Trust, Inc.,
Convertible
205,000 7.500%,  8/1/2025
f
203,155
Ares Capital Corporation
76,000 4.250%,  3/1/2025 72,507
340,000 2.150%,  7/15/2026 294,805
Ares Capital Corporation,
Convertible
272,000 4.625%,  3/1/2024 271,150
Assurant, Inc.
193,000 6.100%,  2/27/2026 193,643
Australia & New Zealand Banking
Group, Ltd.
288,000 2.950%,  7/22/2030
b,f
263,828
Aviation Capital Group, LLC
131,000 4.875%,  10/1/2025
f
124,982
Avolon Holdings Funding, Ltd.
301,000 4.250%,  4/15/2026
f
280,416
BAC Capital Trust XIV
332,000
5.952%,  (LIBOR 3M +
0.400%), 7/19/2023
b,i
255,639
Banco Santander Mexico SA
89,000 5.375%,  4/17/2025
f
88,049
Banco Santander SA
110,000 4.750%,  11/12/2026
b,i
84,175
200,000 5.294%,  8/18/2027 196,077
200,000 4.175%,  3/24/2028
b
187,221
Bank of America Corporation
325,000 4.200%,  8/26/2024 318,905
1,100,000 6.250%,  9/5/2024
b,i
1,086,250
160,000 3.458%,  3/15/2025
b
156,820
320,000 6.100%,  3/17/2025
b,i
317,280
373,000 1.319%,  6/19/2026
b
341,675
298,000 1.197%,  10/24/2026
b
268,139
380,000 4.375%,  1/27/2027
b,i
324,045
325,000 6.125%,  4/27/2027
b,i
317,574
196,000 1.734%,  7/22/2027
b
174,982
278,000 4.376%,  4/27/2028
b
266,876

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (62.4%) Value
Financials (7.6%) - continued
$ 392,000 3.593%,  7/21/2028
b
$ 364,389
214,000 4.948%,  7/22/2028
b
210,155
523,000 3.974%,  2/7/2030
b
484,224
454,000 2.687%,  4/22/2032
b
376,251
204,000 2.572%,  10/20/2032
b
166,158
290,000 2.972%,  2/4/2033
b
241,752
141,000 3.846%,  3/8/2037
b
120,573
Bank of Montreal
195,000 5.203%,  2/1/2028 194,964
140,000 3.088%,  1/10/2037
b
109,954
Bank of New York Mellon
Corporation
160,000 4.700%,  9/20/2025
b,i
155,400
214,000 4.596%,  7/26/2030
b
206,390
Bank of Nova Scotia
208,000 5.250%,  12/6/2024 206,154
450,000 4.900%,  6/4/2025
b,i
424,831
132,000 1.050%,  3/2/2026 117,539
Barclays plc
149,000 4.375%,  9/11/2024 144,653
179,000 2.852%,  5/7/2026
b
167,649
200,000 5.501%,  8/9/2028
b
195,038
193,000 4.972%,  5/16/2029
b
182,390
200,000 6.224%,  5/9/2034
b
199,207
Berkshire Hathaway Finance
Corporation
421,000 2.875%,  3/15/2032 370,486
Blackstone Mortgage Trust, Inc.,
Convertible
46,000 5.500%,  3/15/2027 39,301
Blackstone Private Credit Fund
209,000 4.000%,  1/15/2029 177,158
BNP Paribas SA
188,000 2.819%,  11/19/2025
b,f
179,256
200,000 3.132%,  1/20/2033
b,f
164,123
Boston Properties, LP
131,000 2.550%,  4/1/2032 98,720
BPCE SA
152,000 2.375%,  1/14/2025
f
142,502
Brixmor Operating Partnership, LP
262,000 2.250%,  4/1/2028 220,085
Burford Capital Global Finance,
LLC
300,000 9.250%,  7/1/2031
f
298,155
Canadian Imperial Bank of
Commerce
214,000 3.945%,  8/4/2025 206,918
Capital One Financial Corporation
140,000 3.950%,  9/1/2026
b,i
103,950
217,000 3.273%,  3/1/2030
b
184,250
Capital One NA
228,000 2.280%,  1/28/2026
b
212,743
Centene Corporation
544,000 3.000%,  10/15/2030 453,314
Charles Schwab Corporation
537,000 5.375%,  6/1/2025
b,i
513,222
255,000 0.900%,  3/11/2026 225,261
600,000 4.000%,  6/1/2026
b,i
487,650
125,000 5.000%,  6/1/2027
b,i
104,746
196,000 2.000%,  3/20/2028 168,748
141,000 2.900%,  3/3/2032 116,075
Principal
Amount Long-Term Fixed Income (62.4%) Value
Financials (7.6%) - continued
Citigroup, Inc.
$ 285,000
9.341%,  (LIBOR 3M +
4.068%), 10/30/2023
b,i
$ 285,997
374,000 5.000%,  9/12/2024
b,i
349,107
180,000 3.352%,  4/24/2025
b
175,962
365,000 5.500%,  9/13/2025 362,888
218,000 1.281%,  11/3/2025
b
204,216
315,000 4.000%,  12/10/2025
b,i
268,931
515,000 3.875%,  2/18/2026
b,i
431,312
250,000 4.150%,  11/15/2026
b,i
201,125
451,000 1.122%,  1/28/2027
b
402,039
263,000 1.462%,  6/9/2027
b
233,565
286,000 3.070%,  2/24/2028
b
263,189
133,000 7.375%,  5/15/2028
b,i
132,023
522,000 4.075%,  4/23/2029
b
491,380
136,000 6.174%,  5/25/2034
b
137,185
Citizens Financial Group, Inc.
275,000 4.000%,  10/6/2026
b,i
205,900
CNA Financial Corporation
190,000 3.950%,  5/15/2024 186,773
Coinbase Global, Inc., Convertible
1,418,000 0.500%,  6/1/2026 1,065,522
Comerica, Inc.
160,000 5.625%,  7/1/2025
b,i
132,616
Commerzbank AG
270,000 8.125%,  9/19/2023
f
269,000
Commonwealth Bank of Australia
156,000 2.688%,  3/11/2031
f
122,311
Cooperatieve Rabobank UA
149,000 1.339%,  6/24/2026
b,f
136,252
Corebridge Financial, Inc.
196,000 6.875%,  12/15/2052
b
187,864
214,000 3.850%,  4/5/2029 192,454
Corporate Office Properties, LP
265,000 2.250%,  3/15/2026 234,698
Credit Acceptance Corporation
550,000 5.125%,  12/31/2024
f
533,934
Credit Agricole SA
270,000 8.125%,  12/23/2025
b,f,i
270,337
131,000 3.250%,  1/14/2030
f
111,833
Credit Suisse Group AG
213,000 6.500%,  8/8/2023
f
211,466
150,000 7.500%,  12/11/2023
*,b,i,l
5,599
130,000 7.250%,  9/12/2025
b,f,i,l
4,853
Dai-ichi Life Insurance Company,
Ltd.
638,000 5.100%,  10/28/2024
b,f,i
620,465
Deutsche Bank AG/New York, NY
444,000 2.129%,  11/24/2026
b
395,036
250,000 2.311%,  11/16/2027
b
214,834
214,000 3.742%,  1/7/2033
b
156,941
Discover Bank
260,000 4.682%,  8/9/2028
b
237,720
Discover Financial Services
71,000 6.700%,  11/29/2032 73,147
Drawbridge Special Opportunities
Fund, LP
540,000 3.875%,  2/15/2026
f
482,212
Elevance Health, Inc.
198,000 5.350%,  10/15/2025 197,571
411,000 2.550%,  3/15/2031 345,329

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (62.4%) Value
Financials (7.6%) - continued
Encore Capital Group, Inc.,
Convertible
$ 278,000 4.000%,  3/15/2029
f
$ 269,938
Fifth Third Bancorp
320,000 4.500%,  9/30/2025
b,i
282,209
144,000 4.772%,  7/28/2030
b,h
134,559
Fifth Third Bank NA
343,000 3.850%,  3/15/2026 316,527
First Horizon Bank
198,000 5.750%,  5/1/2030
h
171,948
First-Citizens Bank & Trust
Company
297,000 6.125%,  3/9/2028 292,987
Five Corners Funding Trust III
180,000 5.791%,  2/15/2033
f
182,432
Fortress Transportation and
Infrastructure Investors, LLC
369,000 6.500%,  10/1/2025
f
363,525
142,000 9.750%,  8/1/2027
f
146,654
6,000 5.500%,  5/1/2028
f
5,490
FS KKR Capital Corporation
132,000 3.400%,  1/15/2026 120,054
132,000 2.625%,  1/15/2027 112,522
Genworth Mortgage Holdings, Inc.
219,000 6.500%,  8/15/2025
f
215,130
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
860,000 3.750%,  12/15/2027
f
630,897
Goldman Sachs Group, Inc.
190,000 5.500%,  8/10/2024
b,h,i
184,999
148,000 3.500%,  4/1/2025 142,167
223,000 4.250%,  10/21/2025 214,898
222,000 0.855%,  2/12/2026
b
204,562
195,000 3.650%,  8/10/2026
b,i
150,735
255,000 4.125%,  11/10/2026
b,i
213,170
456,000 1.948%,  10/21/2027
b
405,625
140,000 2.640%,  2/24/2028
b
127,028
155,000 3.615%,  3/15/2028
b
145,432
278,000 4.482%,  8/23/2028
b
268,775
261,000 3.814%,  4/23/2029
b
242,282
131,000 3.800%,  3/15/2030 121,143
131,000 2.615%,  4/22/2032
b
107,436
132,000 2.383%,  7/21/2032
b
105,732
Hartford Financial Services Group,
Inc.
130,000 2.800%,  8/19/2029 111,911
125,000
7.446%,  (LIBOR 3M +
2.125%), 2/12/2047
b,f
103,757
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
73,000 Zero Coupon,  5/1/2025
f
69,034
HSBC Holdings plc
143,000 3.803%,  3/11/2025
b
140,210
150,000 6.375%,  3/30/2025
b,i
143,647
187,000 2.633%,  11/7/2025
b
177,633
178,000 1.589%,  5/24/2027
b
157,096
350,000 2.251%,  11/22/2027
b
310,559
200,000 6.161%,  3/9/2029
b
201,702
365,000 4.583%,  6/19/2029
b
343,495
470,000 4.600%,  12/17/2030
b,i
357,787
159,000 2.804%,  5/24/2032
b
128,601
Principal
Amount Long-Term Fixed Income (62.4%) Value
Financials (7.6%) - continued
HUB International, Ltd.
$ 431,000 5.625%,  12/1/2029
f
$ 386,642
Huntington Bancshares, Inc.
480,000 4.450%,  10/15/2027
b,i
389,830
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
218,000 4.750%,  9/15/2024 208,292
365,000 6.375%,  12/15/2025 339,305
245,000 5.250%,  5/15/2027 211,288
ING Groep NV
258,000 1.726%,  4/1/2027
b
229,765
Intercontinental Exchange, Inc.
215,000 4.350%,  6/15/2029 209,598
Invitation Homes Operating
Partnership, LP
227,000 2.000%,  8/15/2031 173,907
J.P. Morgan Chase & Company
320,000 6.000%,  11/1/2023
b,i
320,230
330,000
8.549%,  (LIBOR 3M +
3.250%), 11/1/2023
b,h,i
331,237
599,000 5.000%,  8/1/2024
b,i
585,148
378,000 4.023%,  12/5/2024
b
374,734
210,000 4.600%,  2/1/2025
b,i
195,825
310,000 1.561%,  12/10/2025
b
290,252
149,000 2.083%,  4/22/2026
b
139,539
295,000 3.650%,  6/1/2026
b,i
259,644
371,000 1.045%,  11/19/2026
b
332,315
261,000 1.578%,  4/22/2027
b
234,434
289,000 2.947%,  2/24/2028
b
265,350
392,000 4.005%,  4/23/2029
b
369,050
133,000 2.069%,  6/1/2029
b
114,065
523,000 4.493%,  3/24/2031
b
502,743
140,000 2.963%,  1/25/2033
b
117,938
145,000 4.912%,  7/25/2033
b
141,690
140,000 5.717%,  9/14/2033
b
142,029
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
120,000 5.000%,  8/15/2028
f
98,378
KeyBank NA/Cleveland, OH
196,000 3.900%,  4/13/2029 153,374
250,000 5.000%,  1/26/2033 216,364
Kilroy Realty, LP
265,000 4.375%,  10/1/2025 248,214
Life Storage, LP
135,000 2.400%,  10/15/2031 106,949
Lincoln National Corporation
300,000
7.688%,  (LIBOR 3M +
2.358%), 8/17/2023
b
198,413
Lloyds Banking Group plc
248,000 4.716%,  8/11/2026
b
240,951
260,000 1.627%,  5/11/2027
b
229,975
LPL Holdings, Inc.
310,000 4.000%,  3/15/2029
f
271,969
M&T Bank Corporation
506,000 3.500%,  9/1/2026
b,i
337,505
Macquarie Airfinance Holdings,
Ltd.
149,000 8.375%,  5/1/2028
f
151,077
Macquarie Group, Ltd.
264,000 1.629%,  9/23/2027
b,f
229,517

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (62.4%) Value
Financials (7.6%) - continued
Manufacturers & Traders Trust
Company
$ 260,000 4.700%,  1/27/2028 $ 243,125
Marsh & McLennan Companies,
Inc.
135,000 2.375%,  12/15/2031 109,996
MetLife, Inc.
320,000 3.850%,  9/15/2025
b,i
295,674
205,000 5.875%,  3/15/2028
b,i
188,536
261,000 6.400%,  12/15/2036 260,490
Metropolitan Life Global Funding I
244,000 2.950%,  4/9/2030
f
210,736
Mid-America Apartments, LP
261,000 4.200%,  6/15/2028 249,086
Mitsubishi UFJ Financial Group,
Inc.
179,000 1.412%,  7/17/2025 163,888
260,000 1.538%,  7/20/2027
b
229,467
196,000 3.741%,  3/7/2029 178,975
200,000 5.406%,  4/19/2034
b
198,455
Mizuho Financial Group, Inc.
343,000 1.554%,  7/9/2027
b
302,594
278,000 2.564%,  9/13/2031 218,703
Molina Healthcare, Inc.
312,000 4.375%,  6/15/2028
f
287,618
Morgan Stanley
149,000
5.556%,  (SOFRRATE +
0.466%), 11/10/2023
b
148,905
160,000 2.720%,  7/22/2025
b
154,286
268,000 1.164%,  10/21/2025
b
250,480
104,000 5.000%,  11/24/2025 102,239
250,000 2.630%,  2/18/2026
b
237,001
302,000 2.188%,  4/28/2026
b
283,490
214,000 6.138%,  10/16/2026
b
216,158
148,000 0.985%,  12/10/2026
b
131,958
260,000 1.593%,  5/4/2027
b
232,757
262,000 1.512%,  7/20/2027
b
232,124
98,000 5.123%,  2/1/2029
b
96,651
392,000 3.622%,  4/1/2031
b
353,228
140,000 2.943%,  1/21/2033
b
116,372
144,000 4.889%,  7/20/2033
b
138,593
132,000 5.250%,  4/21/2034
b
130,343
283,000 2.484%,  9/16/2036
b
214,724
MPT Operating Partnership, LP/
MPT Finance Corporation
320,000 5.250%,  8/1/2026
h
284,500
104,000 4.625%,  8/1/2029 78,620
Nasdaq, Inc.
285,000 5.650%,  6/28/2025 285,823
143,000 5.350%,  6/28/2028 143,206
National Retail Properties, Inc.
131,000 2.500%,  4/15/2030 108,827
Nationstar Mortgage Holdings,
Inc.
289,000 6.000%,  1/15/2027
f
268,852
NatWest Group plc
182,000 4.269%,  3/22/2025
b
178,773
131,000 4.892%,  5/18/2029
b
124,613
197,000 3.754%,  11/1/2029
b
184,921
250,000 4.600%,  6/28/2031
b,i
173,125
Principal
Amount Long-Term Fixed Income (62.4%) Value
Financials (7.6%) - continued
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
$ 434,000 4.500%,  9/30/2028
f
$ 333,853
New York Life Global Funding
134,000 4.550%,  1/28/2033
f
129,078
Nippon Life Insurance Company
640,000 5.100%,  10/16/2044
b,f
624,125
480,000 3.400%,  1/23/2050
b,f
419,921
Nomura Holdings, Inc.
200,000 2.172%,  7/14/2028 168,725
Nordea Bank Abp
200,000 5.375%,  9/22/2027
f
197,409
Northern Trust Corporation
212,000 4.000%,  5/10/2027 204,235
Office Properties Income Trust
129,000 2.650%,  6/15/2026 95,068
Omega Healthcare Investors, Inc.
127,000 4.750%,  1/15/2028 115,929
130,000 3.375%,  2/1/2031 103,114
OneMain Finance Corporation
831,000 6.875%,  3/15/2025 822,799
Owl Rock Capital Corporation
132,000 4.250%,  1/15/2026 122,114
Owl Rock Core Income
Corporation
214,000 4.700%,  2/8/2027 194,188
Owl Rock Technology Finance
Corporation
68,000 4.750%,  12/15/2025
f
61,579
196,000 3.750%,  6/17/2026
f
171,524
Park Intermediate Holdings, LLC
477,000 4.875%,  5/15/2029
f
411,079
Pebblebrook Hotel Trust,
Convertible
902,000 1.750%,  12/15/2026 761,400
Pine Street Trust I
130,000 4.572%,  2/15/2029
f
119,094
PNC Bank NA
130,000 2.700%,  10/22/2029 108,632
PNC Financial Services Group,
Inc.
270,000 5.671%,  10/28/2025
b
267,759
250,000 3.400%,  9/15/2026
b,i
184,375
261,000 6.200%,  9/15/2027
b,h,i
243,291
145,000 5.582%,  6/12/2029
b
144,318
266,000 6.250%,  3/15/2030
b,i
238,801
PRA Group, Inc.
312,000 7.375%,  9/1/2025
f
296,590
148,000 8.375%,  2/1/2028
f
134,125
Principal Life Global Funding II
197,000 1.250%,  8/16/2026
f
171,715
Prologis, LP
229,000 3.375%,  12/15/2027 212,842
Provident Financing Trust I
155,000 7.405%,  3/15/2038 156,007
Prudential Financial, Inc.
142,000 5.125%,  3/1/2052
b
128,208
198,000 6.750%,  3/1/2053
b
199,186
786,000 5.200%,  3/15/2044
b
776,702
160,000 3.700%,  10/1/2050
b
134,949

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (62.4%) Value
Financials (7.6%) - continued
QBE Insurance Group, Ltd.
$ 320,000 5.875%,  5/12/2025
b,f,h,i
$ 304,546
Radian Group, Inc.
330,000 4.875%,  3/15/2027 311,223
Realty Income Corporation
132,000 4.875%,  6/1/2026 130,543
196,000 3.950%,  8/15/2027 186,148
170,000 5.625%,  10/13/2032 171,804
Redwood Trust, Inc., Convertible
42,000 7.750%,  6/15/2027 35,332
Regions Financial Corporation
129,000 2.250%,  5/18/2025 119,309
320,000 5.750%,  6/15/2025
b,h,i
302,896
Reinsurance Group of America,
Inc.
212,000 4.700%,  9/15/2023 211,476
RHP Hotel Properties, LP/RHP
Finance Corporation
160,000 7.250%,  7/15/2028
f
161,637
RLJ Lodging Trust, LP
150,000 3.750%,  7/1/2026
f
137,625
334,000 4.000%,  9/15/2029
f
279,720
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
310,000 3.625%,  3/1/2029
f
260,545
Royal Bank of Canada
205,000 0.750%,  10/7/2024 192,437
130,000 4.900%,  1/12/2028 128,300
338,000 5.000%,  2/1/2033 331,256
Santander Holdings USA, Inc.
144,000 2.490%,  1/6/2028
b
124,370
132,000 6.499%,  3/9/2029
b
130,566
Santander UK Group Holdings plc
262,000 1.673%,  6/14/2027
b
225,723
Service Properties Trust
181,000 4.650%,  3/15/2024 177,999
97,000 4.350%,  10/1/2024 93,335
357,000 7.500%,  9/15/2025 350,573
260,000 5.500%,  12/15/2027 228,596
Simon Property Group, LP
264,000 2.650%,  7/15/2030 224,235
SLM Corporation
150,000 4.200%,  10/29/2025 139,357
Societe Generale SA
188,000 2.625%,  10/16/2024
f
177,914
177,000 1.488%,  12/14/2026
b,f
155,754
Spirit Realty, LP
299,000 2.100%,  3/15/2028 250,565
Standard Chartered plc
177,000 0.991%,  1/12/2025
b,f
171,561
130,000 6.000%,  7/26/2025
b,f,i
123,472
206,000 2.608%,  1/12/2028
b,f
182,375
State Street Corporation
144,000 4.421%,  5/13/2033
b
136,641
Sumitomo Life Insurance Company
600,000 3.375%,  4/15/2081
b,f
516,847
Sumitomo Mitsui Financial Group,
Inc.
188,000 2.448%,  9/27/2024 180,075
206,000 2.174%,  1/14/2027 184,055
196,000 2.142%,  9/23/2030 156,920
Principal
Amount Long-Term Fixed Income (62.4%) Value
Financials (7.6%) - continued
$ 200,000 5.766%,  1/13/2033 $ 205,786
Sumitomo Mitsui Trust Bank, Ltd.
149,000 1.050%,  9/12/2025
f
134,345
Summit Hotel Properties, Inc.,
Convertible
310,000 1.500%,  2/15/2026 263,325
Synchrony Financial
160,000 4.250%,  8/15/2024 154,261
76,000 7.250%,  2/2/2033 68,444
Synovus Bank
135,000 5.625%,  2/15/2028 121,971
Toronto-Dominion Bank
160,000 8.125%,  10/31/2082
b
162,541
124,000 5.156%,  1/10/2028 123,176
144,000 4.456%,  6/8/2032 136,647
Truist Bank
134,000 2.250%,  3/11/2030 106,464
Truist Financial Corporation
282,000 6.047%,  6/8/2027
b
282,117
132,000 1.887%,  6/7/2029
b
109,720
145,000 5.100%,  3/1/2030
b,i
125,425
U.S. Bancorp
204,000 5.727%,  10/21/2026
b
203,883
214,000 4.548%,  7/22/2028
b
204,653
70,000 5.836%,  6/12/2034
b
70,506
UBS AG
235,000 5.125%,  5/15/2024 230,803
UBS Group AG
157,000 2.593%,  9/11/2025
b,f
149,648
255,000 2.193%,  6/5/2026
b,f
233,827
400,000 4.875%,  2/12/2027
b,f,i
320,220
287,000 3.869%,  1/12/2029
b,f
259,447
UDR, Inc.
295,000 3.000%,  8/15/2031 249,523
United Wholesale Mortgage, LLC
95,000 5.500%,  11/15/2025
f
90,393
231,000 5.500%,  4/15/2029
f
198,083
UnitedHealth Group, Inc.
278,000 5.250%,  2/15/2028 283,428
276,000 4.200%,  5/15/2032 263,487
USB Realty Corporation
664,000
6.407%,  (LIBOR 3M +
1.147%), 1/15/2027
b,f,i
473,100
USI, Inc./NY
120,000 6.875%,  5/1/2025
f
119,100
Ventas Realty, LP
163,000 3.750%,  5/1/2024 159,867
Ventas Realty, LP, Convertible
285,000 3.750%,  6/1/2026
f
289,988
Wells Fargo & Company
311,000 2.406%,  10/30/2025
b
296,136
490,000 3.900%,  3/15/2026
b,i
431,396
226,000 2.188%,  4/30/2026
b
211,748
307,000
5.760%,  (LIBOR 3M +
0.500%), 1/15/2027
b
287,230
145,000 3.526%,  3/24/2028
b
135,336
309,000 3.584%,  5/22/2028
b
287,785
214,000 4.808%,  7/25/2028
b
209,169
308,000 4.478%,  4/4/2031
b
292,846
93,000 5.389%,  4/24/2034
b
92,406

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (62.4%) Value
Financials (7.6%) - continued
Welltower OP, LLC
$ 132,000 2.050%,  1/15/2029 $ 109,735
196,000 2.800%,  6/1/2031 161,973
Welltower OP, LLC, Convertible
749,000 2.750%,  5/15/2028
f
754,618
Westpac Banking Corporation
196,000 4.110%,  7/24/2034
b
170,440
Willis North America, Inc.
261,000 4.500%,  9/15/2028 248,910
XHR, LP
150,000 6.375%,  8/15/2025
f
147,237
243,000 4.875%,  6/1/2029
f
208,373
Total 80,420,938
Foreign Government (<0.1%)
NBN Company, Ltd.
235,000 2.625%,  5/5/2031
f
197,114
Total 197,114
Mortgage-Backed Securities (21.0%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
8,619,008 2.500%,  5/1/2051 7,340,528
6,122,051 3.500%,  5/1/2052 5,583,936
4,763,822 4.000%,  5/1/2052 4,500,488
14,446,287 3.500%,  6/1/2052 13,183,019
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
5,360,845 2.500%,  7/1/2030 4,981,604
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
5,192,012 3.500%,  5/1/2040 4,871,992
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
11,443,666 3.000%,  1/1/2052 10,117,311
1,620,993 2.000%,  2/1/2051 1,333,516
1,032,345 2.000%,  2/1/2051 848,387
4,891,621 2.500%,  2/1/2051 4,182,968
6,330,054 2.500%,  2/1/2051 5,398,898
11,753,777 2.000%,  3/1/2051 9,630,874
11,883,041 3.000%,  3/1/2052 10,487,333
9,280,226 2.000%,  4/1/2051 7,614,629
6,790,884 3.000%,  4/1/2051 5,997,600
7,096,417 3.000%,  5/1/2050 6,307,831
1,933,869 2.000%,  5/1/2051 1,583,974
4,384,213 3.000%,  5/1/2051 3,910,986
4,560,161 3.000%,  6/1/2050 4,075,175
3,250,000 5.000%,  6/1/2053
d
3,204,960
9,833,020 2.500%,  7/1/2051 8,374,801
4,234,881 3.500%,  7/1/2051 3,906,292
1,871,996 2.500%,  8/1/2050 1,610,875
8,246,058 3.500%,  8/1/2050 7,619,172
5,580,192 3.500%,  9/1/2052 5,108,537
7,904,926 4.000%,  10/1/2052 7,435,216
1,955,599 2.000%,  11/1/2051 1,598,003
7,856,990 2.000%,  12/1/2050 6,462,329
18,118,636 4.500%,  12/1/2052 17,544,944
6,750,000 5.000%,  7/1/2041
d
6,613,945
Principal
Amount Long-Term Fixed Income (62.4%) Value
Mortgage-Backed Securities (21.0%) -
continued
$ 9,400,000 5.500%,  7/1/2042
d
$ 9,354,469
7,850,000 4.500%,  7/1/2048
d
7,547,039
9,500,000 4.000%,  7/1/2049
d
8,914,785
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
10,847,857 2.500%,  3/1/2062 8,879,619
3,811,367 3.500%,  7/1/2061 3,450,009
4,101,871 4.000%,  12/1/2061 3,849,777
Total 223,425,821
Technology (2.2%)
Advanced Micro Devices, Inc.
145,000 3.924%,  6/1/2032 137,440
Akamai Technologies, Inc.,
Convertible
366,000 0.125%,  5/1/2025 390,476
779,000 0.375%,  9/1/2027 752,312
Analog Devices, Inc.
68,000 2.100%,  10/1/2031 56,275
Apple, Inc.
392,000 2.200%,  9/11/2029 343,929
285,000 1.650%,  2/8/2031 236,239
211,000 3.350%,  8/8/2032
h
196,770
AthenaHealth Group, Inc.
400,000 6.500%,  2/15/2030
f,h
336,656
Black Knight InfoServ, LLC
458,000 3.625%,  9/1/2028
f
411,522
Block, Inc., Convertible
531,000 0.250%,  11/1/2027 407,211
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
196,000 3.875%,  1/15/2027 186,904
Broadcom, Inc.
146,000 4.000%,  4/15/2029
f
134,846
Cloud Software Group, Inc.
335,000 6.500%,  3/31/2029
f
298,278
119,000 9.000%,  9/30/2029
f
103,939
CommScope Technologies, LLC
725,000 6.000%,  6/15/2025
f,h
675,750
CommScope, Inc.
270,000 7.125%,  7/1/2028
f,h
191,700
Dell International, LLC/EMC
Corporation
193,000 5.250%,  2/1/2028 192,600
100,000 5.300%,  10/1/2029 99,271
Euronet Worldwide, Inc.,
Convertible
693,000 0.750%,  3/15/2049
h
672,643
Fiserv, Inc.
207,000 2.750%,  7/1/2024 200,835
309,000 4.200%,  10/1/2028 295,961
65,000 5.600%,  3/2/2033 66,158
Gartner, Inc.
245,000 3.625%,  6/15/2029
f
215,679
415,000 3.750%,  10/1/2030
f
361,431
Global Payments, Inc.
82,000 2.650%,  2/15/2025 77,771
208,000 4.950%,  8/15/2027 202,662
131,000 3.200%,  8/15/2029 113,863

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (62.4%) Value
Technology (2.2%) - continued
Intel Corporation
$ 265,000 5.125%,  2/10/2030 $ 266,625
InterDigital, Inc., Convertible
731,000 3.500%,  6/1/2027 985,451
Iron Mountain, Inc.
1,075,000 4.875%,  9/15/2027
f
1,015,451
150,000 4.875%,  9/15/2029
f
134,270
380,000 4.500%,  2/15/2031
f
326,507
Jabil, Inc.
133,000 5.450%,  2/1/2029 131,973
Lumentum Holdings, Inc.,
Convertible
529,000 0.250%,  3/15/2024 560,475
841,000 0.500%,  6/15/2028 661,324
MACOM Technology Solutions
Holdings, Inc., Convertible
387,000 0.250%,  3/15/2026 390,870
Marvell Technology, Inc.
132,000 2.950%,  4/15/2031 110,651
Mastercard, Inc.
146,000 2.000%,  11/18/2031 120,543
Microchip Technology, Inc.,
Convertible
388,000 0.125%,  11/15/2024 438,925
189,000 1.625%,  2/15/2027 477,943
Moody's Corporation
140,000 4.250%,  8/8/2032 132,984
MSCI, Inc.
360,000 4.000%,  11/15/2029
f
325,807
NCR Corporation
452,000 5.125%,  4/15/2029
f
400,138
418,000 6.125%,  9/1/2029
f
418,349
NVIDIA Corporation
65,000 2.850%,  4/1/2030 58,944
NXP BV/NXP Funding, LLC
122,000 4.875%,  3/1/2024 121,127
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
72,000 2.700%,  5/1/2025 68,238
131,000 4.300%,  6/18/2029 123,457
ON Semiconductor Corporation,
Convertible
725,000 Zero Coupon,  5/1/2027 1,331,462
79,000 0.500%,  3/1/2029
f
89,218
Open Text Corporation
380,000 3.875%,  12/1/2029
f
317,628
420,000 4.125%,  2/15/2030
f
355,658
Oracle Corporation
140,000 6.150%,  11/9/2029 145,819
327,000 2.950%,  4/1/2030 285,427
219,000 6.250%,  11/9/2032 232,467
PayPal Holdings, Inc.
129,000 2.850%,  10/1/2029 114,390
215,000 2.300%,  6/1/2030 182,268
Progress Software Corporation,
Convertible
337,000 1.000%,  4/15/2026 369,015
PTC, Inc.
210,000 3.625%,  2/15/2025
f
202,784
215,000 4.000%,  2/15/2028
f
197,931
Principal
Amount Long-Term Fixed Income (62.4%) Value
Technology (2.2%) - continued
Rackspace Technology Global,
Inc.
$ 365,000 5.375%,  12/1/2028
f
$ 113,310
S&P Global, Inc.
144,000 2.900%,  3/1/2032 124,812
Salesforce.com, Inc.
374,000 1.950%,  7/15/2031 308,618
Seagate HDD Cayman
161,000 8.500%,  7/15/2031
f
168,839
457,980 9.625%,  12/1/2032
f
505,353
Semtech Corporation, Convertible
188,000 1.625%,  11/1/2027
f
174,934
Sensata Technologies, Inc.
341,000 3.750%,  2/15/2031
f
291,723
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
140,000 4.625%,  11/1/2026
f
131,288
SS&C Technologies, Inc.
910,000 5.500%,  9/30/2027
f
871,168
Verint Systems, Inc., Convertible
363,000 0.250%,  4/15/2026 319,894
Viavi Solutions, Inc.
306,000 3.750%,  10/1/2029
f
260,009
Viavi Solutions, Inc., Convertible
192,000 1.000%,  3/1/2024 190,445
257,000 1.625%,  3/15/2026
f
266,156
Vishay Intertechnology, Inc.,
Convertible
707,000 2.250%,  6/15/2025
h
773,741
VMware, Inc.
262,000 1.400%,  8/15/2026 231,357
192,000 2.200%,  8/15/2031 150,874
Xilinx, Inc.
90,000 2.375%,  6/1/2030 77,693
Ziff Davis, Inc., Convertible
617,000 1.750%,  11/1/2026
f
575,352
Total 23,988,806
Transportation (0.9%)
Air Transport Services Group, Inc.,
Convertible
186,000 1.125%,  10/15/2024 175,696
Allegiant Travel Company
270,000 7.250%,  8/15/2027
f
269,004
American Airlines Group, Inc.
104,000 3.750%,  3/1/2025
f
98,671
American Airlines, Inc.
632,000 11.750%,  7/15/2025
f
693,006
215,000 7.250%,  2/15/2028
f
213,719
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
871,000 5.500%,  4/20/2026
f
862,891
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
320,000 5.375%,  3/1/2029
f,h
296,820
Canadian Pacific Railway
Company
267,000 1.750%,  12/2/2026 239,998
CSX Corporation
131,000 4.250%,  3/15/2029 126,810

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (62.4%) Value
Transportation (0.9%) - continued
Delta Air Lines, Inc.
$ 172,000 7.000%,  5/1/2025
f
$ 175,662
73,000 7.375%,  1/15/2026 76,101
288,000 4.375%,  4/19/2028 270,702
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
248,029 4.500%,  10/20/2025
f
242,619
ERAC USA Finance, LLC
211,000 3.850%,  11/15/2024
f
205,500
Hawaiian Brand Intellectual
Property, Ltd.
287,000 5.750%,  1/20/2026
f
271,656
Hertz Corporation
262,000 4.625%,  12/1/2026
f
236,455
314,000 5.000%,  12/1/2029
f
259,563
JetBlue Airways Corporation,
Convertible
594,000 0.500%,  4/1/2026 487,825
Mileage Plus Holdings, LLC
318,400 6.500%,  6/20/2027
f
319,195
Norfolk Southern Corporation
195,000 4.450%,  3/1/2033 186,585
Penske Truck Leasing Company,
LP/PTL Finance Corporation
148,000 1.200%,  11/15/2025
f
131,631
137,000 5.750%,  5/24/2026
f
135,689
128,000 1.700%,  6/15/2026
f
113,034
Rand Parent, LLC
312,000 8.500%,  2/15/2030
f,h
282,470
Ryder System, Inc.
161,000 2.850%,  3/1/2027 147,084
Southwest Airlines Company
133,000 5.125%,  6/15/2027 131,969
155,000 2.625%,  2/10/2030 131,743
Southwest Airlines Company,
Convertible
877,000 1.250%,  5/1/2025
h
1,005,481
Union Pacific Corporation
131,000 2.150%,  2/5/2027 119,635
United Airlines, Inc.
324,000 4.375%,  4/15/2026
f
307,834
266,000 4.625%,  4/15/2029
f
242,371
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
360,000 6.375%,  2/1/2030
f
289,884
XPO Escrow Sub, LLC
359,000 7.500%,  11/15/2027
f
366,837
Total 9,114,140
U.S. Government & Agencies (3.1%)
U.S. Treasury Bonds
5,000,000 3.625%,  2/15/2053 4,798,437
3,600,000 4.000%,  11/15/2052 3,697,875
1,290,000 1.375%,  11/15/2031 1,063,696
3,800,000 4.125%,  11/15/2032 3,883,125
1,000,000 3.500%,  2/15/2033 974,063
706,000 3.375%,  5/15/2033 680,849
4,330,000 3.250%,  5/15/2042 3,863,848
15,910,000 3.375%,  8/15/2042 14,441,432
Total 33,403,325
Principal
Amount Long-Term Fixed Income (62.4%) Value
Utilities (1.6%)
AEP Texas, Inc.
$ 138,000 4.700%,  5/15/2032 $ 132,052
AES Corporation
254,000 3.950%,  7/15/2030
f
227,716
Algonquin Power & Utilities
Corporation
225,000 4.750%,  1/18/2082
b
178,875
Alliant Energy Corporation,
Convertible
343,000 3.875%,  3/15/2026
f
340,599
Ameren Corporation
161,000 1.750%,  3/15/2028 137,869
American Electric Power
Company, Inc.
300,000 3.875%,  2/15/2062
b
238,269
209,000 2.031%,  3/15/2024 203,254
131,000 2.300%,  3/1/2030 108,645
66,000 5.625%,  3/1/2033 67,100
Arizona Public Service Company
138,000 5.550%,  8/1/2033 138,100
Calpine Corporation
298,000 4.500%,  2/15/2028
f
269,789
CenterPoint Energy, Inc.
164,000 2.500%,  9/1/2024 157,441
198,000 1.450%,  6/1/2026 176,943
197,000 2.650%,  6/1/2031 164,269
CMS Energy Corporation,
Convertible
234,000 3.375%,  5/1/2028
f
230,139
Constellation Energy Generation,
LLC
133,000 5.800%,  3/1/2033 136,143
Dominion Energy, Inc.
163,000 3.071%,  8/15/2024 157,426
270,000 4.350%,  1/15/2027
b,i
226,833
161,000 3.375%,  4/1/2030 144,007
DTE Energy Company
209,000 4.220%,  11/1/2024 204,321
140,000 4.875%,  6/1/2028 136,938
Duke Energy Corporation
240,000 3.250%,  1/15/2082
b
178,206
150,000 4.875%,  9/16/2024
b,i
144,060
343,000 2.450%,  6/1/2030 288,031
139,000 4.500%,  8/15/2032 131,047
Duke Energy Corporation,
Convertible
942,000 4.125%,  4/15/2026
f
919,863
Edison International
185,000 4.950%,  4/15/2025 181,074
240,000 5.000%,  12/15/2026
b,i
207,336
Enel Finance International NV
260,000 1.375%,  7/12/2026
f
229,532
Entergy Corporation
149,000 0.900%,  9/15/2025 133,817
130,000 1.900%,  6/15/2028 110,789
Evergy, Inc.
162,000 2.450%,  9/15/2024 155,184
Eversource Energy
293,000 4.600%,  7/1/2027 285,656
134,000 5.125%,  5/15/2033 132,057
Exelon Corporation
130,000 4.050%,  4/15/2030 121,482

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (62.4%) Value
Utilities (1.6%) - continued
Fells Point Funding Trust
$ 266,000 3.046%,  1/31/2027
f
$ 244,531
FirstEnergy Corporation,
Convertible
344,000 4.000%,  5/1/2026
f
342,280
Florida Power & Light Company
130,000 4.400%,  5/15/2028 127,558
Georgia Power Company
82,000 4.950%,  5/17/2033 80,942
ITC Holdings Corporation
140,000 4.950%,  9/22/2027
f
137,811
Jersey Central Power & Light
Company
280,000 2.750%,  3/1/2032
f
230,949
National Rural Utilities Cooperative
Finance Corporation
247,000 3.450%,  6/15/2025 237,609
141,000 5.050%,  9/15/2028 140,521
NextEra Energy Capital Holdings,
Inc.
235,000 3.800%,  3/15/2082
b
197,289
131,000 6.051%,  3/1/2025 131,493
130,000 2.250%,  6/1/2030 108,124
NextEra Energy Operating
Partners, LP
550,000 3.875%,  10/15/2026
f
511,129
NextEra Energy Partners, LP,
Convertible
204,000 Zero Coupon,  6/15/2024
f,h
191,556
618,000 Zero Coupon,  11/15/2025
f
570,105
NiSource, Inc.
130,000 2.950%,  9/1/2029 113,832
NRG Energy, Inc.
167,000 2.000%,  12/2/2025
f
149,810
189,000 10.250%,  3/15/2028
b,f,i
178,221
120,000 3.375%,  2/15/2029
f
98,145
185,000 5.250%,  6/15/2029
f
165,433
NRG Energy, Inc., Convertible
728,000 2.750%,  6/1/2048 768,404
PG&E Corporation
374,000 5.000%,  7/1/2028 343,184
PPL Capital Funding, Inc.,
Convertible
576,000 2.875%,  3/15/2028
f
550,080
Public Service Enterprise Group,
Inc.
131,000 1.600%,  8/15/2030 102,608
Sempra Energy
320,000 4.875%,  10/15/2025
b,i
297,622
196,000 3.400%,  2/1/2028 180,398
Southern California Edison
Company
71,000 5.950%,  11/1/2032 74,316
Southern Company
140,000 4.475%,  8/1/2024 137,443
170,000 5.700%,  10/15/2032 175,909
149,000 4.000%,  1/15/2051
b
137,798
432,000 3.750%,  9/15/2051
b
367,632
Southern Company, Convertible
1,003,000 3.875%,  12/15/2025
f
1,000,493
TerraForm Power Operating, LLC
520,000 5.000%,  1/31/2028
f
478,743
Principal
Amount Long-Term Fixed Income (62.4%) Value
Utilities (1.6%) - continued
Vistra Operations Company, LLC
$ 280,000 5.125%,  5/13/2025
f
$ 272,988
508,000 5.000%,  7/31/2027
f
475,497
Xcel Energy, Inc.
157,000 4.000%,  6/15/2028 149,393
213,000 4.600%,  6/1/2032 201,137
Total 16,665,845
Total Long-Term Fixed Income
(cost $701,947,408) 663,053,359
Shares Common Stock ( 15.1% ) Value
Communications Services (1.0%)
6,958 Alphabet, Inc., Class A
m
832,873
28,673 Alphabet, Inc., Class C
m
3,468,573
33,229 Comcast Corporation 1,380,665
31,631 DISH Network Corporation
m
208,448
749 EchoStar Corporation
m
12,988
881 Emerald Holding, Inc.
m
3,612
494 Liberty Latin America, Ltd., Class
A
m
4,322
7,125 Meta Platforms, Inc.
m
2,044,732
1,380 Netflix, Inc.
m
607,876
28,283 QuinStreet, Inc.
m
249,739
607 Shutterstock, Inc. 29,543
14,499 Verizon Communications, Inc. 539,218
5,830 Walt Disney Company
m
520,502
24,150 Warner Brothers Discovery, Inc.
m
302,841
4,897 Windstream Services, LLC
m
46,522
5,963 Ziff Davis, Inc.
m
417,768
Total 10,670,222
Consumer Discretionary (1.7%)
22,190 Amazon.com, Inc.
m
2,892,688
5,096 Aptiv plc
m
520,251
3,927 Bloomin' Brands, Inc. 105,597
594 Booking Holdings, Inc.
m
1,603,996
1,987 Boot Barn Holdings, Inc.
m
168,279
230 Boyd Gaming Corporation 15,955
7,568 Cedar Fair, LP 302,493
294 Chipotle Mexican Grill, Inc.
m
628,866
14,169 Clarus Corporation 129,505
21,106 Cooper-Standard Holdings, Inc.
m
300,972
2,596 Crocs, Inc.
m
291,894
4,606 D.R. Horton, Inc. 560,504
2,520 Darden Restaurants, Inc. 421,042
1,655 Domino's Pizza, Inc. 557,718
17,021 Everi Holdings, Inc.
m
246,124
14,117 Ford Motor Company 213,590
11,196 General Motors Company 431,718
1,682 Grand Canyon Education, Inc.
m
173,599
2,205 Hilton Worldwide Holdings, Inc. 320,938
4,146 Home Depot, Inc. 1,287,913
3,562 Lowe's Companies, Inc. 803,943
834 Lululemon Athletica, Inc.
m
315,669
243 Marriott International, Inc./MD 44,637
1,620 McDonald's Corporation 483,424
1,091 Meritage Homes Corporation 155,217
126 NVR, Inc.
m
800,178
444 O'Reilly Automotive, Inc.
m
424,153
186 Oxford Industries, Inc. 18,306
3,388 Papa John's International, Inc. 250,136
6,948 Skyline Champion Corporation
m
454,747

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (15.1%) Value
Consumer Discretionary (1.7%) - continued
24,908 Sonos, Inc.
m
$ 406,748
5,207 Sony Group Corporation ADR 468,838
15,540 Stoneridge, Inc.
m
292,929
5,658 Tesla, Inc.
m
1,481,095
42,144 ThredUp, Inc.
m
102,831
99 Travel + Leisure Company 3,994
128 Ulta Beauty, Inc.
m
60,236
Total 17,740,723
Consumer Staples (0.8%)
6,985 Altria Group, Inc. 316,421
6,545 BJ's Wholesale Club Holdings,
Inc.
m
412,400
1,597 Casey's General Stores, Inc. 389,476
1,983 Coca-Cola Company 119,416
3,690 Colgate-Palmolive Company 284,278
33,583 Coty, Inc.
m
412,735
676 Edgewell Personal Care Company 27,926
3,440 Hormel Foods Corporation 138,357
3,443 John B. Sanfilippo & Son, Inc. 403,761
5,014 Lamb Weston Holdings, Inc. 576,359
5,215 Mondelez International, Inc. 380,382
134 PepsiCo, Inc. 24,819
12,170 Philip Morris International, Inc. 1,188,035
24,251 Primo Water Corporation 304,108
2,367 Procter & Gamble Company 359,169
6,488 Sysco Corporation 481,410
9,298 Turning Point Brands, Inc. 223,245
6,561 Tyson Foods, Inc. 334,873
5,687 US Foods Holding Corporation
m
250,228
8,674 Walmart, Inc. 1,363,379
Total 7,990,777
Energy (0.7%)
14,643 BP plc ADR 516,751
798 Cheniere Energy, Inc. 121,583
4,194 Chesapeake Energy Corporation 350,954
694 Chevron Corporation 109,201
6,776 ConocoPhillips 702,061
13,305 Devon Energy Corporation 643,164
20,197 Enterprise Products Partners, LP 532,191
8,420 Exxon Mobil Corporation 903,045
22,665 Halliburton Company 747,718
1,082 International Seaways, Inc. 41,376
6,130 Marathon Petroleum Corporation 714,758
33,873 NOV, Inc. 543,323
12,512 Permian Resources Corporation 137,132
121 Phillips 66 11,541
5,709 Pioneer Natural Resources
Company 1,182,791
9,343 TechnipFMC plc
m
155,281
2,085 Valero Energy Corporation 244,570
1,217 Viper Energy Partners, LP 32,652
Total 7,690,092
Financials (2.2%)
28,656 Ally Financial, Inc. 773,999
2,172 American Express Company 378,362
6,811 American International Group, Inc. 391,905
1,961 Ameriprise Financial, Inc. 651,366
9,068 Arch Capital Group, Ltd.
m
678,740
28,708 Bank of America Corporation 823,633
151 Bank of Marin Bancorp 2,668
7,921 Bank of N.T. Butterfield & Son, Ltd. 216,719
Shares Common Stock (15.1%) Value
Financials (2.2%) - continued
9,988 Bank of New York Mellon
Corporation $ 444,666
2,136 Berkshire Hathaway, Inc.
m
728,376
2,200 BlackRock TCP Capital
Corporation 24,002
293 BlackRock, Inc. 202,504
4,284 Blackstone Mortgage Trust, Inc. 89,150
18,529 Bridgewater Bancshares, Inc.
m
182,511
10,300 Byline Bancorp, Inc. 186,327
2,876 Capital One Financial Corporation 314,548
8,362 Carlyle Group, Inc. 267,166
935 Cboe Global Markets, Inc. 129,039
2,248 Central Pacific Financial
Corporation 35,316
5,043 Charles Schwab Corporation 285,837
3,170 Chubb, Ltd. 610,415
2,836 Citigroup, Inc. 130,569
183 Citizens Financial Group, Inc. 4,773
12,265 Columbia Banking System, Inc. 248,734
7,019 Comerica, Inc. 297,325
925 Community Trust Bancorp, Inc. 32,902
448 ConnectOne Bancorp, Inc. 7,432
1,329 Customers Bancorp, Inc.
m
40,216
635 Dime Community Bancshares, Inc. 11,195
2,618 Discover Financial Services 305,913
204 Eagle Bancorp, Inc. 4,317
1,643 Ellington Residential Mortgage
REIT 11,846
2,175 Encore Capital Group, Inc.
m
105,749
1,287 Enterprise Financial Services
Corporation 50,322
6,518 Federated Hermes, Inc. 233,670
267 Financial Institutions, Inc. 4,203
378 First Foundation, Inc. 1,501
209 First Mid-Illinois Bancshares, Inc. 5,045
1,441 Fiserv, Inc.
m
181,782
952 FS KKR Capital Corporation 18,259
4,519 Glacier Bancorp, Inc. 140,857
1,900 Golub Capital BDC, Inc. 25,650
727 Great Southern Bancorp, Inc. 36,881
2,490 Hanmi Financial Corporation 37,176
10,323 Heartland Financial USA, Inc. 287,702
379 Heritage Financial Corporation 6,128
765 Hometrust Bancshares, Inc. 15,981
3,779 Hope Bancorp, Inc. 31,819
4,209 Houlihan Lokey, Inc. 413,787
404 Independent Bank Corporation/MI 6,852
6,246 Intercontinental Exchange, Inc. 706,298
11,118 J.P. Morgan Chase & Company 1,617,002
1,591 Janus Henderson Group plc 43,355
2,972 Kinsale Capital Group, Inc. 1,112,122
2,107 Loews Corporation 125,114
2,932 M&T Bank Corporation 362,864
355 Marsh & McLennan Companies,
Inc. 66,768
3,966 Mastercard, Inc. 1,559,828
5,551 MetLife, Inc. 313,798
339 Metropolitan Bank Holding
Corporation
m
11,773
4,401 MGIC Investment Corporation 69,492
1,559 MidWestOne Financial Group, Inc. 33,316
3,482 Morgan Stanley 297,363
90 Mr. Cooper Group, Inc.
m
4,558
5,574 Nasdaq, Inc. 277,864

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (15.1%) Value
Financials (2.2%) - continued
8,761 New York Community Bancorp,
Inc.
h
$ 98,474
582 NMI Holdings, Inc.
m
15,027
14,955 PayPal Holdings, Inc.
m
997,947
112 PNC Financial Services Group,
Inc. 14,106
624 Popular, Inc. 37,764
13,143 Radian Group, Inc. 332,255
6,523 Raymond James Financial, Inc. 676,892
4,070 RLI Corporation 555,433
1,211 S&P Global, Inc. 485,478
6,461 Seacoast Banking Corporation of
Florida 142,788
1,051 Synovus Financial Corporation 31,793
1,016 TPG, Inc. 29,728
5,725 Triumph Financial, Inc.
m
347,622
154 Truist Financial Corporation 4,674
323 TrustCo Bank Corporation NY 9,241
237 U.S. Bancorp 7,830
357 Visa, Inc. 84,780
7,109 Voya Financial, Inc. 509,786
24,749 Wells Fargo & Company 1,056,287
16,157 Western Alliance Bancorp 589,246
5,610 Western Union Company 65,805
11,222 Zions Bancorp NA 301,423
Total 23,111,729
Health Care (2.0%)
4,622 Abbott Laboratories 503,890
2,345 ACADIA Pharmaceuticals, Inc.
m
56,163
2,210 Agilent Technologies, Inc. 265,752
11,147 Agiliti, Inc.
m
183,925
1,875 Align Technology, Inc.
m
663,075
2,186 Alkermes plc
m
68,422
584 AmerisourceBergen Corporation 112,379
791 Amgen, Inc. 175,618
3,412 AstraZeneca plc ADR 244,197
13,289 Avantor, Inc.
m
272,956
1,206 Azenta, Inc.
m
56,296
8,276 Baxter International, Inc. 377,055
1,399 Biogen, Inc.
m
398,505
161 Bio-Rad Laboratories, Inc.
m
61,038
3,496 Bio-Techne Corporation 285,378
271 Bristol-Myers Squibb Company 17,330
5,419 Centene Corporation
m
365,512
1,987 Cigna Group 557,552
3,612 CVS Health Corporation 249,698
2,543 Danaher Corporation 610,320
2,692 Dexcom, Inc.
m
345,949
5,021 Edwards Lifesciences
Corporation
m
473,631
1,344 Elevance Health, Inc. 597,126
143 Eli Lilly & Company 67,064
303 Enanta Pharmaceuticals, Inc.
m
6,484
8,746 Enovis Corporation
m
560,794
7,291 Gilead Sciences, Inc. 561,917
11,022 Halozyme Therapeutics, Inc.
m
397,564
1,464 HCA Healthcare, Inc. 444,295
2,253 Hologic, Inc.
m
182,425
1,254 Insulet Corporation
m
361,578
1,635 Intuitive Surgical, Inc.
m
559,072
6,985 Ionis Pharmaceuticals, Inc.
m
286,595
7,483 Johnson & Johnson 1,238,586
3,082 Laboratory Corporation of America
Holdings 743,779
Shares Common Stock (15.1%) Value
Health Care (2.0%) - continued
2,599 Lantheus Holdings, Inc.
m
$ 218,108
29,553 Maravai LifeSciences Holdings,
Inc.
m
367,344
624 Medpace Holdings, Inc.
m
149,866
11,912 Medtronic plc 1,049,447
12,130 Merck & Company, Inc. 1,399,681
192 Moderna, Inc.
m
23,328
1,094 Molina Healthcare, Inc.
m
329,557
1,108 Novo Nordisk AS ADR 179,308
13,591 Pfizer, Inc. 498,518
6,909 Progyny, Inc.
m
271,800
1,468 QuidelOrtho Corporation
m
121,638
7,748 R1 RCM, Inc.
m
142,951
286 Regeneron Pharmaceuticals, Inc.
m
205,502
13,289 Revance Therapeutics, Inc.
m
336,345
7,088 Stevanato Group SPA 229,509
1,129 Thermo Fisher Scientific, Inc. 589,056
2,274 UnitedHealth Group, Inc. 1,092,975
404 Vertex Pharmaceuticals, Inc.
m
142,172
17,610 Viatris, Inc. 175,748
24,749 Viemed Healthcare, Inc.
m
242,045
1,092 Waters Corporation
m
291,062
3,459 Zimmer Biomet Holdings, Inc. 503,630
3,023 Zoetis, Inc. 520,591
Total 21,432,101
Industrials (2.1%)
1,348 3M Company 134,921
506 Acuity Brands, Inc. 82,518
4,935 Advanced Drainage Systems, Inc. 561,504
12,978 Air Lease Corporation 543,129
8,140 American Airlines Group, Inc.
m
146,032
4,235 AMETEK, Inc. 685,562
503 Armstrong World Industries, Inc. 36,950
5,722 ASGN, Inc.
m
432,755
19,991 Badger Infrastructure Solutions,
Ltd. 405,932
9,406 Barnes Group, Inc. 396,839
762 Builders FirstSource, Inc.
m
103,632
988 Carlisle Companies, Inc. 253,452
191 Caterpillar, Inc. 46,996
5,203 Cimpress plc
m
309,474
1,100 Cintas Corporation 546,788
27,163 CNH Industrial NV 391,147
2,332 Crane Company 207,828
2,332 Crane NXT Company 131,618
26,625 CSX Corporation 907,912
1,176 Curtiss-Wright Corporation 215,984
390 Deere & Company 158,024
11,741 Delta Air Lines, Inc.
m
558,167
726 Eaton Corporation plc 145,999
1,882 Expeditors International of
Washington, Inc. 227,967
11,986 Fastenal Company 707,054
1,568 Ferguson plc 246,662
9,563 Fluor Corporation
m
283,065
7,185 Forward Air Corporation 762,400
1,833 FTI Consulting, Inc.
m
348,637
1,829 General Dynamics Corporation 393,509
474 Gibraltar Industries, Inc.
m
29,824
117 Gorman-Rupp Company 3,373
7,175 Greenbrier Companies, Inc. 309,242
8,380 Helios Technologies, Inc. 553,834
1,498 Honeywell International, Inc. 310,835
10,721 Howmet Aerospace, Inc. 531,333

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (15.1%) Value
Industrials (2.1%) - continued
251 Hubbell, Inc. $ 83,222
27,639 Janus International Group, Inc.
m
294,632
5,763 Johnson Controls International plc 392,691
650 Kaman Corporation 15,815
1,558 L3Harris Technologies, Inc. 305,010
2,623 Lincoln Electric Holdings, Inc. 521,006
5,512 ManpowerGroup, Inc. 437,653
5,260 Maximus, Inc. 444,523
7,324 Miller Industries, Inc. 259,782
2,086 Moog, Inc. 226,185
841 Northrop Grumman Corporation 383,328
1,741 Old Dominion Freight Line, Inc. 643,735
914 Oshkosh Corporation 79,143
636 Owens Corning, Inc. 82,998
2,355 Parker-Hannifin Corporation 918,544
212 Paycom Software, Inc. 68,103
3,562 Pentair plc 230,105
3,321 Quanta Services, Inc. 652,410
5,572 RB Global, Inc. 334,320
10,074 Schneider National, Inc. 289,325
4,508 Tennant Company 365,644
7,832 Timken Company 716,863
659 TriNet Group, Inc.
m
62,585
15,657 Uber Technologies, Inc.
m
675,913
1,527 Union Pacific Corporation 312,455
3,682 United Parcel Service, Inc. 659,999
2,652 United Rentals, Inc. 1,181,121
Total 22,748,008
Information Technology (3.1%)
2,007 Adobe, Inc.
m
981,403
3,338 Advanced Micro Devices, Inc.
m
380,232
2,571 Amphenol Corporation 218,406
1,120 ANSYS, Inc.
m
369,902
23,080 Apple, Inc. 4,476,828
3,263 Applied Materials, Inc. 471,634
1,995 Autodesk, Inc.
m
408,197
1,782 BILL Holdings, Inc.
m
208,227
68 Broadcom, Inc. 58,985
470 Cadence Design Systems, Inc.
m
110,224
2,751 Calix, Inc.
m
137,302
11,341 Ciena Corporation
m
481,879
31,868 Cisco Systems, Inc. 1,648,850
8,635 Cohu, Inc.
m
358,871
3,665 DocuSign, Inc.
m
187,245
22,397 Dropbox, Inc.
m
597,328
1,950 FormFactor, Inc.
m
66,729
4,725 Fortinet, Inc.
m
357,163
5,099 Gen Digital, Inc. 94,586
19,073 Gilat Satellite Networks, Ltd.
m
118,825
4,036 Guidewire Software, Inc.
m
307,059
1,018 Insight Enterprises, Inc.
m
148,974
831 InterDigital, Inc. 80,233
6,735 Juniper Networks, Inc. 211,008
205 KLA Corporation 99,429
20,460 Knowles Corporation
m
369,508
206 Lam Research Corporation 132,429
1,181 Littelfuse, Inc. 344,037
6,294 Microchip Technology, Inc. 563,879
19,434 Microsoft Corporation 6,618,054
1,911 NICE, Ltd. ADR
m
394,622
6,268 NVIDIA Corporation 2,651,489
4,809 ON Semiconductor Corporation
m
454,835
4,519 Plexus Corporation
m
443,947
11,426 QUALCOMM, Inc. 1,360,151
Shares Common Stock (15.1%) Value
Information Technology (3.1%) - continued
298 Roper Industries, Inc. $ 143,278
4,983 Salesforce, Inc.
m
1,052,709
12,656 Samsung Electronics Company,
Ltd. 696,881
1,331 ServiceNow, Inc.
m
747,982
1,279 Skyworks Solutions, Inc. 141,573
4,172 Splunk, Inc.
m
442,608
4,860 Sprout Social, Inc.
m
224,338
6,518 Texas Instruments, Inc. 1,173,370
5,563 Trimble, Inc.
m
294,505
51,624 TTM Technologies, Inc.
m
717,574
758 Tyler Technologies, Inc.
m
315,684
860 Universal Display Corporation 123,952
828 VeriSign, Inc.
m
187,103
1,492 Western Digital Corporation
m
56,592
5,855 Wolfspeed, Inc.
h,m
325,479
3,696 Workiva, Inc.
m
375,735
218 Zoom Video Communications,
Inc.
m
14,798
Total 32,946,631
Materials (0.7%)
1,215 Allegheny Technologies, Inc.
m
53,739
1,509 AptarGroup, Inc. 174,833
13,701 Axalta Coating Systems, Ltd.
m
449,530
9,282 Ball Corporation 540,305
2,197 Berry Plastics Group, Inc. 141,355
4,348 Carpenter Technology Corporation 244,053
7,285 CF Industries Holdings, Inc. 505,725
159 Eagle Materials, Inc. 29,641
3,941 Eastman Chemical Company 329,941
7,300 Ingevity Corporation
m
424,568
25,171 Ivanhoe Mines, Ltd.
m
229,907
905 Linde plc 344,877
2,589 LyondellBasell Industries NV 237,748
4,875 Nucor Corporation 799,402
4,734 PPG Industries, Inc. 702,052
2,321 SSR Mining, Inc. 32,912
5,940 Steel Dynamics, Inc. 647,044
25,040 Tronox Holdings plc 318,258
2,709 United States Lime & Minerals, Inc. 565,883
1,199 Vulcan Materials Company 270,303
Total 7,042,076
Real Estate (0.4%)
5,547 Agree Realty Corporation 362,718
2,393 Alexandria Real Estate Equities,
Inc. 271,582
1,052 AvalonBay Communities, Inc. 199,112
1,990 Camden Property Trust 216,651
2,615 CBRE Group, Inc.
m
211,057
43,034 Cushman and Wakefield plc
m
352,018
2,640 Digital Realty Trust, Inc. 300,617
1,705 Equity Commonwealth 34,543
1,193 Equity Residential 78,702
203 Extra Space Storage, Inc. 30,217
29,889 Healthcare Realty Trust, Inc. 563,707
22,189 Host Hotels & Resorts, Inc. 373,441
15,514 Independence Realty Trust, Inc. 282,665
1,638 Kite Realty Group Trust 36,593
268 Mid-America Apartment
Communities, Inc. 40,698
12,547 National Storage Affiliates Trust 437,012
944 NNN REIT, Inc. 40,394

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (15.1%) Value
Real Estate (0.4%) - continued
2,113 Public Storage, Inc. $ 616,742
1,428 SBA Communications Corporation 330,953
Total 4,779,422
Utilities (0.4%)
6,929 Alliant Energy Corporation 363,634
2,036 Black Hills Corporation 122,689
11,812 CenterPoint Energy, Inc. 344,320
6,058 Constellation Energy Corporation 554,610
3,953 Duke Energy Corporation 354,742
7,449 Entergy Corporation 725,309
3,537 Evergy, Inc. 206,632
18,547 NiSource, Inc. 507,261
2,390 NorthWestern Corporation 135,656
683 OGE Energy Corporation 24,527
4,945 Portland General Electric
Company 231,574
5,385 Public Service Enterprise Group,
Inc. 337,155
3,429 Sempra Energy 499,228
3,285 Spire, Inc. 208,400
Total 4,615,737
Total Common Stock
(cost $123,033,119) 160,767,518
Shares
Registered Investment
Companies ( 9.6% ) Value
U.S. Affiliated  (8.7%)
10,588,227 Thrivent Core Emerging Markets
Debt Fund 81,211,704
1,131,245 Thrivent Core International Equity
Fund 11,108,830
Total 92,320,534
U.S. Unaffiliated  (0.9%)
90,022 Aberdeen Asia-Pacific Income
Fund, Inc. 243,059
35,650 AllianceBernstein Global High
Income Fund, Inc. 355,074
42,550 Allspring Income Opportunities
Fund 274,448
15,262 BlackRock Core Bond Trust 162,388
38,685 BlackRock Corporate High Yield
Fund, Inc. 345,070
31,155 BlackRock Credit Allocation
Income Trust 316,223
8,630 BlackRock Debt Strategies Fund,
Inc. 84,488
28,892 BlackRock Enhanced Global
Dividend Trust 290,942
7,900 BlackRock Enhanced International
Dividend Trust 42,976
2,050 BlackRock Floating Rate Income
Strategies Fund, Inc. 25,031
5,466 BlackRock Income Trust, Inc. 66,521
18,318 BlackRock Multi-Sector Income
Trust 263,230
24,550 Blackstone Strategic Credit 2027
Term Fund 268,332
34,123 Eaton Vance Limited Duration
Income Fund 319,391
2,410 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 19,087
Shares
Registered Investment
Companies (9.6%) Value
U.S. Unaffiliated  (0.9%)- continued
25,523 First Trust High Income Long/Short
Fund $ 291,983
9,744 Invesco Dynamic Credit
Opportunities Fund
e,m
102,010
50,000 Invesco Preferred ETF 568,500
28,000 iShares Preferred and Income
Securities ETF
h
866,040
69,550 Nuveen Credit Strategies Income
Fund 351,228
10,350 Nuveen Preferred Income
Opportunities Fund 67,068
15,000 Nuveen Quality Preferred Income
Fund II 95,700
30,982 PGIM Global High Yield Fund, Inc. 339,873
28,708 PGIM High Yield Bond Fund, Inc. 356,553
13,027 Pimco Dynamic Income Fund 244,256
3,117 Tri-Continental Corporation 85,468
6,700 Vanguard Intermediate-Term
Corporate Bond ETF 529,501
26,278 Vanguard Short-Term Corporate
Bond ETF 1,988,193
13,600 Virtus Convertible & Income Fund 47,328
19,603 Virtus Dividend, Interest &
Premium Strategy Fund 239,353
4,200 Virtus Equity & Convertible Income
Fund 88,830
43,294 Voya Global Equity Dividend &
Premium Opportunity Fund 222,531
65,835 Western Asset High Income
Opportunity Fund, Inc. 248,856
Total 9,809,531
Total Registered Investment
Companies (cost $122,839,515) 102,130,065
Shares Preferred Stock ( 1.3% ) Value
Communications Services (0.2%)
35,275 AT&T, Inc., 4.750%
i
743,597
17,200 CenterPoint Energy, Inc.,
Convertible, 3.369% 625,048
7,184 Paramount Global, Convertible,
5.750% 162,789
15,250 Telephone and Data Systems, Inc.,
6.000%
i
209,535
Total 1,740,969
Energy (<0.1%)
15,460 Crestwood Equity Partners, LP,
9.250%
i
142,232
6,975 Energy Transfer, LP, 7.600%
b,i
170,051
6,317 Nustar Logistics, LP, 11.994%
b
159,820
1,110 UGI Corporation, Convertible,
7.250% 73,726
Total 545,829
Financials (0.8%)
10,000 Aegon Funding Corporation II,
5.100% 212,100
20,000 Allstate Corporation, 5.100%
i
440,000
28,275 Bank of America Corporation,
4.250%
i
528,742
840 Bank of America Corporation,
Convertible, 7.250%
i
984,329

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Preferred Stock (1.3%) Value
Financials (0.8%) - continued
19,925 Capital One Financial Corporation,
5.000%
i
$ 387,143
9,000 Equitable Holdings, Inc., 5.250%
i
179,910
585 First Horizon Bank, 6.061%
*,b,i
371,288
23,000 J.P. Morgan Chase & Company,
4.200%
i
443,670
16,250 J.P. Morgan Chase & Company,
4.750%
i
348,237
15,950 KeyCorp, 6.200%
b,i
304,326
14,776 KKR & Company, Inc.,
Convertible, 6.000% 976,694
13,050 Morgan Stanley, 4.250%
i
242,730
10,400 Morgan Stanley, 5.850%
b,i
244,504
13,084 Morgan Stanley, 7.125%
b,i
328,932
23,525 Public Storage, 4.125%
i
468,147
5,025 Public Storage, 4.625%
i
110,701
1,275 Public Storage, 4.700%
i
28,700
3,900 Regions Financial Corporation,
5.700%
b,i
79,755
3,500 Synovus Financial Corporation,
5.875%
b,i
72,275
11,200 Truist Financial Corporation,
4.750%
i
224,896
13,100 U.S. Bancorp, 4.000%
i
220,473
21,000 Wells Fargo & Company, 4.250%
i
358,260
919 Wells Fargo & Company,
Convertible, 7.500%
i
1,058,688
Total 8,614,500
Utilities (0.3%)
10,420 AES Corporation, Convertible,
6.875% 850,480
23,000 CMS Energy Corporation, 4.200%
i
416,990
14,843 NextEra Energy, Inc., Convertible,
6.926%
h
672,240
2,799 NiSource, Inc., Convertible,
7.750% 284,798
25,600 Southern Company, 4.950% 588,032
Total 2,812,540
Total Preferred Stock
(cost $16,090,834) 13,713,838
Shares
Collateral Held for Securities
Loaned ( 1.1% ) Value
12,335,692 Thrivent Cash Management Trust 12,335,692
Total Collateral Held for
Securities Loaned
(cost $12,335,692) 12,335,692
Shares or
Principal
Amount Short-Term Investments ( 7.8% ) Value
Federal Home Loan Bank Discount
Notes
100,000 5.160%, 8/16/2023
n,o
99,406
900,000 4.870%, 8/18/2023
n,o
894,407
2,400,000 5.090%, 9/13/2023
n,o
2,376,423
500,000 5.120%, 9/19/2023
n,o
494,681
Federal National Mortgage
Association Discount Notes
2,500,000 4.860%, 9/18/2023
n,o
2,473,744
Shares or
Principal
Amount Short-Term Investments (7.8%) Value
Thrivent Core Short-Term Reserve
Fund
7,591,932 5.460% $ 75,919,321
U.S. Treasury Bills
500,000 5.083%, 8/3/2023
n,p
497,798
400,000 5.119%, 8/17/2023
n,q
397,419
Total Short-Term Investments
(cost $83,137,545) 83,153,199
Total Investments (cost
$1,131,438,740) 104.1% $1,107,111,655
Other Assets and Liabilities, Net
(4.1%) (44,070,007)
Total Net Assets 100.0% $1,063,041,648
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
June 30, 2023. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c All or a portion of the loan is unfunded.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2023, the value of these investments was $216,311,936 or 20.3%
of total net assets.
g Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
June 30, 2023.
h All or a portion of the security is on loan.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
k All or a portion of the security is insured or guaranteed.
l Defaulted security.  Interest is not being accrued.
m Non-income producing security.
n The interest rate shown reflects the yield.
o All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
p All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
q At June 30, 2023, $119,226 of investments were segregated
to cover exposure to a counterparty for margin on open
mortgage-backed security transactions.

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Diversified
Income Plus Fund as of June 30, 2023 was $376,887 or
0.04% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of June 30, 2023.
Security
Acquisition
Date Cost
Credit Suisse Group AG,
12/29/2049 12/4/2013 $ 150,000
First Horizon Bank, 6.061%,
3/5/2019 6/21/2017 440,212
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Diversified Income Plus
Fund as of June 30, 2023:
Securities Lending Transactions
Long-Term Fixed Income $ 11,228,062
Common Stock 755,702
Total lending $11,983,764
Gross amount payable upon return of
collateral for securities loaned $12,335,692
Net amounts due to counterparty $351,928
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
LIBOR 6M - ICE Libor USD Rate 6 Month
PRIME - Federal Reserve Prime Loan Rate
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRRATE - Secured Overnight Financing Rate
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
TSFR6M - CME Term SOFR 6 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 52,992,147
Gross unrealized depreciation (80,274,492)
Net unrealized appreciation (depreciation) $ (27,282,345)
Cost for federal income tax purposes $ 1,135,390,542

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2023, in valuing Diversified Income Plus Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 2,710,457 – 2,710,457 –
Capital Goods 7,730,549 – 7,730,549 –
Communications Services 10,761,231 – 10,761,231 –
Consumer Cyclical 13,866,433 – 13,866,433 –
Consumer Non-Cyclical 10,100,667 – 10,100,667 –
Energy 1,722,867 – 1,722,867 –
Financials 5,571,927 – 5,571,927 –
Technology 14,685,292 – 14,311,772 373,520
Transportation 4,246,865 – 4,246,865 –
Utilities 561,696 – 561,696 –
Long-Term Fixed Income
Asset-Backed Securities 59,415,429 – 58,915,449 499,980
Basic Materials 11,245,803 – 11,245,803 –
Capital Goods 23,929,863 – 23,929,863 –
Collateralized Mortgage Obligations 49,798,861 – 49,798,861 –
Commercial Mortgage-Backed Securities 7,017,207 – 7,017,207 –
Communications Services 24,033,643 – 24,033,643 –
Consumer Cyclical 39,939,286 – 39,939,286 –
Consumer Non-Cyclical 32,314,904 – 32,314,904 –
Energy 28,142,374 – 28,142,374 –
Financials 80,420,938 – 80,420,938 –
Foreign Government 197,114 – 197,114 –
Mortgage-Backed Securities 223,425,821 – 223,425,821 –
Technology 23,988,806 – 23,988,806 –
Transportation 9,114,140 – 9,114,140 –
U.S. Government & Agencies 33,403,325 – 33,403,325 –
Utilities 16,665,845 – 16,665,845 –
Common Stock
Communications Services 10,670,222 10,623,700 46,522 –
Consumer Discretionary 17,740,723 17,740,723 – –
Consumer Staples 7,990,777 7,990,777 – –
Energy 7,690,092 7,690,092 – –
Financials 23,111,729 23,111,729 – –
Health Care 21,432,101 21,432,101 – –
Industrials 22,748,008 22,342,076 405,932 –
Information Technology 32,946,631 32,249,750 696,881 –
Materials 7,042,076 6,812,169 229,907 –
Real Estate 4,779,422 4,779,422 – –
Utilities 4,615,737 4,615,737 – –
Preferred Stock
Communications Services 1,740,969 1,115,921 625,048 –
Energy 545,829 545,829 – –
Financials 8,614,500 8,243,212 371,288 –
Utilities 2,812,540 2,812,540 – –
Registered Investment Companies
U.S. Unaffiliated 9,809,531 9,707,521 – 102,010
Short-Term Investments 7,233,878 – 7,233,878 –
Subtotal Investments in Securities $926,536,108 $181,813,299 $743,747,299 $975,510
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 92,320,534
Affiliated Short-Term Investments 75,919,321
Collateral Held for Securities Loaned 12,335,692
Subtotal Other Investments $180,575,547
Total Investments at Value $1,107,111,655
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table is a summary of the inputs used, as of June 30, 2023, in valuing Diversified Income Plus Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 1,734,021 1,734,021 – –
Total Asset Derivatives $1,734,021 $1,734,021 $– $–
Liability Derivatives
Futures Contracts 586,627 586,627 – –
Credit Default Swaps 150,852 – 150,852 –
Total Liability Derivatives $737,479 $586,627 $150,852 $–
The following table presents Diversified Income Plus Fund's futures contracts held as of June 30, 2023. Investments and/or cash totaling
$6,338,660 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 9 September 2023 $ 1,029,681 ( $ 19,291)
CBOT U.S. Long Bond 216 September 2023 27,468,050 (56,300)
CME E-mini S&P 500 Index 168 September 2023 36,475,735 1,225,565
CME E-mini S&P Mid-Cap 400 Index 8 September 2023 2,066,362 48,918
CME Ultra Long Term U.S. Treasury Bond 225 September 2023 30,366,869 282,350
ICE mini MSCI EAFE Index 200 September 2023 21,377,812 177,188
ICE US mini MSCI Emerging Markets Index 58 September 2023 2,924,796 (30,886)
Ultra 10-Yr. U.S. Treasury Note 33 September 2023 3,956,482 (48,045)
Total Futures Long Contracts $ 125,665,787 $ 1,579,499
CME E-mini Russell 2000 Index (252) September 2023 ( $ 23,959,211) ( $ 27,409)
CME Euro Foreign Exchange Currency (80) September 2023 (10,832,491) (120,508)
Eurex Euro STOXX 50 Index (231) September 2023 (10,892,500) (284,188)
Total Futures Short Contracts ( $ 45,684,202) ($432,105)
Total Futures Contracts $ 79,981,585 $1,147,394

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents Diversified Income Plus Fund's swaps contracts held as of June 30, 2023. Investments totaling $497,798 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 40, 5 Year, at 5.00%, Quarterly Buy 6/20/2028 $ 5,835,000 $ – ( $ 150,852) ( $ 150,852)
Total Credit Default Swaps $– ($150,852) ($150,852)
1 As the buyer of protection, Diversified Income Plus Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Diversified Income Plus Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Diversified Income Plus Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2023, for Diversified Income Plus
Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the
Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 1,451,671
Total Equity Contracts 1,451,671
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 282,350
Total Interest Rate Contracts 282,350
Total Asset Derivatives $1,734,021
Liability Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 120,508
Total Foreign Exchange Contracts 120,508
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 123,636
Total Interest Rate Contracts 123,636
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 342,483
Total Equity Contracts 342,483
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 150,852
Total Credit Contracts 150,852
Total Liability Derivatives $737,479
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2023, for
Diversified Income Plus Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Options Written Net realized gains/(losses) on Written option contracts 169,016
Futures Net realized gains/(losses) on Futures contracts (761,390)
Total Interest Rate Contracts (592,374)
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 2,357,276
Total Equity Contracts 2,357,276
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts 219,468
Total Foreign Exchange Contracts 219,468
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements (556,190)
Total Credit Contracts (556,190)
Total $1,428,180
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2023, for Diversified Income Plus Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (120,508)
Total Foreign Exchange Contracts (120,508)
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 1,407,410
Total Equity Contracts 1,407,410
Interest Rate Contracts
Options Written Change in net unrealized appreciation/(depreciation) on Written option contracts (95,970)
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 57,070
Total Interest Rate Contracts (38,900)
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 343,330
Total Credit Contracts 343,330
Total $1,591,332
The following table presents Diversified Income Plus Fund's average volume of derivative activity during the period ended June 30, 2023.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $45,816,374
Futures - Short (29,620,121)
Interest Rate Contracts
Futures - Long 62,978,159
Futures - Short (12,807,942)
Options Written (9,557,936)
Foreign Exchange Contracts
Futures - Short (4,338,039)
Credit Contracts
Credit Default Swaps - Buy Protection (128,910)

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Diversified Income Plus
Fund, is as follows:
Fund
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
6/30/2023
Shares Held at
6/30/2023
% of Net
Assets
6/30/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $91,053 $ 2,441 $13,300 $81,212 10,588 7.7%
Core International Equity 23,318 – 14,000 11,109 1,131 1.0
Total U.S. Affiliated Registered Investment
Companies 114,371 92,321 8.7
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.460% 99,203 194,657 217,941 75,919 7,592 7.1
Total Affiliated Short-Term Investments 99,203 75,919 7.1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   19,586 112,042 119,292 12,336 12,336 1.1
Total Collateral Held for Securities Loaned 19,586 12,336 1.1
Total Value $233,160 $180,576
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
1/1/2023
- 6/30/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($3,806) $4,824 $– $2,440
Core International Equity (366) 2,157 – –
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.460% 2 (2) – 1,869
Total Income/Non Income Cash from Affiliated Investments $4,309
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 107
Total Affiliated Income from Securities Loaned, Net $107
Total ($4,170) $6,979 $–

Multidimensional Income Fund
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 73 .2% ) Value
Basic Materials (1.8%)
ATI, Inc., Convertible
$ 13,000 3.500%,  6/15/2025 $ 37,635
Cascades, Inc./Cascades USA,
Inc.
40,000 5.125%,  1/15/2026
a
38,223
Chemours Company
60,000 5.750%,  11/15/2028
a
55,133
Cleveland-Cliffs, Inc.
50,000 5.875%,  6/1/2027 48,799
40,000 4.625%,  3/1/2029
a,b
36,026
Consolidated Energy Finance SA
113,000 5.625%,  10/15/2028
a
96,073
First Quantum Minerals, Ltd.
104,000 6.875%,  10/15/2027
a
101,452
Hecla Mining Company
25,000 7.250%,  2/15/2028 24,774
Hudbay Minerals, Inc.
45,000 4.500%,  4/1/2026
a
41,901
Illumina, Inc.
38,000 9.000%,  7/1/2028
a
33,112
Methanex Corporation
59,000 4.250%,  12/1/2024 57,492
Novelis Corporation
35,000 3.250%,  11/15/2026
a
31,681
20,000 4.750%,  1/30/2030
a
17,774
15,000 3.875%,  8/15/2031
a
12,339
Olin Corporation
56,000 5.125%,  9/15/2027 53,403
25,000 5.625%,  8/1/2029 24,100
Peabody Energy Corporation,
Convertible
12,000 3.250%,  3/1/2028 16,116
SCIL IV, LLC/SCIL USA Holdings,
LLC
48,000 5.375%,  11/1/2026
a
43,759
SPCM SA
50,000 3.375%,  3/15/2030
a
41,593
SunCoke Energy, Inc.
56,000 4.875%,  6/30/2029
a
47,032
Taseko Mines, Ltd.
42,000 7.000%,  2/15/2026
a
38,280
Unifrax Escrow Issuer Corporation
44,000 5.250%,  9/30/2028
a
31,765
United States Steel Corporation
63,000 6.875%,  3/1/2029 62,315
United States Steel Corporation,
Convertible
14,000 5.000%,  11/1/2026 27,363
Total 1,018,140
Capital Goods (4.2%)
Advanced Drainage Systems, Inc.
54,000 6.375%,  6/15/2030
a
53,421
AECOM
90,000 5.125%,  3/15/2027 87,081
Amsted Industries, Inc.
65,000 5.625%,  7/1/2027
a
62,867
15,000 4.625%,  5/15/2030
a
13,379
ARD Finance SA
20,000 6.500%,  6/30/2027
a
16,203
Principal
Amount Long-Term Fixed Income (73.2%) Value
Capital Goods (4.2%) - continued
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
$ 50,000 5.250%,  8/15/2027
a
$ 42,354
37,000 5.250%,  8/15/2027
a
31,342
Bombardier, Inc.
48,000 7.875%,  4/15/2027
a
47,876
70,000 6.000%,  2/15/2028
a
66,157
Builders FirstSource, Inc.
25,000 5.000%,  3/1/2030
a
23,375
Canpack SA/Canpack US, LLC
95,000 3.125%,  11/1/2025
a
86,912
Chart Industries, Inc.
53,000 7.500%,  1/1/2030
a
54,073
Chart Industries, Inc., Convertible
12,000 1.000%,  11/15/2024 32,898
Clean Harbors, Inc.
35,000 6.375%,  2/1/2031
a
35,219
Clydesdale Acquisition Holdings,
Inc.
8,000 6.625%,  4/15/2029
a
7,630
17,000 8.750%,  4/15/2030
a
15,006
Cornerstone Building Brands, Inc.
43,000 6.125%,  1/15/2029
a
33,970
Covanta Holding Corporation
40,000 4.875%,  12/1/2029
a
34,600
CP Atlas Buyer, Inc.
40,000 7.000%,  12/1/2028
a
31,400
Crown Cork & Seal Company, Inc.
50,000 7.375%,  12/15/2026 51,689
GFL Environmental, Inc.
62,000 4.000%,  8/1/2028
a
55,431
74,000 3.500%,  9/1/2028
a
65,859
Greenbrier Companies, Inc.,
Convertible
25,000 2.875%,  4/15/2028 24,612
H&E Equipment Services, Inc.
114,000 3.875%,  12/15/2028
a
98,699
Herc Holdings, Inc.
45,000 5.500%,  7/15/2027
a
43,117
Howmet Aerospace, Inc.
130,000 3.000%,  1/15/2029 113,621
JELD-WEN, Inc.
17,000 4.625%,  12/15/2025
a
16,469
Kaman Corporation, Convertible
12,000 3.250%,  5/1/2024 11,556
KBR, Inc., Convertible
27,000 2.500%,  11/1/2023 69,066
Mauser Packaging Solutions
Holding Company
70,000 9.250%,  4/15/2027
a
64,610
MIWD Holdco II, LLC
24,000 5.500%,  2/1/2030
a
19,800
Mueller Water Products, Inc.
32,000 4.000%,  6/15/2029
a
28,393
Nesco Holdings II, Inc.
60,000 5.500%,  4/15/2029
a
53,700
New Enterprise Stone and Lime
Company, Inc.
89,000 5.250%,  7/15/2028
a
80,993
OI European Group BV
60,000 4.750%,  2/15/2030
a
54,154

Multidimensional Income Fund
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (73.2%) Value
Capital Goods (4.2%) - continued
Owens-Brockway Glass Container,
Inc.
$ 27,000 6.625%,  5/13/2027
a
$ 26,735
Pactiv Evergreen Group
40,000 4.375%,  10/15/2028
a
34,635
Patrick Industries, Inc., Convertible
15,000 1.750%,  12/1/2028 14,565
PGT Innovations, Inc.
50,000 4.375%,  10/1/2029
a
46,640
Sealed Air Corporation
44,000 6.125%,  2/1/2028
a
43,676
Silgan Holdings, Inc.
22,000 4.125%,  2/1/2028 20,186
SRM Escrow Issuer, LLC
105,000 6.000%,  11/1/2028
a
99,020
Titan Acquisition, Ltd./Titan Co-
Borrower, LLC
30,000 7.750%,  4/15/2026
a
27,225
TransDigm, Inc.
5,000 6.250%,  3/15/2026
a
4,976
205,000 5.500%,  11/15/2027 193,356
Triumph Group, Inc.
45,000 9.000%,  3/15/2028
a
45,947
United Rentals North America, Inc.
70,000 4.875%,  1/15/2028 66,611
30,000 4.000%,  7/15/2030 26,569
Waste Pro USA, Inc.
15,000 5.500%,  2/15/2026
a
13,905
WESCO Distribution, Inc.
75,000 7.250%,  6/15/2028
a
76,504
Total 2,368,082
Collateralized Mortgage Obligations (0.1%)
GMACM Mortgage Loan Trust
13,613
3.621%,  11/19/2035, Ser.
2005-AR6, Class 1A1
c
12,446
Residential Accredit Loans, Inc.
Trust
40,311
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 31,008
Total 43,454
Communications Services (4.1%)
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
45,000 10.500%,  2/15/2028
a
23,175
Altice Financing SA
15,000 5.750%,  8/15/2029
a
11,620
Altice France SA/France
29,000 5.125%,  7/15/2029
a
20,586
125,000 5.500%,  10/15/2029
a
89,393
AMC Networks, Inc.
20,000 5.000%,  4/1/2024 19,690
69,000 4.250%,  2/15/2029 37,092
Cable One, Inc., Convertible
39,000 1.125%,  3/15/2028 29,347
CCO Holdings, LLC/CCO Holdings
Capital Corporation
32,000 5.500%,  5/1/2026
a
31,201
10,000 5.125%,  5/1/2027
a
9,312
Principal
Amount Long-Term Fixed Income (73.2%) Value
Communications Services (4.1%) - continued
$ 89,000 6.375%,  9/1/2029
a
$ 83,852
30,000 4.750%,  3/1/2030
a
25,653
23,000 4.250%,  2/1/2031
a
18,606
147,000 4.750%,  2/1/2032
a
119,876
55,000 4.250%,  1/15/2034
a
41,567
Cengage Learning, Inc.
2,000 9.500%,  6/15/2024
a
2,005
Clear Channel Worldwide
Holdings, Inc.
50,000 5.125%,  8/15/2027
a
45,395
Connect Finco SARL/Connect US
Finco, LLC
27,000 6.750%,  10/1/2026
a
26,226
CSC Holdings, LLC
110,000 5.375%,  2/1/2028
a
88,389
41,000 6.500%,  2/1/2029
a
33,129
61,000 4.125%,  12/1/2030
a
42,671
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
65,000 5.875%,  8/15/2027
a
58,866
DISH DBS Corporation
20,000 5.875%,  11/15/2024 17,492
21,000 5.250%,  12/1/2026
a
16,846
21,000 7.375%,  7/1/2028 11,235
58,000 5.750%,  12/1/2028
a
43,139
31,000 5.125%,  6/1/2029 14,395
DISH Network Corporation
12,000 11.750%,  11/15/2027
a
11,711
Frontier Communications
Holdings, LLC
57,000 5.875%,  10/15/2027
a
52,312
24,000 6.750%,  5/1/2029
a
18,619
16,000 8.750%,  5/15/2030
a
15,638
GCI, LLC
75,000 4.750%,  10/15/2028
a
63,945
Gray Escrow II, Inc.
75,000 5.375%,  11/15/2031
a
49,709
Gray Television, Inc.
50,000 4.750%,  10/15/2030
a
33,907
Hughes Satellite Systems
Corporation
20,000 6.625%,  8/1/2026 18,700
Iliad Holding SASU
73,000 6.500%,  10/15/2026
a
68,899
LCPR Senior Secured Financing
DAC
40,000 6.750%,  10/15/2027
a
37,490
Level 3 Financing, Inc.
50,000 4.625%,  9/15/2027
a
34,790
70,000 4.250%,  7/1/2028
a
45,071
28,000 10.500%,  5/15/2030
a
28,410
Liberty Media Corporation,
Convertible
2,000 2.250%,  8/15/2027
a
2,148
News Corporation
51,000 3.875%,  5/15/2029
a
44,768
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
22,000 6.250%,  6/15/2025
a
21,895
Paramount Global
75,000 6.375%,  3/30/2062
c
62,566

Multidimensional Income Fund
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (73.2%) Value
Communications Services (4.1%) - continued
Playtika Holding Corporation
$ 50,000 4.250%,  3/15/2029
a
$ 44,375
Radiate Holdco, LLC/Radiate
Finance, Inc.
35,000 6.500%,  9/15/2028
a
20,425
Rogers Communications, Inc.
80,000 5.250%,  3/15/2082
a,c
74,054
Sirius XM Radio, Inc.
85,000 5.000%,  8/1/2027
a
78,862
25,000 4.000%,  7/15/2028
a
21,722
30,000 4.125%,  7/1/2030
a
24,497
TEGNA, Inc.
88,000 4.625%,  3/15/2028 77,660
Telecom Italia Capital SA
17,000 6.000%,  9/30/2034 13,710
Telecom Italia SPA/Milano
23,000 5.303%,  5/30/2024
a
22,355
Telesat Canada/Telesat, LLC
20,000 4.875%,  6/1/2027
a
12,007
10,000 6.500%,  10/15/2027
a
4,066
United States Cellular Corporation
35,000 6.700%,  12/15/2033
b
30,091
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
76,000 4.750%,  4/15/2028
a
63,072
Univision Communications, Inc.
95,000 6.625%,  6/1/2027
a
91,822
Vodafone Group plc
88,000 7.000%,  4/4/2079
c
90,231
VTR Finance NV
40,000 6.375%,  7/15/2028
a
14,999
VZ Secured Financing BV
40,000 5.000%,  1/15/2032
a
32,215
WMG Acquisition Corporation
10,000 3.750%,  12/1/2029
a
8,645
14,000 3.875%,  7/15/2030
a
12,077
38,000 3.000%,  2/15/2031
a
30,741
YPSO Finance BIS SA
25,000 10.500%,  5/15/2027
a
15,138
Total 2,354,100
Consumer Cyclical (6.3%)
1011778 B.C., ULC/New Red
Finance, Inc.
105,000 4.375%,  1/15/2028
a
96,933
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
25,000 6.625%,  7/15/2026
a
23,724
35,000 6.000%,  6/1/2029
a
25,827
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
50,000 4.625%,  6/1/2028
a
42,323
30,000 4.625%,  6/1/2028
a
25,237
American Axle & Manufacturing,
Inc.
107,000 6.500%,  4/1/2027
b
101,490
Arko Corporation
32,000 5.125%,  11/15/2029
a
26,005
Principal
Amount Long-Term Fixed Income (73.2%) Value
Consumer Cyclical (6.3%) - continued
Ashton Woods USA, LLC/Ashton
Woods Finance Company
$ 30,000 4.625%,  8/1/2029
a
$ 25,567
28,000 4.625%,  4/1/2030
a
23,901
Bloomin' Brands, Inc., Convertible
2,000 5.000%,  5/1/2025 4,799
Booking Holdings, Inc.,
Convertible
10,000 0.750%,  5/1/2025 14,988
Boyd Gaming Corporation
50,000 4.750%,  6/15/2031
a
44,668
Boyne USA, Inc.
20,000 4.750%,  5/15/2029
a
18,023
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
34,000 6.250%,  9/15/2027
a
31,229
Burlington Stores, Inc., Convertible
24,000 2.250%,  4/15/2025
b
24,825
Caesars Entertainment, Inc.
71,000 6.250%,  7/1/2025
a
70,671
12,000 8.125%,  7/1/2027
a
12,282
70,000 4.625%,  10/15/2029
a
61,125
Carnival Corporation
37,000 10.500%,  2/1/2026
a
38,895
55,000 7.625%,  3/1/2026
a
53,867
85,000 5.750%,  3/1/2027
a
78,250
Cedar Fair, LP
62,000 5.250%,  7/15/2029 56,389
Churchill Downs, Inc.
25,000 4.750%,  1/15/2028
a
23,185
21,000 6.750%,  5/1/2031
a
20,764
Cinemark USA, Inc.
61,000 5.875%,  3/15/2026
a
57,874
Clarios Global, LP/Clarios US
Finance Company, Inc.
15,000 8.500%,  5/15/2027
a,b
15,025
Cracker Barrel Old Country Store,
Inc., Convertible
9,000 0.625%,  6/15/2026 7,627
Dana, Inc.
55,000 5.625%,  6/15/2028 51,695
Expedia Group, Inc., Convertible
30,000 Zero Coupon,  2/15/2026 26,214
Ford Motor Company
88,000 3.250%,  2/12/2032 69,228
52,000 6.100%,  8/19/2032 50,396
Ford Motor Company, Convertible
53,000 Zero Coupon,  3/15/2026 58,061
Ford Motor Credit Company, LLC
119,000 2.300%,  2/10/2025 111,240
75,000 4.134%,  8/4/2025 71,130
85,000 2.700%,  8/10/2026 75,886
Forestar Group, Inc.
40,000 3.850%,  5/15/2026
a
36,754
General Motors Financial
Company, Inc.
50,000 5.700%,  9/30/2030
c,d
43,892
Goodyear Tire & Rubber Company
40,000 5.000%,  7/15/2029 36,069
20,000 5.250%,  7/15/2031 17,375

Multidimensional Income Fund
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (73.2%) Value
Consumer Cyclical (6.3%) - continued
Guitar Center Escrow Issuer II, Inc.
$ 15,000 8.500%,  1/15/2026
a,b
$ 13,648
Hanesbrands, Inc.
43,000 4.875%,  5/15/2026
a
40,142
Hilton Domestic Operating
Company, Inc.
30,000 4.875%,  1/15/2030 27,973
23,000 3.625%,  2/15/2032
a
19,176
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
37,000 5.000%,  6/1/2029
a
32,836
Hilton Worldwide Finance, LLC
70,000 4.875%,  4/1/2027 67,906
International Game Technology plc
81,000 5.250%,  1/15/2029
a
76,727
Jacobs Entertainment, Inc.
32,000 6.750%,  2/15/2029
a
28,642
Jaguar Land Rover Automotive plc
56,000 5.500%,  7/15/2029
a
47,780
KB Home
45,000 4.800%,  11/15/2029 41,274
L Brands, Inc.
96,000 6.625%,  10/1/2030
a
92,677
10,000 6.875%,  11/1/2035 9,150
Live Nation Entertainment, Inc.,
Convertible
25,000 2.000%,  2/15/2025 26,537
32,000 3.125%,  1/15/2029
a
35,264
Macy's Retail Holdings, LLC
70,000 5.875%,  4/1/2029
a
63,875
Marriott Vacations Worldwide
Corporation, Convertible
27,000 Zero Coupon,  1/15/2026 25,016
19,000 3.250%,  12/15/2027
a
17,984
Mattamy Group Corporation
47,000 5.250%,  12/15/2027
a
43,799
Michaels Companies, Inc.
40,000 5.250%,  5/1/2028
a
32,318
NCL Corporation, Ltd.
21,000 3.625%,  12/15/2024
a
20,208
16,000 5.875%,  3/15/2026
a
14,969
61,000 5.875%,  2/15/2027
a
59,378
Nissan Motor Company, Ltd.
18,000 3.522%,  9/17/2025
a
16,746
19,000 4.345%,  9/17/2027
a
17,281
24,000 4.810%,  9/17/2030
a
21,051
PENN Entertainment, Inc.
55,000 4.125%,  7/1/2029
a
45,139
PetSmart, Inc./PetSmart Finance
Corporation
65,000 4.750%,  2/15/2028
a
60,067
72,000 7.750%,  2/15/2029
a
71,538
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
101,000 5.750%,  4/15/2026
a
99,144
44,000 6.250%,  1/15/2028
a
41,219
Realogy Group, LLC/Realogy
Group Co-Issuer Corporation
55,000 5.750%,  1/15/2029
a
41,152
Royal Caribbean Cruises, Ltd.
17,000 11.500%,  6/1/2025
a
18,037
Principal
Amount Long-Term Fixed Income (73.2%) Value
Consumer Cyclical (6.3%) - continued
$ 86,000 4.250%,  7/1/2026
a
$ 78,944
57,000 9.250%,  1/15/2029
a
60,728
Scientific Games International, Inc.
65,000 7.250%,  11/15/2029
a
65,081
5,000 6.625%,  3/1/2030
a
4,400
SeaWorld Parks and
Entertainment, Inc.
32,000 5.250%,  8/15/2029
a
28,642
Six Flags Theme Parks, Inc.
18,000 7.000%,  7/1/2025
a
18,090
Staples, Inc.
47,000 7.500%,  4/15/2026
a
38,818
32,000 10.750%,  4/15/2027
a
18,589
Station Casinos, LLC
39,000 4.625%,  12/1/2031
a,b
32,858
Travel + Leisure Company
24,000 6.625%,  7/31/2026
a
23,818
Tripadvisor, Inc.
12,000 7.000%,  7/15/2025
a
12,000
Uber Technologies, Inc.
35,000 6.250%,  1/15/2028
a
34,827
Uber Technologies, Inc.,
Convertible
33,000 Zero Coupon,  12/15/2025 30,097
Vail Resorts, Inc., Convertible
34,000 Zero Coupon,  1/1/2026 30,366
Viking Cruises, Ltd.
20,000 5.875%,  9/15/2027
a
18,382
Wabash National Corporation
51,000 4.500%,  10/15/2028
a
44,223
Wyndham Hotels & Resorts, Inc.
30,000 4.375%,  8/15/2028
a
27,396
Yum! Brands, Inc.
75,000 4.750%,  1/15/2030
a
70,231
ZF North America Capital, Inc.
29,000 7.125%,  4/14/2030
a
29,495
Total 3,609,071
Consumer Non-Cyclical (4.2%)
1375209 B.C., Ltd.
38,000 9.000%,  1/30/2028
a
38,095
Albertsons Companies, Inc./
Safeway, Inc.
75,000 4.625%,  1/15/2027
a
71,063
69,000 3.500%,  3/15/2029
a
59,729
Aramark Services, Inc.
79,000 5.000%,  2/1/2028
a
74,461
Avantor Funding, Inc.
48,000 4.625%,  7/15/2028
a
44,492
B&G Foods, Inc.
24,000 5.250%,  9/15/2027 20,852
Bausch Health Companies, Inc.
23,000 5.500%,  11/1/2025
a,b
20,322
68,000 11.000%,  9/30/2028
a
48,300
BellRing Brands, Inc.
32,000 7.000%,  3/15/2030
a
32,200
BioMarin Pharmaceutical, Inc.,
Convertible
35,000 1.250%,  5/15/2027
b
35,186

Multidimensional Income Fund
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (73.2%) Value
Consumer Non-Cyclical (4.2%) - continued
Central Garden & Pet Company
$ 65,000 4.125%,  10/15/2030 $ 54,450
Cheplapharm Arzneimittel GmbH
10,000 5.500%,  1/15/2028
a
9,050
Chobani, LLC/Chobani Finance
Corporation, Inc.
60,000 4.625%,  11/15/2028
a
54,600
CHS/Community Health Systems,
Inc.
19,000 8.000%,  12/15/2027
a,b
18,393
40,000 6.000%,  1/15/2029
a
33,650
Coty, Inc.
25,000 5.000%,  4/15/2026
a
23,958
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
64,000 4.750%,  1/15/2029
a
59,008
Edgewell Personal Care Company
45,000 5.500%,  6/1/2028
a
42,535
Embecta Corporation
20,000 6.750%,  2/15/2030
a
17,923
Encompass Health Corporation
100,000 4.500%,  2/1/2028 93,035
Energizer Holdings, Inc.
15,000 4.750%,  6/15/2028
a
13,374
40,000 4.375%,  3/31/2029
a
34,468
Fortrea Holdings, Inc.
14,000 7.500%,  7/1/2030
a
14,336
HLF Financing SARL, LLC/
Herbalife International, Inc.
117,000 4.875%,  6/1/2029
a
83,394
Integer Holdings Corporation,
Convertible
37,000 2.125%,  2/15/2028
a
43,586
Ionis Pharmaceuticals, Inc.,
Convertible
20,000 0.125%,  12/15/2024 18,600
23,000 Zero Coupon,  4/1/2026 21,692
17,000 1.750%,  6/15/2028
a
17,017
Jazz Investments I, Ltd.,
Convertible
36,000 2.000%,  6/15/2026 36,585
Jazz Securities DAC
31,000 4.375%,  1/15/2029
a
27,658
Mattel, Inc.
85,000 3.375%,  4/1/2026
a
78,217
Mozart Debt Merger Sub, Inc.
41,000 3.875%,  4/1/2029
a
35,632
41,000 5.250%,  10/1/2029
a
35,576
Organon & Company/Organon
Foreign Debt Co-Issuer BV
48,000 4.125%,  4/30/2028
a
42,601
Owens & Minor, Inc.
42,000 6.625%,  4/1/2030
a
38,105
Performance Food Group, Inc.
36,000 4.250%,  8/1/2029
a
32,051
Perrigo Finance Unlimited
Company
93,000 4.375%,  3/15/2026 88,412
Post Holdings, Inc.
33,000 5.625%,  1/15/2028
a
31,708
20,000 5.500%,  12/15/2029
a
18,455
Principal
Amount Long-Term Fixed Income (73.2%) Value
Consumer Non-Cyclical (4.2%) - continued
$ 46,000 4.500%,  9/15/2031
a
$ 39,286
Post Holdings, Inc., Convertible
24,000 2.500%,  8/15/2027
a
24,197
Scotts Miracle-Gro Company
37,000 4.500%,  10/15/2029 31,793
SEG Holding, LLC
100,000 5.625%,  10/15/2028
a
94,539
Simmons Foods, Inc.
78,000 4.625%,  3/1/2029
a
62,495
Spectrum Brands, Inc.
45,000 5.000%,  10/1/2029
a
40,166
10,000 5.500%,  7/15/2030
a
9,125
Syneos Health, Inc.
50,000 3.625%,  1/15/2029
a
48,879
Teleflex, Inc.
61,000 4.250%,  6/1/2028
a
55,738
Tenet Healthcare Corporation
123,000 5.125%,  11/1/2027 117,425
62,000 6.125%,  10/1/2028 59,687
Teva Pharmaceutical Finance
Netherlands III BV
118,000 3.150%,  10/1/2026 105,733
Topgolf Callaway Brands
Corporation, Convertible
10,000 2.750%,  5/1/2026 12,910
TreeHouse Foods, Inc.
67,000 4.000%,  9/1/2028 57,716
United Natural Foods, Inc.
24,000 6.750%,  10/15/2028
a
19,893
Winnebago Industries, Inc.,
Convertible
19,000 1.500%,  4/1/2025 22,705
Total 2,365,056
Energy (5.6%)
Antero Resources Corporation
19,000 5.375%,  3/1/2030
a
17,589
Archrock Partners, LP/Archrock
Partners Finance Corporation
65,000 6.250%,  4/1/2028
a
61,026
Baytex Energy Corporation
34,000 8.500%,  4/30/2030
a
33,203
BP Capital Markets plc
164,000 4.875%,  3/22/2030
c,d
149,076
Buckeye Partners, LP
65,000 3.950%,  12/1/2026 58,679
Callon Petroleum Company
45,000 8.250%,  7/15/2025 44,663
26,000 7.500%,  6/15/2030
a
24,541
Cheniere Energy Partners, LP
18,000 3.250%,  1/31/2032 14,808
Cheniere Energy, Inc.
20,000 4.625%,  10/15/2028 18,676
Chesapeake Energy Corporation
26,000 6.750%,  4/15/2029
a
25,798
Chord Energy Corporation
26,000 6.375%,  6/1/2026
a
25,776
Civitas Resources, Inc.
15,000 8.375%,  7/1/2028
a
15,170
15,000 8.750%,  7/1/2031
a
15,207

Multidimensional Income Fund
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (73.2%) Value
Energy (5.6%) - continued
CNX Resources Corporation
$ 20,000 6.000%,  1/15/2029
a
$ 18,538
CNX Resources Corporation,
Convertible
23,000 2.250%,  5/1/2026 33,844
Comstock Resources, Inc.
20,000 6.750%,  3/1/2029
a
18,299
30,000 5.875%,  1/15/2030
a
26,045
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
41,000 5.500%,  6/15/2031
a
36,568
Crescent Energy Finance, LLC
17,000 9.250%,  2/15/2028
a
16,494
CrownRock, LP/CrownRock
Finance, Inc.
31,000 5.625%,  10/15/2025
a
30,541
DT Midstream, Inc.
80,000 4.125%,  6/15/2029
a
70,206
10,000 4.375%,  6/15/2031
a
8,613
Enbridge, Inc.
110,000 7.375%,  1/15/2083
c
107,867
115,000 7.625%,  1/15/2083
c
115,560
Enerflex, Ltd.
32,000 9.000%,  10/15/2027
a
31,135
Energy Transfer, LP
135,000 6.750%,  5/15/2025
c,d
120,152
EnLink Midstream Partners, LP
65,000 4.850%,  7/15/2026 62,725
EnLink Midstream, LLC
22,000 6.500%,  9/1/2030
a
21,973
Enterprise Products Operating,
LLC
37,000
8.304%,  (LIBOR 3M +
2.986%), 8/16/2077
c
36,383
EQM Midstream Partners, LP
93,000 4.750%,  1/15/2031
a
81,467
EQT Corporation, Convertible
14,000 1.750%,  5/1/2026 39,389
Ferrellgas, LP/Ferrellgas Finance
Corporation
39,000 5.375%,  4/1/2026
a
36,274
Genesis Energy LP/Genesis
Energy Finance Corporation
31,000 8.875%,  4/15/2030 30,287
Harvest Midstream, LP
92,000 7.500%,  9/1/2028
a
91,213
Hess Midstream Operations, LP
40,000 5.625%,  2/15/2026
a
39,350
29,000 5.500%,  10/15/2030
a
26,825
Hilcorp Energy I, LP/Hilcorp
Finance Company
40,000 5.750%,  2/1/2029
a
36,220
46,000 6.250%,  4/15/2032
a
41,003
Holly Energy Partners, LP/Holly
Energy Finance Corporation
26,000 6.375%,  4/15/2027
a
25,683
Howard Midstream Energy
Partners, LLC
54,000 6.750%,  1/15/2027
a
51,435
ITT Holdings, LLC
55,000 6.500%,  8/1/2029
a
46,336
Principal
Amount Long-Term Fixed Income (73.2%) Value
Energy (5.6%) - continued
Laredo Petroleum, Inc.
$ 59,000 7.750%,  7/31/2029
a
$ 48,675
MEG Energy Corporation
44,000 5.875%,  2/1/2029
a
41,378
Murphy Oil Corporation
35,000 5.875%,  12/1/2027 34,002
Nabors Industries, Ltd.
85,000 7.250%,  1/15/2026
a
79,349
Noble Finance II, LLC
36,000 8.000%,  4/15/2030
a
36,600
Northern Oil and Gas, Inc.
34,000 8.750%,  6/15/2031
a
33,405
Northern Oil and Gas, Inc.,
Convertible
17,000 3.625%,  4/15/2029
a
18,959
Northriver Midstream Finance, LP
17,000 5.625%,  2/15/2026
a
15,851
NuStar Logistics, LP
50,000 5.750%,  10/1/2025 48,748
Permian Resources Operating,
LLC, Convertible
6,000 3.250%,  4/1/2028 11,514
Pioneer Natural Resources
Company, Convertible
7,000 0.250%,  5/15/2025 15,391
Plains All American Pipeline, LP
60,000
9.431%,  (LIBOR 3M +
4.110%), 8/3/2023
c,d
53,408
Precision Drilling Corporation
50,000 6.875%,  1/15/2029
a
45,176
Range Resources Corporation
28,000 4.750%,  2/15/2030
a
25,095
Rockcliff Energy II, LLC
36,000 5.500%,  10/15/2029
a
33,208
SM Energy Company
53,000 6.625%,  1/15/2027 51,476
20,000 6.500%,  7/15/2028 19,200
Southwestern Energy Company
55,000 5.375%,  3/15/2030 51,326
25,000 4.750%,  2/1/2032 22,033
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
29,000 5.875%,  3/1/2027 28,019
25,000 5.000%,  6/1/2031
a
20,929
Sunoco, LP/Sunoco Finance
Corporation
10,000 5.875%,  3/15/2028 9,616
35,000 4.500%,  4/30/2030 30,599
Teine Energy, Ltd.
30,000 6.875%,  4/15/2029
a
27,388
TransCanada Trust
100,000 5.600%,  3/7/2082
c
84,269
165,000 5.300%,  3/15/2077
c
146,345
Transocean, Inc.
45,000 11.500%,  1/30/2027
a
46,631
USA Compression Partners, LP/
USA Compression Finance
Corporation
55,000 6.875%,  4/1/2026 53,878

Multidimensional Income Fund
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (73.2%) Value
Energy (5.6%) - continued
Venture Global Calcasieu Pass,
LLC
$ 80,000 3.875%,  8/15/2029
a
$ 69,887
21,000 6.250%,  1/15/2030
a
20,831
25,000 4.125%,  8/15/2031
a
21,499
Venture Global LNG, Inc.
70,000 8.375%,  6/1/2031
a
70,572
Weatherford International, Ltd.
51,000 8.625%,  4/30/2030
a
51,777
Total 3,171,671
Financials (15.6%)
AerCap Holdings NV
90,000 5.875%,  10/10/2079
c
84,881
Air Lease Corporation
98,000 4.650%,  6/15/2026
c,d
81,787
Aircastle, Ltd.
135,000 5.250%,  6/15/2026
a,c,d
94,216
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
26,000 6.750%,  10/15/2027
a
24,440
Ally Financial, Inc.
226,000 4.700%,  5/15/2026
c,d
159,330
9,000 6.700%,  2/14/2033 7,963
American Express Company
110,000 3.550%,  9/15/2026
c,d
91,300
AmWINS Group, Inc.
34,000 4.875%,  6/30/2029
a
30,701
Arbor Realty Trust, Inc.,
Convertible
10,000 7.500%,  8/1/2025
a
9,910
Ares Capital Corporation,
Convertible
13,000 4.625%,  3/1/2024 12,959
BAC Capital Trust XIV
90,000
5.952%,  (LIBOR 3M +
0.400%), 7/19/2023
c,d
69,300
Bank of America Corporation
284,000 6.250%,  9/5/2024
c,d
280,450
110,000 6.100%,  3/17/2025
c,d
109,065
60,000 6.300%,  3/10/2026
c,d
59,835
240,000 4.375%,  1/27/2027
c,d
204,660
145,000 6.125%,  4/27/2027
c,d
141,687
Bank of New York Mellon
Corporation
142,000 4.700%,  9/20/2025
c,d
137,917
Bank of Nova Scotia
69,000 4.900%,  6/4/2025
c,d
65,141
Blackstone Mortgage Trust, Inc.,
Convertible
3,000 5.500%,  3/15/2027 2,563
Capital One Financial Corporation
50,000 3.950%,  9/1/2026
c,d
37,125
Charles Schwab Corporation
191,000 5.375%,  6/1/2025
c,d
182,543
176,000 4.000%,  6/1/2026
c,d
143,044
15,000 5.000%,  6/1/2027
c,d
12,570
160,000 4.000%,  12/1/2030
c,d
116,760
Citigroup, Inc.
100,000
9.341%,  (LIBOR 3M +
4.068%), 10/30/2023
c,d
100,350
Principal
Amount Long-Term Fixed Income (73.2%) Value
Financials (15.6%) - continued
$ 60,000 5.000%,  9/12/2024
c,d
$ 56,006
210,000 4.000%,  12/10/2025
c,d
179,287
195,000 3.875%,  2/18/2026
c,d
163,312
140,000 4.150%,  11/15/2026
c,d
112,630
56,000 7.375%,  5/15/2028
c,d
55,589
Citizens Financial Group, Inc.
110,000 4.000%,  10/6/2026
c,d
82,360
Coinbase Global, Inc., Convertible
70,000 0.500%,  6/1/2026 52,600
Comerica, Inc.
22,000 5.625%,  7/1/2025
c,d
18,235
Corebridge Financial, Inc.
87,000 6.875%,  12/15/2052
c
83,389
Credit Acceptance Corporation
65,000 5.125%,  12/31/2024
a
63,101
Credit Agricole SA
52,000 6.875%,  9/23/2024
a,c,d
50,149
44,000 8.125%,  12/23/2025
a,c,d
44,055
Credit Suisse Group AG
55,000 7.500%,  12/11/2023
*,c,d,e
2,053
55,000 7.250%,  9/12/2025
a,c,d,e
2,053
Dai-ichi Life Insurance Company,
Ltd.
275,000 5.100%,  10/28/2024
a,c,d
267,442
Deutsche Bank AG/New York, NY
135,000 6.000%,  10/30/2025
c,d
107,717
Drawbridge Special Opportunities
Fund, LP
100,000 3.875%,  2/15/2026
a
89,298
Encore Capital Group, Inc.,
Convertible
14,000 4.000%,  3/15/2029
a
13,594
Fifth Third Bancorp
105,000 4.500%,  9/30/2025
c,d
92,600
Fortress Transportation and
Infrastructure Investors, LLC
32,000 6.500%,  10/1/2025
a
31,525
35,000 9.750%,  8/1/2027
a
36,147
Genworth Mortgage Holdings, Inc.
31,000 6.500%,  8/15/2025
a
30,452
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
110,000 3.750%,  12/15/2027
a
80,696
Goldman Sachs Group, Inc.
80,000 5.500%,  8/10/2024
c,d
77,894
145,000 3.650%,  8/10/2026
c,d
112,085
130,000 4.125%,  11/10/2026
c,d
108,675
Hartford Financial Services Group,
Inc.
120,000
7.446%,  (LIBOR 3M +
2.125%), 2/12/2047
a,c
99,607
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
4,000 Zero Coupon,  5/1/2025
a
3,783
HSBC Holdings plc
46,000 6.375%,  3/30/2025
c,d
44,052
110,000 4.600%,  12/17/2030
c,d
83,738
HUB International, Ltd.
54,000 5.625%,  12/1/2029
a
48,442
Huntington Bancshares, Inc.
130,000 4.450%,  10/15/2027
c,d
105,579

Multidimensional Income Fund
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (73.2%) Value
Financials (15.6%) - continued
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
$ 47,000 4.750%,  9/15/2024 $ 44,907
40,000 6.375%,  12/15/2025 37,184
12,000 5.250%,  5/15/2027 10,349
J.P. Morgan Chase & Company
25,000 6.000%,  11/1/2023
c,d
25,018
115,000
8.549%,  (LIBOR 3M +
3.250%), 11/1/2023
b,c,d
115,431
245,000 5.000%,  8/1/2024
c,d
239,334
150,000 4.600%,  2/1/2025
c,d
139,875
100,000 3.650%,  6/1/2026
c,d
88,015
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
16,000 5.000%,  8/15/2028
a
13,117
Lincoln National Corporation
100,000
7.688%,  (LIBOR 3M +
2.358%), 8/17/2023
c
66,138
LPL Holdings, Inc.
45,000 4.000%,  3/15/2029
a
39,479
M&T Bank Corporation
229,000 3.500%,  9/1/2026
c,d
152,744
Macquarie Airfinance Holdings,
Ltd.
18,000 8.375%,  5/1/2028
a
18,251
MetLife, Inc.
140,000 3.850%,  9/15/2025
c,d
129,357
85,000 5.875%,  3/15/2028
c,d
78,173
116,000 6.400%,  12/15/2036 115,773
Molina Healthcare, Inc.
41,000 4.375%,  6/15/2028
a
37,796
MPT Operating Partnership, LP/
MPT Finance Corporation
47,000 4.625%,  8/1/2029 35,530
Nationstar Mortgage Holdings,
Inc.
41,000 6.000%,  1/15/2027
a
38,142
NatWest Group plc
110,000 4.600%,  6/28/2031
c,d
76,175
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
63,000 4.500%,  9/30/2028
a
48,463
Nippon Life Insurance Company
260,000 5.100%,  10/16/2044
a,c
253,551
129,000 3.400%,  1/23/2050
a,c
112,854
OneMain Finance Corporation
70,000 6.875%,  3/15/2025 69,309
41,000 3.875%,  9/15/2028 33,518
Park Intermediate Holdings, LLC
21,000 4.875%,  5/15/2029
a
18,098
Pebblebrook Hotel Trust,
Convertible
45,000 1.750%,  12/15/2026 37,986
PNC Financial Services Group,
Inc.
110,000 3.400%,  9/15/2026
c,d
81,125
116,000 6.200%,  9/15/2027
b,c,d
108,129
112,000 6.250%,  3/15/2030
c,d
100,548
PRA Group, Inc.
38,000 7.375%,  9/1/2025
a
36,123
19,000 8.375%,  2/1/2028
a
17,219
Principal
Amount Long-Term Fixed Income (73.2%) Value
Financials (15.6%) - continued
Provident Financing Trust I
$ 30,000 7.405%,  3/15/2038 $ 30,195
Prudential Financial, Inc.
84,000 6.750%,  3/1/2053
c
84,503
190,000 5.200%,  3/15/2044
c
187,752
25,000 3.700%,  10/1/2050
c
21,086
QBE Insurance Group, Ltd.
44,000 5.875%,  5/12/2025
a,c,d
41,875
Radian Group, Inc.
45,000 4.875%,  3/15/2027 42,440
Redwood Trust, Inc., Convertible
2,000 7.750%,  6/15/2027 1,683
Regions Financial Corporation
104,000 5.750%,  6/15/2025
c,d
98,441
RHP Hotel Properties, LP/RHP
Finance Corporation
20,000 7.250%,  7/15/2028
a
20,205
RLJ Lodging Trust, LP
20,000 3.750%,  7/1/2026
a
18,350
38,000 4.000%,  9/15/2029
a
31,824
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
45,000 3.625%,  3/1/2029
a
37,821
Service Properties Trust
23,000 4.650%,  3/15/2024 22,619
12,000 4.350%,  10/1/2024 11,547
66,000 7.500%,  9/15/2025 64,812
20,000 5.500%,  12/15/2027 17,584
SLM Corporation
10,000 4.200%,  10/29/2025 9,290
Standard Chartered plc
45,000 6.000%,  7/26/2025
a,c,d
42,740
Sumitomo Life Insurance Company
175,000 3.375%,  4/15/2081
a,c
150,747
Summit Hotel Properties, Inc.,
Convertible
16,000 1.500%,  2/15/2026 13,591
Synchrony Financial
9,000 7.250%,  2/2/2033 8,105
Toronto-Dominion Bank
60,000 8.125%,  10/31/2082
c
60,953
Truist Financial Corporation
175,000 5.100%,  3/1/2030
c,d
151,375
UBS Group AG
100,000 4.875%,  2/12/2027
a,c,d
80,055
United Wholesale Mortgage, LLC
12,000 5.500%,  11/15/2025
a
11,418
33,000 5.500%,  4/15/2029
a
28,298
USB Realty Corporation
170,000
6.407%,  (LIBOR 3M +
1.147%), 1/15/2027
a,c,d
121,125
USI, Inc./NY
16,000 6.875%,  5/1/2025
a
15,880
Ventas Realty, LP, Convertible
14,000 3.750%,  6/1/2026
a
14,245
Wells Fargo & Company
180,000 3.900%,  3/15/2026
c,d
158,472
100,000
5.760%,  (LIBOR 3M +
0.500%), 1/15/2027
c
93,560
Welltower OP, LLC, Convertible
36,000 2.750%,  5/15/2028
a
36,270

Multidimensional Income Fund
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (73.2%) Value
Financials (15.6%) - continued
XHR, LP
$ 20,000 6.375%,  8/15/2025
a
$ 19,632
23,000 4.875%,  6/1/2029
a
19,723
Total 8,844,569
Mortgage-Backed Securities (10.8%)
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
3,089,901 5.000%,  3/1/2053 3,028,513
700,000 5.500%,  7/1/2042
f
696,609
2,500,000 4.500%,  7/1/2048
f
2,403,516
Total 6,128,638
Technology (2.7%)
Akamai Technologies, Inc.,
Convertible
28,000 0.125%,  5/1/2025 29,873
26,000 0.375%,  9/1/2027 25,109
AthenaHealth Group, Inc.
56,000 6.500%,  2/15/2030
a
47,132
Black Knight InfoServ, LLC
54,000 3.625%,  9/1/2028
a
48,520
Block, Inc., Convertible
26,000 0.250%,  11/1/2027 19,939
Cloud Software Group, Inc.
42,000 6.500%,  3/31/2029
a
37,396
14,000 9.000%,  9/30/2029
a
12,228
CommScope Technologies, LLC
62,000 6.000%,  6/15/2025
a
57,788
CommScope, Inc.
70,000 7.125%,  7/1/2028
a,b
49,700
Euronet Worldwide, Inc.,
Convertible
34,000 0.750%,  3/15/2049 33,001
Gartner, Inc.
45,000 3.625%,  6/15/2029
a
39,615
50,000 3.750%,  10/1/2030
a
43,546
InterDigital, Inc., Convertible
36,000 3.500%,  6/1/2027 48,531
Iron Mountain, Inc.
30,000 4.875%,  9/15/2027
a
28,338
50,000 5.000%,  7/15/2028
a
46,329
45,000 4.875%,  9/15/2029
a
40,281
13,000 5.250%,  7/15/2030
a
11,714
50,000 4.500%,  2/15/2031
a
42,961
Lumentum Holdings, Inc.,
Convertible
29,000 0.250%,  3/15/2024 30,726
37,000 0.500%,  6/15/2028 29,095
MACOM Technology Solutions
Holdings, Inc., Convertible
19,000 0.250%,  3/15/2026 19,190
Microchip Technology, Inc.,
Convertible
9,000 0.125%,  11/15/2024 10,181
10,000 1.625%,  2/15/2027 25,288
MSCI, Inc.
45,000 4.000%,  11/15/2029
a
40,726
NCR Corporation
50,000 6.125%,  9/1/2029
a,b
50,042
Principal
Amount Long-Term Fixed Income (73.2%) Value
Technology (2.7%) - continued
ON Semiconductor Corporation,
Convertible
$ 36,000 Zero Coupon,  5/1/2027 $ 66,114
4,000 0.500%,  3/1/2029
a
4,517
Open Text Corporation
90,000 4.125%,  2/15/2030
a
76,212
Progress Software Corporation,
Convertible
17,000 1.000%,  4/15/2026 18,615
PTC, Inc.
10,000 3.625%,  2/15/2025
a
9,656
40,000 4.000%,  2/15/2028
a
36,824
Rackspace Technology Global,
Inc.
65,000 5.375%,  12/1/2028
a
20,178
Seagate HDD Cayman
20,000 8.500%,  7/15/2031
a
20,974
55,550 9.625%,  12/1/2032
a
61,296
Semtech Corporation, Convertible
9,000 1.625%,  11/1/2027
a
8,375
Sensata Technologies, Inc.
47,000 3.750%,  2/15/2031
a
40,208
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
10,000 4.625%,  11/1/2026
a
9,378
SS&C Technologies, Inc.
141,000 5.500%,  9/30/2027
a
134,983
Verint Systems, Inc., Convertible
19,000 0.250%,  4/15/2026 16,744
Viavi Solutions, Inc.
38,000 3.750%,  10/1/2029
a
32,289
Viavi Solutions, Inc., Convertible
10,000 1.000%,  3/1/2024 9,919
13,000 1.625%,  3/15/2026
a
13,463
Vishay Intertechnology, Inc.,
Convertible
35,000 2.250%,  6/15/2025 38,304
Ziff Davis, Inc., Convertible
31,000 1.750%,  11/1/2026
a
28,908
Total 1,514,206
Transportation (1.2%)
Air Transport Services Group, Inc.,
Convertible
10,000 1.125%,  10/15/2024 9,446
Allegiant Travel Company
37,000 7.250%,  8/15/2027
a
36,864
American Airlines Group, Inc.
13,000 3.750%,  3/1/2025
a
12,334
American Airlines, Inc.
86,000 11.750%,  7/15/2025
a
94,301
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
121,000 5.500%,  4/20/2026
a
119,873
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
45,000 5.375%,  3/1/2029
a
41,740
Delta Air Lines, Inc.
10,000 7.375%,  1/15/2026 10,425

Multidimensional Income Fund
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (73.2%) Value
Transportation (1.2%) - continued
Hawaiian Brand Intellectual
Property, Ltd.
$ 46,000 5.750%,  1/20/2026
a
$ 43,541
Hertz Corporation
34,000 4.625%,  12/1/2026
a
30,685
40,000 5.000%,  12/1/2029
a
33,065
JetBlue Airways Corporation,
Convertible
32,000 0.500%,  4/1/2026 26,280
Rand Parent, LLC
40,000 8.500%,  2/15/2030
a
36,214
Southwest Airlines Company,
Convertible
43,000 1.250%,  5/1/2025 49,300
United Airlines, Inc.
47,000 4.375%,  4/15/2026
a
44,655
38,000 4.625%,  4/15/2029
a
34,624
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
50,000 6.375%,  2/1/2030
a
40,262
XPO Escrow Sub, LLC
48,000 7.500%,  11/15/2027
a
49,048
Total 712,657
U.S. Government & Agencies (13.7%)
U.S. Treasury Bonds
2,955,000 1.375%,  11/15/2031 2,436,605
650,000 4.125%,  11/15/2032 664,219
1,200,000 3.875%,  2/15/2043 1,170,000
U.S. Treasury Notes
3,890,000 1.250%,  12/31/2026 3,501,000
Total 7,771,824
Utilities (2.9%)
Algonquin Power & Utilities
Corporation
65,000 4.750%,  1/18/2082
c
51,675
Alliant Energy Corporation,
Convertible
17,000 3.875%,  3/15/2026
a
16,881
American Electric Power
Company, Inc.
125,000 3.875%,  2/15/2062
c
99,279
Calpine Corporation
38,000 4.500%,  2/15/2028
a
34,403
CMS Energy Corporation,
Convertible
11,000 3.375%,  5/1/2028
a
10,818
Dominion Energy, Inc.
150,000 4.350%,  1/15/2027
c,d
126,018
Duke Energy Corporation
123,000 3.250%,  1/15/2082
c
91,331
45,000 4.875%,  9/16/2024
c,d
43,218
Duke Energy Corporation,
Convertible
47,000 4.125%,  4/15/2026
a
45,895
Edison International
210,000 5.000%,  12/15/2026
c,d
181,419
FirstEnergy Corporation,
Convertible
17,000 4.000%,  5/1/2026
a
16,915
Principal
Amount Long-Term Fixed Income (73.2%) Value
Utilities (2.9%) - continued
NextEra Energy Capital Holdings,
Inc.
$ 185,000 3.800%,  3/15/2082
c
$ 155,313
NextEra Energy Operating
Partners, LP
100,000 3.875%,  10/15/2026
a
92,933
NextEra Energy Partners, LP,
Convertible
8,000 Zero Coupon,  6/15/2024
a
7,512
33,000 Zero Coupon,  11/15/2025
a
30,443
NRG Energy, Inc.
86,000 10.250%,  3/15/2028
a,c,d
81,095
15,000 3.375%,  2/15/2029
a
12,268
20,000 5.250%,  6/15/2029
a
17,885
NRG Energy, Inc., Convertible
36,000 2.750%,  6/1/2048 37,998
PG&E Corporation
47,000 5.000%,  7/1/2028 43,127
PPL Capital Funding, Inc.,
Convertible
28,000 2.875%,  3/15/2028
a
26,740
Sempra Energy
115,000 4.125%,  4/1/2052
c
92,944
44,000 4.875%,  10/15/2025
c,d
40,923
Southern Company
90,000 3.750%,  9/15/2051
c
76,590
Southern Company, Convertible
50,000 3.875%,  12/15/2025
a
49,875
TerraForm Power Operating, LLC
100,000 5.000%,  1/31/2028
a
92,066
Vistra Operations Company, LLC
55,000 5.000%,  7/31/2027
a
51,481
Total 1,627,045
Total Long-Term Fixed Income
(cost $45,530,756) 41,528,513
Shares
Registered Investment
Companies ( 16 .8% ) Value
U.S. Affiliated  (7.5%)
550,711 Thrivent Core Emerging Markets
Debt Fund 4,223,951
Total 4,223,951
U.S. Unaffiliated  (9.3%)
64,600 Aberdeen Asia-Pacific Income
Fund, Inc. 174,420
21,225 AllianceBernstein Global High
Income Fund, Inc. 211,401
30,727 Allspring Income Opportunities
Fund 198,189
5,383 Barings Global Short Duration
High Yield Fund 70,194
7,438 BlackRock Core Bond Trust 79,140
23,740 BlackRock Corporate High Yield
Fund, Inc. 211,761
19,578 BlackRock Credit Allocation
Income Trust 198,717
3,300 BlackRock Debt Strategies Fund,
Inc. 32,307
20,273 BlackRock Enhanced Global
Dividend Trust 204,149

Multidimensional Income Fund
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies (16.8%) Value
U.S. Unaffiliated  (9.3%)- continued
5,500 BlackRock Enhanced International
Dividend Trust $ 29,920
1,000 BlackRock Floating Rate Income
Strategies Fund, Inc. 12,210
2,966 BlackRock Income Trust, Inc. 36,096
9,618 BlackRock Multi-Sector Income
Trust 138,211
14,750 Blackstone Strategic Credit 2027
Term Fund
b
161,217
26,998 BNY Mellon High Yield Strategies
Fund 59,936
21,120 Eaton Vance Limited Duration
Income Fund 197,683
1,383 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 10,954
18,496 First Trust High Income Long/Short
Fund 211,594
6,273 First Trust Senior Floating Rate
Income Fund II 62,103
7,377 Invesco Dynamic Credit
Opportunities Fund
g,h
77,234
6,000 Invesco Preferred ETF 68,220
10,000 iShares Preferred and Income
Securities ETF 309,300
11,994 New America High Income Fund,
Inc. 79,760
43,150 Nuveen Credit Strategies Income
Fund 217,908
9,464 Nuveen Global High Income Fund 105,713
8,400 Nuveen Preferred Income
Opportunities Fund 54,432
7,600 Nuveen Quality Preferred Income
Fund II 48,488
10,279 Nuveen Short Duration Credit
Opportunities Fund 118,722
19,125 PGIM Global High Yield Fund, Inc. 209,801
16,984 PGIM High Yield Bond Fund, Inc. 210,941
7,593 Pimco Dynamic Income Fund 142,369
238 Pioneer High Income Fund, Inc. 1,599
2,080 Tri-Continental Corporation 57,034
9,400 Vanguard Short-Term Corporate
Bond ETF
b
711,204
7,400 Virtus Convertible & Income Fund 25,752
14,186 Virtus Dividend, Interest &
Premium Strategy Fund 173,211
2,775 Virtus Equity & Convertible Income
Fund 58,691
4,802 Voya Asia Pacific High Dividend
Equity Income Fund 29,484
25,850 Voya Global Equity Dividend &
Premium Opportunity Fund 132,869
47,693 Western Asset High Income
Opportunity Fund, Inc. 180,280
Total 5,313,214
Total Registered Investment
Companies (cost $11,385,168) 9,537,165
Shares Preferred Stock ( 6 .0% ) Value
Communications Services (0.7%)
12,075 AT&T, Inc., 4.750%
d
254,541
850 CenterPoint Energy, Inc.,
Convertible, 3.369% 30,889
Shares Preferred Stock (6.0%) Value
Communications Services (0.7%) - continued
358 Paramount Global, Convertible,
5.750% $ 8,112
6,000 Telephone and Data Systems, Inc.,
6.000%
d
82,440
Total 375,982
Consumer Cyclical (0.2%)
5,500 Ford Motor Company, 6.000% 133,430
Total 133,430
Energy (0.2%)
5,285 Crestwood Equity Partners, LP,
9.250%
d
48,622
525 Energy Transfer, LP, 7.600%
c,d
12,799
1,415 Nustar Logistics, LP, 11.994%
c
35,800
60 UGI Corporation, Convertible,
7.250% 3,985
Total 101,206
Financials (4.1%)
3,925 Aegon Funding Corporation II,
5.100% 83,249
3,500 Allstate Corporation, 5.100%
d
77,000
4,000 American International Group, Inc.
5.850%
d
96,360
14,150 Bank of America Corporation,
4.250%
b,d
264,605
41 Bank of America Corporation,
Convertible, 7.250%
d
48,045
5,300 Capital One Financial Corporation,
5.000%
d
102,979
3,600 Equitable Holdings, Inc., 5.250%
d
71,964
60 First Horizon Bank, 6.061%
*,c,d
38,081
3,000 First Horizon Corporation, 6.500%
d
68,070
7,200 J.P. Morgan Chase & Company,
4.200%
d
138,888
6,825 J.P. Morgan Chase & Company,
4.750%
d
146,260
6,750 KeyCorp, 6.200%
c,d
128,790
737 KKR & Company, Inc.,
Convertible, 6.000% 48,716
5,875 Morgan Stanley, 4.250%
d
109,275
4,000 Morgan Stanley, 5.850%
c,d
94,040
2,800 Morgan Stanley, 7.125%
c,d
70,392
5,500 Public Storage, 3.950%
d
101,365
5,950 Public Storage, 4.125%
d
118,405
850 Public Storage, 4.625%
d
18,725
225 Public Storage, 4.700%
d
5,065
1,450 Regions Financial Corporation,
5.700%
c,d
29,652
250 Synovus Financial Corporation,
5.875%
c,d
5,162
4,150 Truist Financial Corporation,
4.750%
d
83,332
5,900 U.S. Bancorp, 4.000%
d
99,297
6,750 Wells Fargo & Company, 4.250%
d
115,155
4,500 Wells Fargo & Company, 4.750%
d
85,680
89 Wells Fargo & Company,
Convertible, 7.500%
d
102,528
Total 2,351,080

Multidimensional Income Fund
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Preferred Stock (6.0%) Value
Utilities (0.8%)
522 AES Corporation, Convertible,
6.875% $ 42,606
7,500 CMS Energy Corporation, 4.200%
d
135,975
747 NextEra Energy, Inc., Convertible,
6.926%
b
33,832
114 NiSource, Inc., Convertible,
7.750% 11,599
8,800 Southern Company, 4.950% 202,136
Total 426,148
Total Preferred Stock
(cost $4,114,418) 3,387,846
Shares
Collateral Held for Securities
Loaned ( 2 .7% ) Value
1,557,321 Thrivent Cash Management Trust 1,557,321
Total Collateral Held for
Securities Loaned
(cost $1,557,321) 1,557,321
Shares Common Stock ( 0 .5% ) Value
Communications Services (<0.1%)
21 Windstream Services, LLC
h
199
Total 199
Consumer Discretionary (0.1%)
408 Bloomin' Brands, Inc. 10,971
9 Booking Holdings, Inc.
h
24,303
Total 35,274
Energy (0.1%)
597 Permian Resources Corporation 6,543
182 Pioneer Natural Resources
Company 37,707
Total 44,250
Financials (0.2%)
1,200 AGNC Investment Corporation 12,156
662 Annaly Capital Management, Inc. 13,247
1,200 Apollo Commercial Real Estate
Finance, Inc. 13,584
1,400 BlackRock TCP Capital
Corporation 15,274
213 Blackstone Mortgage Trust, Inc. 4,433
1,900 Chimera Investment Corporation 10,963
116 Encore Capital Group, Inc.
h
5,640
669 FS KKR Capital Corporation 12,831
1,082 Golub Capital BDC, Inc. 14,607
436 New York Community Bancorp,
Inc. 4,901
2,050 Rithm Capital Corporation 19,167
Total 126,803
Industrials (0.1%)
38 Chart Industries, Inc.
h
6,072
95 FTI Consulting, Inc.
h
18,069
33 Kaman Corporation 803
175 Uber Technologies, Inc.
h
7,555
Total 32,499
Information Technology (<0.1%)
41 InterDigital, Inc. 3,958
Shares Common Stock (0.5%) Value
Information Technology (<0.1%) - continued
20 Microchip Technology, Inc. $ 1,792
74 Western Digital Corporation
h
2,807
Total 8,557
Real Estate (<0.1%)
84 Kite Realty Group Trust 1,877
Total 1,877
Utilities (<0.1%)
418 NiSource, Inc. 11,432
Total 11,432
Total Common Stock
(cost $245,111) 260,891
Shares or
Principal
Amount Short-Term Investments ( 8 .4% ) Value
Federal Home Loan Bank Discount
Notes
300,000 4.800%, 7/19/2023
i
299,356
100,000 4.935%, 7/26/2023
i
99,692
100,000 4.870%, 8/18/2023
i
99,379
Thrivent Core Short-Term Reserve
Fund
406,554 5.460% 4,065,537
U.S. Treasury Bills
100,000 4.733%, 7/25/2023
i,j
99,694
100,000 5.083%, 8/3/2023
i,j
99,560
Total Short-Term Investments
(cost $4,763,040) 4,763,218
Total Investments (cost
$67,595,814) 107.6% $ 61,034,954
Other Assets and Liabilities, Net
(7.6%) (4,320,990)
Total Net Assets 100.0% $ 56,713,964
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2023, the value of these investments was $14,692,672 or 25.9% of
total net assets.
b All or a portion of the security is on loan.
c Denotes variable rate securities. The rate shown is as of
June 30, 2023. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
d Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
e Defaulted security.  Interest is not being accrued.
f Denotes investments purchased on a when-issued or
delayed-delivery basis.
g Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
h Non-income producing security.

Multidimensional Income Fund
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

i The interest rate shown reflects the yield.
j All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held
in Multidimensional Income Fund as of June 30, 2023
was $40,134 or 0.07% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of June 30, 2023.
Security
Acquisition
Date Cost
Credit Suisse Group AG,
12/29/2049 3/8/2017 $ 59,376
First Horizon Bank, 6.061%,
3/5/2019 6/21/2017 46,020
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Multidimensional Income
Fund as of June 30, 2023:
Securities Lending Transactions
Long-Term Fixed Income $ 603,136
Common Stock 914,197
Total lending $1,517,333
Gross amount payable upon return of
collateral for securities loaned $1,557,321
Net amounts due to counterparty $39,988
Definitions:
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
Reference Rate Index:
LIBOR 3M - ICE Libor USD Rate 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 610,485
Gross unrealized depreciation (7,492,664)
Net unrealized appreciation (depreciation) ( $ 6,882,179 )
Cost for federal income tax purposes $ 67,885,205

Multidimensional Income Fund
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2023, in valuing Multidimensional Income Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Basic Materials 1,018,140 – 1,018,140 –
Capital Goods 2,368,082 – 2,368,082 –
Collateralized Mortgage Obligations 43,454 – 43,454 –
Communications Services 2,354,100 – 2,354,100 –
Consumer Cyclical 3,609,071 – 3,609,071 –
Consumer Non-Cyclical 2,365,056 – 2,365,056 –
Energy 3,171,671 – 3,171,671 –
Financials 8,844,569 – 8,844,569 –
Mortgage-Backed Securities 6,128,638 – 6,128,638 –
Technology 1,514,206 – 1,514,206 –
Transportation 712,657 – 712,657 –
U.S. Government & Agencies 7,771,824 – 7,771,824 –
Utilities 1,627,045 – 1,627,045 –
Registered Investment Companies
U.S. Unaffiliated 5,313,214 5,235,980 – 77,234
Preferred Stock
Communications Services 375,982 345,093 30,889 –
Consumer Cyclical 133,430 133,430 – –
Energy 101,206 101,206 – –
Financials 2,351,080 2,312,999 38,081 –
Utilities 426,148 426,148 – –
Common Stock
Communications Services 199 – 199 –
Consumer Discretionary 35,274 35,274 – –
Energy 44,250 44,250 – –
Financials 126,803 126,803 – –
Industrials 32,499 32,499 – –
Information Technology 8,557 8,557 – –
Real Estate 1,877 1,877 – –
Utilities 11,432 11,432 – –
Short-Term Investments 697,681 – 697,681 –
Subtotal Investments in Securities $ 51,188,145 $ 8,815,548 $ 42,295,363 $ 77,234
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 4,223,951
Affiliated Short-Term Investments 4,065,537
Collateral Held for Securities Loaned 1,557,321
Subtotal Other Investments $ 9,846,809
Total Investments at Value $ 61,034,954
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of June 30, 2023, in valuing Multidimensional Income Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Credit Default Swaps 31,928 – 31,928 –
Total Liability Derivatives $ 31,928 $ – $ 31,928 $ –

Multidimensional Income Fund
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents Multidimensional Income Fund's swaps contracts held as of June 30, 2023. Investments totaling $199,254 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 40, 5 Year, at 5.00%, Quarterly Buy 6/20/2028 $ 1,235,000 $ – ( $ 31,928 ) ( $ 31,928 )
Total Credit Default Swaps $ – ( $ 31,928 ) ( $ 31,928 )
1 As the buyer of protection, Multidimensional Income Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Multidimensional Income Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Multidimensional Income Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2023, for Multidimensional Income
Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the
Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) $ 31,928
Total Credit Contracts 31,928
Total Liability Derivatives $ 31,928
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2023, for
Multidimensional Income Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements (12,649)
Total Credit Contracts (12,649)
Total ( $ 12,649 )
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2023, for Multidimensional Income Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements (38,884)
Total Credit Contracts (38,884)
Total ( $ 38,884 )
The following table presents Multidimensional Income Fund's average volume of derivative activity during the period ended June 30, 2023.
Derivative Risk Category Average Notional Value
Credit Contracts
Credit Default Swaps - Buy Protection ( $ 22,951 )

Multidimensional Income Fund
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Multidimensional Income
Fund, is as follows:
Fund
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
6/30/2023
Shares Held at
6/30/2023
% of Net
Assets
6/30/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $ 4,503 $ 226 $ 550 $ 4,224 551 7.5%
Total U.S. Affiliated Registered Investment
Companies 4,503 4,224 7.5
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.460% 3,702 19,784 19,420 4,066 407 7.2
Total Affiliated Short-Term Investments 3,702 4,066 7.2
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   991 10,224 9,658 1,557 1,557 2.7
Total Collateral Held for Securities Loaned 991 1,557 2.7
Total Value $ 9,196 $ 9,847
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
1/1/2023
- 6/30/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($181) $226 $ – $127
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.460% – – – 139
Total Income/Non Income Cash from Affiliated Investments $266
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 12
Total Affiliated Income from Securities Loaned, Net $12
Total ($181) $226 $ –

Thrivent Mutual Funds
Statement of Assets and Liabilities
The accompanying Notes to Financial Statements are an integral part of this statement.

As of June 30, 2023 (unaudited)
Diversified
Income Plus Fund
Multidimensional
Income Fund
Assets
Investments in unaffiliated securities at cost $931,284,086 $56,698,830
Investments in affiliated securities at cost $200,154,654 $10,896,984
Investments in unaffiliated securities at value
(#)
$926,536,108 $51,188,145
Investments in affiliated securities at value 180,575,547 9,846,809
Cash — 1,181
Foreign Currency 3
(a)
—
Dividends and interest receivable 6,800,947 496,723
Prepaid expenses 33,296 13,686
Receivable for:
Investments sold 2,599,992 98,505
Investments sold on a delayed-delivery basis 6,655,324 —
Fund shares sold 398,311 7,763
Expense reimbursements — 16,168
Variation margin on open future contracts 1,183,552 —
Total Assets 1,124,783,080 61,668,980
Liabilities
Distributions payable 193,918 20,514
Accrued expenses 70,435 24,842
Cash overdraft 651,174 —
Payable for:
Investments purchased 2,187,216 83,231
Investments purchased on a delayed-delivery basis 44,407,509 3,110,063
Return of collateral for securities loaned 12,335,692 1,557,321
Fund shares redeemed 932,889 117,918
Variation margin on open future contracts 249,390 —
Variation margin on open swap contracts 39,806 8,425
Investment advisory fees 454,373 25,898
Administrative fees 14,791 800
Distribution fees 100,207 —
Transfer agent fees 53,049 2,464
Trustee fees 1,294 303
Trustee deferred compensation 49,689 3,237
Contingent liabilities^ — —
Total Liabilities 61,741,432 4,955,016
Net Assets
Capital stock (beneficial interest) 1,146,224,378 68,112,121
Distributable earnings/(accumulated loss) (83,182,730) (11,398,157)
Total Net Assets $1,063,041,648 $56,713,964
Class S Share Capital $574,453,404 $56,713,964
Shares of beneficial interest outstanding (Class S) 86,474,970 6,655,789
Net asset value per share $6.64 $8.52
Class A Share Capital $488,588,244 $—
Shares of beneficial interest outstanding (Class A) 72,683,881 —
Net asset value per share $6.72 $—
Maximum public offering price $7.04 $—
(#)
Includes securities on loan of 11,983,764 1,517,333
(a) Foreign currency holdings, cost $3.
^ Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Mutual Funds
Statement of Operations
The accompanying Notes to Financial Statements are an integral part of this statement.

For the six months ended June 30, 2023 (unaudited)
Diversified
Income Plus Fund
Multidimensional
Income Fund
Investment Income
Dividends $2,258,652 $324,922
Taxable interest 18,221,331 937,735
Income from mortgage dollar rolls 39,415 7,043
Affiliated income from securities loaned, net 106,808 11,789
Income from affiliated investments 1,868,655 139,541
Non cash income from affiliated investments 2,439,905 126,641
Foreign tax withholding (6,589) —
Total Investment Income 24,928,177 1,547,671
Expenses
Adviser fees 2,775,339 163,000
Administrative service fees 125,454 40,038
Audit and legal fees 22,819 19,199
Custody fees 39,278 9,857
Distribution expenses Class A 615,110 —
Insurance expenses 3,982 2,178
Printing and postage expenses Class S 53,608 10,436
Printing and postage expenses Class A 50,611 —
SEC and state registration expenses 29,359 11,015
Transfer agent fees Class S 231,309 31,864
Transfer agent fees Class A 188,720 —
Trustees' fees 19,751 4,574
Other expenses 59,506 25,582
Total Expenses Before Reimbursement 4,214,846 317,743
Less:
Reimbursement from adviser — (99,461)
Total Net Expenses 4,214,846 218,282
Net Investment Income/(Loss) 20,713,331 1,329,389
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments (6,063,898) (2,256,190)
Affiliated investments (4,169,529) (180,819)
Written option contracts 169,016 —
Futures contracts 1,815,354 —
Foreign currency transactions (1,105) —
Swap agreements (556,190) (12,649)
Change in net unrealized appreciation/(depreciation)
on:
Investments 31,659,328 2,778,662
Affiliated investments 6,979,241 225,559
Written option contracts (95,970) —
Futures contracts 1,343,972 —
Foreign currency transactions 1,113 —
Swap agreements 343,330 (38,884)
Net Realized and Unrealized Gains/(Losses) 31,424,662 515,679
Net Increase/(Decrease) in Net Assets Resulting
From Operations $52,137,993 $1,845,068

Thrivent Mutual Funds
Statement of Changes in Net Assets
The accompanying Notes to Financial Statements are an integral part of this statement.

Diversified Income Plus Fund Multidimensional Income Fund
For the periods ended
6/30/2023
(unaudited) 12/31/2022
6/30/2023
(unaudited) 12/31/2022
Operations
Net investment income/(loss) $20,713,331 $34,571,458 $1,329,389 $2,759,046
Net realized gains/(losses) (8,806,352) (50,759,519) (2,449,658) (2,015,827)
Change in net unrealized appreciation/(depreciation) 40,231,014 (148,335,708) 2,965,337 (10,921,705)
Net Change in Net Assets Resulting From Operations 52,137,993 (164,523,769) 1,845,068 (10,178,486)
Distributions to Shareholders
From income/realized gains Class S (11,743,984) (19,926,427) (1,397,338) (2,876,840)
From income/realized gains Class A (9,345,206) (15,871,963) – –
Total from income/realized gains (21,089,190) (35,798,390) (1,397,338) (2,876,840)
From return of capital Class S – – – (129,715)
Total From Return of Capital – – – (129,715)
Total Distributions to Shareholders (21,089,190) (35,798,390) (1,397,338) (3,006,555)
Capital Stock Transactions
Class S
Sold 40,607,773 132,145,376 3,734,846 22,830,611
Distributions reinvested 11,372,608 19,287,790 1,280,057 2,748,660
Redeemed (65,231,206) (152,882,381) (8,596,293) (22,778,769)
Total Class S Capital Stock Transactions (13,250,825) (1,449,215) (3,581,390) 2,800,502
Class A
Sold 7,667,503 31,577,444 – –
Distributions reinvested 8,599,607 14,602,426 – –
Redeemed (37,577,730) (80,450,040) – –
Total Class A Capital Stock Transactions (21,310,620) (34,270,170) – –
Capital Stock Transactions (34,561,445) (35,719,385) (3,581,390) 2,800,502
Net Increase/(Decrease) in Net Assets (3,512,642) (236,041,544) (3,133,660) (10,384,539)
Net Assets, Beginning of Period 1,066,554,290 1,302,595,834 59,847,624 70,232,163
Net Assets, End of Period $1,063,041,648 $1,066,554,290 $56,713,964 $59,847,624
Capital Stock Share Transactions
Class S shares
Sold 6,136,542 18,789,877 433,712 2,430,177
Distributions reinvested 1,719,490 2,861,109 148,736 310,118
Redeemed (9,871,772) (22,312,145) (1,001,436) (2,520,836)
Total Class S share transactions (2,015,740) (661,159) (418,988) 219,459
Class A shares
Sold 1,145,894 4,461,703 – –
Distributions reinvested 1,284,693 2,141,992 – –
Redeemed (5,621,801) (11,665,008) – –
Total Class A share transactions (3,191,214) (5,061,313) – –

Thrivent Mutual Funds
Notes to Financial Statements
June 30, 2023
(unaudited)

(1) ORGANIZATION
Thrivent Mutual Funds (the “Trust”) was organized as a
Massachusetts Business Trust on March 10, 1987 and is registered as an open-end management investment company under the
Investment Company Act of 1940 (the “1940 Act”). The Trust is
divided into 25 separate series (each, a "Fund" and, collectively, the
"Funds"), each with its own investment objective and policies. The
Trust currently consists of four asset allocation Funds, three income plus Funds, ten equity Funds, seven fixed-income Funds, and one money market Fund.
This shareholder report includes Thrivent Diversified Income Plus
Fund and Thrivent Multidimensional Income Fund, two of the Trust’s
25 Funds. The other Funds of the Trust have a fiscal year-end of
October 31 and are presented under a separate shareholder report.
The Funds are each investment companies that follow the
accounting and reporting guidance of the Financial Accounting
Standards Board ("FASB") Accounting Standards Codification Topic
946 - Financial Services - Investment Companies.
Share Classes
— The Trust may issue an unlimited number of
shares in one or more series as the Board may authorize.  The
Trust includes two classes of shares: Class A and Class S shares.
The classes of shares differ principally in their respective distribution expenses and other class-specific expenses and arrangements.
Class A shares have an annual 12b-1 fee of 0.25% of average net assets, a reduced fee of 0.125% or no fee.  For the Funds presented under this shareholder report, Class A shares have an annual 12b-1 fee of 0.25% and a maximum front-end sales load of 4.50%. Class S shares are offered at net asset value and have no annual 12b-1 fees.
The share classes have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. Thrivent
High Income Municipal Bond Fund, Thrivent Low Volatility Equity
Fund, Thrivent Mid Cap Growth Fund, Thrivent Mid Cap Value Fund,
Thrivent Multidimensional Income Fund and Thrivent Small Cap
Growth Fund offer only Class S Shares; each of the other 19 Funds of the Trust offer Class A and Class S shares.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide general damage clauses. The Trust’s maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.
(2) SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— The Funds record their investments
at fair value using market quotations when they are readily available pursuant to Rule 2a-5.  The Funds' investments are recorded at fair value determined in good faith when market quotations are not readily available.  Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time.  Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price. Exchange cleared swap agreements are valued at the clearinghouse end of day price.  Swap agreements not cleared on exchanges will be valued at the mid-price from the primary approved pricing service.  Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates
provided by the pricing service.  Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.
The Board has chosen the Funds' investment Adviser as the
valuation designee, responsible for daily valuation of the Funds'
securities. The Adviser has formed a Valuation Committee (the
“Committee”) that is responsible for overseeing the Funds' valuation policies in accordance with Valuation Policies and Procedures.  The
Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the
Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles (“GAAP”), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities: typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk; typically included in this level are fixed income securities,

Thrivent Mutual Funds
Notes to Financial Statements
June 30, 2023
(unaudited)

international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Funds value certain
foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities (including
ADRs, New York registered shares, and ETFs), and futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events.  The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.
Foreign Currency Translation
— The accounting records of
each Fund are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.
Foreign currency amounts related to the purchase or sale of
securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Funds do not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of
Operations.
For federal income tax purposes, the Funds treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.
Federal Income Taxes
— No provision has been made for
income taxes because each Fund’s policy is to qualify as a
regulated investment company under the Internal Revenue Code and distribute substantially all investment company taxable income and net capital gain on a timely basis. It is also the intention of each Fund to distribute an amount sufficient to avoid imposition of any federal excise tax. The Funds, accordingly, anticipate paying no federal taxes and no federal tax provision was recorded. Each
Fund is treated as a separate taxable entity for federal income tax purposes. Funds may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
 GAAP requires management of the Funds (i.e., the Adviser) to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely than not”
standard that, based on the technical merits of the position, it would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-
likely-than-not recognition threshold, the Adviser must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.
The Adviser analyzed all open tax years, as defined by the
statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Funds include U.S. Federal and certain state jurisdictions as well as certain foreign countries. The Funds' federal income tax returns are subject to examination for a period of three years after the filing of the return for the tax period. State returns may be subject to examination for an additional year depending on the jurisdiction.  The Funds have no examinations in progress and none are expected at this time.
As of June 30, 2023, the Adviser has reviewed all open tax years and major jurisdictions and concluded that there is no effect to the Funds’ tax liability, financial position or results of operations.
There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
Foreign Income Taxes
— Funds are subject to foreign income
taxes imposed by certain countries in which they invest. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. These amounts are shown as foreign tax withholding in the Statement of Operations.
The Funds pay tax on foreign capital gains, where applicable. Taxes paid on foreign capital gains, if any, are included in the net realized gains/(losses) on investments on the Statement of Operations.
Expenses and Income
— Estimated expenses are accrued
daily. The Funds are charged for those expenses that are directly attributable to them. Expenses that are not directly attributable to a Fund are allocated among all appropriate Funds in proportion to their respective net assets or number of shareholder accounts, or other reasonable basis. Net investment income, expenses which

Thrivent Mutual Funds
Notes to Financial Statements
June 30, 2023
(unaudited)

are not class-specific, and realized and unrealized gains and losses are allocated directly to each class based upon the relative net asset value of outstanding shares.
Interest income is recorded daily on all debt securities, as is accretion of market discount and original issue discount and amortization of premium. Paydown gains and losses on mortgage-
backed and asset-backed securities are recorded as components of interest income. Dividend income and capital gain distributions are recorded on the ex-dividend date.  However, certain dividends from foreign securities are recorded as soon as the information is available to the Funds.  Non-cash income, if any, is recorded at the fair market value of the securities received.
For certain securities, including real estate investment trusts, the Funds record distributions received in excess of income as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions as adjustments to investment income, unrealized appreciation/depreciation and realized gain/loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.
Distributions to Shareholders
— Net investment income is
distributed to each shareholder as a dividend.  Dividends from
Diversified Income Plus Fund and Multidimensional Income Fund
are declared and paid monthly. It is possible that such dividends may be reclassified as return of capital or capital gains after year end. Such determination cannot be made until tax information is received from the real estate investments of the Fund. Net realized gains from securities transactions, if any, are paid at least annually after the close of the fiscal year. In addition, the funds may claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.
Derivative Financial Instruments
— Each Fund may invest in
derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments. Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each Fund may use derivatives for hedging
(attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-
based derivatives to manage the risk of its positions in foreign securities. Each Fund may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter ("OTC").
A derivative may incur a loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such
Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate
customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the
Funds' expenses and can eliminate some opportunities for gains.
In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc.
Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and
typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event.
Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivatives'
payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of derivative.
Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for
margining in excess of the minimum requirements in certain
situations. Collateral terms are contract specific for OTC derivatives
(foreign currency exchange contracts, options and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the Schedule of Investments. To the

Thrivent Mutual Funds
Notes to Financial Statements
June 30, 2023
(unaudited)

extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Options
— Each of the Funds may buy put and call options and
write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.
Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a
Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid.
There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required. In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Fund’s collateral posting requirements.
As the option increases in value to the Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.
During the six months ended June 30, 2023, Diversified Income
Plus used options on mortgage backed securities to generate
income and/or to manage duration of the Fund.
Futures Contracts
— Each of the Funds may use futures
contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker.
Additional securities held by the Funds may be earmarked to cover open futures contracts. A futures contract’s daily change in value
(“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the six months ended June 30, 2023, Diversified Income
Plus used treasury futures to manage the duration and yield curve exposure of the respective Fund versus its benchmark.
During the six months ended June 30, 2023, Diversified Income
Plus used equity futures to manage exposure to the equities market.
During the six months ended June 30, 2023, Diversified Income
Plus used foreign exchange futures to hedge the currency risk.
Swap Agreements
— Each of the Funds may enter into swap
transactions, which involve swapping one or more investment
characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the
Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations.
Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter.
In these types of transactions, the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the
Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund

Thrivent Mutual Funds
Notes to Financial Statements
June 30, 2023
(unaudited)

receives collateral from the counterparty. Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.
Credit Default Swaps
— A credit default swap ("CDS") is a swap
agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a CDS swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a CDS contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a CDS is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.
Certain Funds enter into credit default derivative contracts directly through CDS or through credit default swap indices ("CDX
Indices"). CDX Indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to increase or decrease diversified credit exposure to these asset classes.
Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount.
Funds buy default protection in order to reduce their overall credit exposure to the corporate bond and/or loan markets in a cost-
efficient and diversified structure. If a default event as specified in the CDS reference entity agreement occurs, the Fund has the option to receive a cash payment in exchange for the credit loss of the reference entity obligation as of the date of the credit event. A realized gain or loss is recorded upon a default event or the maturity or termination of the CDS agreement.
For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which could include a reduction in interest or principal, maturity extension and subordination to other obligations.
During the six months ended June 30, 2023, Diversified Income
Plus and Multidimensional Income used CDX Indexes (comprised of credit default swaps) to help manage credit risk exposures within the Fund.
For financial reporting purposes, the Funds do not offset
derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
The amounts presented in the table below are offset first by financial instruments that have the right to offset under master netting or similar arrangements, then any remaining amount is reduced by cash and non-cash collateral received/pledged.  The actual amounts of collateral may be greater than the amounts presented in the table.
The following table presents the gross and net information about liabilities subject to master netting arrangements, as presented in the Statement of Assets and Liabilities:
Mortgage Dollar Roll Transactions
— Certain Funds enter
into dollar roll transactions on securities issued or to be issued by the Government National Mortgage Association, Federal
National Mortgage Association and Federal Home Loan Mortgage
Corporation, in which the Funds sell mortgage securities and simultaneously agree to repurchase similar (same type and coupon)
securities at a later date at an agreed upon price. The Funds must maintain liquid securities having a value at least equal to the repurchase price (including accrued interest) for such dollar rolls. In addition, the Funds are required to segregate collateral with the fund
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Fund
Gross Amounts
of Recognized
Liabilities
Gross
Amounts
Offset
Net Amounts
of Recognized
Liabilities
Financial
Instruments
Cash
Collateral
Pledged
Non-Cash
Collateral
Pledged
(**)
Net Amount
Diversified Income Plus
Securities Lending 12,335,692 – 12,335,692 11,983,764 – – 351,928
(^)
Multidimensional Income
Securities Lending 1,557,321 – 1,557,321 1,517,333 – – 39,988
(^)
(**)
Excess of collateral pledged to the counterparty may not be shown for financial reporting purposes.
(^)
Net securities lending amounts represent the net amount payable to the counterparty in the event of a default.

Thrivent Mutual Funds
Notes to Financial Statements
June 30, 2023
(unaudited)

custodian (depending on market movements) on their mortgage
dollar rolls.  The value of the securities that the Funds are required to purchase may decline below the agreed upon repurchase price of those securities.
During the period between the sale and repurchase, the Funds forgo principal and interest paid on the mortgage securities sold.
The Funds are compensated from negotiated fees paid by brokers offered as an inducement to the Funds to "roll over" their purchase commitments, thus enhancing the yield. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract.  These purchase and sale transactions may increase portfolio turnover rate.  The fees received are recognized over the roll period and are included in Income from mortgage dollar rolls in the Statement of Operations.
Securities Lending
— The Trust has entered into a Securities
Lending Agreement (the “Agreement”) with Goldman Sachs
Bank USA doing business as Goldman Sachs Agency
Lending ("GSAL"). The Agreement authorizes GSAL to lend
securities to authorized borrowers on behalf of the Funds.
Pursuant to the Agreement, loaned securities are typically initially collateralized equal to at least 102% of the market value of U.S.
securities and 105% of the market value of non-U.S. securities. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received.  Any additional collateral is adjusted and settled on the next business day.  The
Trust has the ability to recall the loans at any time and could do so in order to vote proxies or sell the loaned securities.  All cash collateral received is invested in Thrivent Cash Management Trust. The Funds receive dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in
Thrivent Cash Management Trust, net of rebates, fees paid to GSAL for services provided and any other securities lending expenses, are included in affiliated income from securities loaned, net on the Statement of Operations.  By investing any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, a Fund could lose money.
Generally, in the event of borrower default, a Fund has the right to use the collateral to offset any losses incurred.  However, in the event a Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss.  Some of these losses may be indemnified by the lending agent.
As of June 30, 2023, the value of securities on loan is as follows:
When-Issued and Delayed-Delivery Transactions
— Each
Fund may purchase or sell securities on a when-issued or delayed-
delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value.
A Fund may dispose of a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, a Fund does not participate in future gains and losses with respect to the security.
Treasury Inflation Protected Securities
— Certain Funds
may invest in treasury inflation protected securities ("TIPS"). These securities are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The coupon interest rate is generally fixed at issuance. Interest is paid based on the principal value, which is adjusted for inflation. Any increase in the principal amount will be included as taxable interest in the Statement of Operations and received in cash upon maturity or sale of the security.
Stripped Securities
— Certain Funds may invest in interest only
and principal only stripped mortgage or asset backed securities.
These securities represent a participation in securities that are structured in classes with rights to receive different portions of the interest and principal. Interest only securities receive all the interest, and principal only securities receive all the principal.  Interest only securities are particularly sensitive to changes in interest rates and therefore are subject to greater fluctuation in prices than typical interest bearing debt securities. As interest rates rise, the value of the interest only security increases. Similarly, as interest rates decrease, the value of the interest only security decreases. If the underlying pool of mortgages or assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in an interest only security. Principal only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is also highly sensitive to changes in interest rates.  As interest rates increase, the price of the principal only security decreases.  Similarly, as interest rates decrease, the price of the principal only security increases.  The principal only security represents the payment with the longest maturity, therefore making it the most sensitive to interest rate changes.
Accounting Estimates
— The preparation of financial statements
in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Contingent Liabilities
— In the event of adversary action
proceedings where a Fund is a defendant, a loss contingency will
Fund Securities on Loan
Diversified Income Plus $ 11,983,764
Multidimensional Income 1,517,333

Thrivent Mutual Funds
Notes to Financial Statements
June 30, 2023
(unaudited)

not be accrued as a liability until the amount of potential damages and the likelihood of loss can be reasonably estimated.  For the six months ended June 30, 2023, no Fund reported an accrual for contingent liabilities.
Litigation
— Awards from class action litigation are recorded as
a reduction of cost if the Fund still owns the applicable securities on the payment date.  If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Bank Loans (Leveraged Loans)
— Certain Funds may invest in
bank loans, which are senior secured loans that are made by banks or other lending institutions to companies that are typically rated below investment grade.  A Fund may invest in multiple series or tranches of a bank loan, with varying terms and different associated risks.  Transactions in bank loan securities may settle on a delayed basis, which may result in the proceeds of the sale to not be readily available for a Fund to make additional investments.  Interest rates of bank loan securities typically reset periodically, as the rates are tied to a reference index rate, plus a premium.  Income is recorded daily on bank loan securities.  On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit of the bank loan.  This commitment fee is accrued as income over the term of the bank loan.  A Fund may receive consent and amendment fees for accepting an amendment to the current terms of a bank loan.  Consent and amendment fees are accrued as income when the changes to the bank loan are immaterial and to capital when the changes are material.
All or a portion of these bank loan commitments may be unfunded.
A Fund is obligated to fund these commitments at the borrower’s discretion. Therefore, the Fund must have funds sufficient to cover its contractual obligation. These unfunded bank loan commitments, which are marked-to-market daily, are presented in the Schedule of
Investments.
Line of Credit
— Each Fund along with other portfolios managed
by the investment adviser or an affiliate, participate in a $100 million
($50 million committed, $50 million uncommitted) credit facility (the
"line of credit") issued by State Street Bank and Trust Company to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.  Interest is charged to each participating Fund based on its borrowings at the higher of the Federal Funds Rate or the Overnight Funding Rate
plus, in each case, 0.10% plus a margin of 1.25%.  Each borrowing under the credit facility matures no later than 30 calendar days after the date of the borrowing.  Each participating Fund pays a commitment fee in proportion to their respective net assets.  The line of credit shall expire on December 19, 2023 unless extended by mutual agreement of State Street Bank and Trust Company and the
Funds.  The Funds had no borrowings during the six months ended
June 30, 2023.
Recent Accounting Pronouncements
—
Reference Rate Reform
In March 2020, the FASB issued Accounting Standards Update
("ASU") No. 2020-04 Reference Rate Reform, which provides optional guidance to ease the potential accounting burden associated with transitioning from the London Interbank Offered Rate (" LIBOR") and other reference rates expected to be discontinued.  In December
2022, the FASB issued ASU No. 2022-06 as an update to this
standard which was effective immediately upon release and can be applied prospectively through December 31, 2024.  At this time, management is evaluating implications of these changes on the financial statement disclosures.  Management is also currently actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadline.
Other
— For financial statement purposes, investment security
transactions are accounted for on the trade date. Realized gains and losses from investment transactions are determined on a
specific cost identification basis, which is the same basis used for federal income tax purposes.
(3) FEES AND COMPENSATION PAID TO AFFILIATES
Investment Advisory Fees
— The Trust has entered into an Investment Advisory Agreement with Thrivent Asset Mgt. Under the Investment
Advisory Agreement, each of the Funds pays a fee for investment advisory services. The fees are accrued daily and paid monthly. The annual rates of fees as a percent of average daily net assets under the Investment Advisory Agreement were as follows:
Fund (M - Millions)
$0 to
$50M
Over $50
to $100M
Over
$100 to
$200M
Over
$200 to
$250M
Over
$250 to
$500M
Over
$500 to
$750M
Over
$750 to
$1,000M
Over
$1,000 to
$2,000M
Over
$2,000 to
$2,500M
Over
$2,500 to
$5,000M
Over
$5,000M
Diversified Income Plus 0.550% 0.550% 0.550% 0.550% 0.550% 0.50 0% 0.50 0% 0.475% 0.475% 0.45 0% 0.425%
Multidimensional Income 0.550% 0.550% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500%

Thrivent Mutual Funds
Notes to Financial Statements
June 30, 2023
(unaudited)

Expense Reimbursements
— For the six months ended June
30, 2023, contractual expense reimbursements to limit expenses to the following percentages were in effect:
1
Prior expense cap of 0.71% on Class S expired on 2/28/2023.
Expense reimbursements are accrued daily and paid by Thrivent
Asset Mgt. monthly. Thrivent Asset Mgt. does not recoup amounts previously reimbursed or waived in prior fiscal years, but may recoup amounts reimbursed or waived in prior months within the same fiscal year. Acquired fund fees and expenses incurred by the
Funds by investing in other open-ended funds are excluded from reimbursements accrued by the Funds.
Subject to certain limitations, each Fund may invest cash in other
Funds, Thrivent Cash Management Trust, and Thrivent Core Funds.
These related-party transactions are subject to the same terms as non-related party transactions. To avoid duplicate investment advisory fees, Thrivent Asset Mgt. reimburses an amount equal to any investment advisory fees indirectly incurred by the Fund as a result of its investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash
Management Trust.
Distribution Plan
— Thrivent Distributors, LLC is the Trust's
distributor.  The Trust has adopted a Distribution Plan pursuant to
Rule 12b-1 under the 1940 Act.  Class A shares have an annual 12b-1 fee of 0.25% of average net assets, a reduced fee of 0.125% or no fee.  For the Funds presented under this shareholder report, Class
A shares have an annual 12b-1 fee of 0.25%.
Sales Charges and Other Fees
— For the six months ended
June 30, 2023, Thrivent Investment Management Inc. and Thrivent
Distributors, LLC received $10,529 of aggregate underwriting concessions from the sales of the Trust’s Class A shares. Sales charges are not an expense of the Trust and are not reflected in the financial statements of any of the Funds.
The Trust has entered into an accounting and administrative
services agreement with Thrivent Asset Mgt. pursuant to which
Thrivent Asset Mgt. provides certain accounting and administrative personnel and services to the Funds. Each Fund pays a fee equal to the sum of $70,000 plus 0.017% of the Fund's average daily net assets to Thrivent Asset Mgt.  These fees are accrued daily and paid monthly.  For the six months ended June 30, 2023, Thrivent Asset
Mgt. received aggregate fees for accounting and administrative personnel and services of $165,492 from the Funds covered in this shareholder report.
The Trust has entered into an agreement with Thrivent
Financial Investor Services Inc. (“Thrivent Investor Services”) to
provide transfer agency and dividend payment services necessary to the Funds on a per-account basis for direct-at-fund accounts, and sub transfer agency services based on assets under management for third party intermediary accounts. These fees are accrued daily and paid monthly.  For the six months ended June 30, 2023, Thrivent
Investor Services received $459,597 from the Funds for transfer agent services covered in this shareholder report.
Each Trustee who is not affiliated with the Adviser receives an annual fee from the Trust for services as a Trustee and is eligible to participate in a deferred compensation plan with respect to fees received from the Funds. Participants in the plan may designate their deferred Trustee’s fees as if invested in a series of Thrivent
Mutual Funds.  Thrivent Money Market Fund is not eligible for the deferred plan. The value of each Trustee’s deferred compensation account will increase or decrease as if invested in shares of the designated series. Their fees as well as the change in value are included in Trustee’s fees in the Statement of Operations. The deferred fees remain in the appropriate series of Thrivent Mutual
Funds until distribution in accordance with the plan. The Payable for trustee deferred compensation, located in the Statement of Assets and Liabilities, is unsecured.
Those Trustees not participating in the above plan received $19,507 in fees from the Funds covered in this shareholder report for the six months ended June 30, 2023. In addition, the Trust reimbursed independent Trustees for reasonable expenses incurred in relation to attendance at Board meetings and industry conferences.
Certain officers and non-independent Trustees of the Trust are officers and directors of Thrivent Asset Mgt., Thrivent Distributors,
LLC, and Thrivent Investor Services; however, they receive no compensation from the Trust. Affiliated employees and board
consultants are reimbursed for reasonable expenses incurred in relation to board meeting attendance.
Acquired Fund Fees and Expenses
— Some Funds invest in
other open-ended funds. Fees and expenses of those underlying funds are not included in those Funds' expense ratios reported in the
Financial Highlights. The Funds indirectly bear their proportionate share of the annualized weighted average expense ratio of the underlying funds in which they invest. There are no advisory fees for Thrivent Core Funds, and therefore no reimbursement is made related to investments in these Funds.  This contractual provision may be terminated upon the mutual agreement between the
independent Trustees of the Trust and the Adviser.
Interfund Lending
— The Funds may participate in an interfund
lending program (the "Program") pursuant to an exemptive order issued by the SEC.  The Program permits the Funds to borrow cash for temporary purposes from Thrivent Core Short-Term Reserve
Fund.  Interest is charged to each participating Fund based on its borrowings at the average of the repo rate and bank loan rate, each as defined in the Program.  Each borrowing made under the
Program matures no later than seven calendar days after the date of the borrowing, and each borrowing must be securitized by a pledge of segregated collateral with a market value at least equal to 102%
Fund Class A Class S
Expiration
Date
Multidimensional Income
1
N/A 0.75% 2/28/2024

Thrivent Mutual Funds
Notes to Financial Statements
June 30, 2023
(unaudited)

of the outstanding principal value of the loan.  For the six months ended June 30, 2023, none of the Funds borrowed cash through the Program.
(4) TAX INFORMATION
Distributions are based on amounts calculated in accordance
with applicable federal income tax regulations, which may differ from GAAP. To the extent these differences are permanent in nature,
GAAP requires such amounts to be reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. At fiscal year-end, the character and amount of distributions, on a tax basis and components of distributable earnings, are finalized. Therefore, as of
June 30, 2023, the tax basis balance has not yet been determined.
At December 31, 2022, the following Funds had accumulated
capital loss carryovers as follows:
To the extent that these Funds realize net capital gains, taxable distributions will be reduced by any unused capital loss carryovers as permitted by the Internal Revenue Code.
(5) SECURITY TRANSACTIONS
Purchases and Sales of Investment Securities
— For the
six months ended June 30, 2023, the cost of purchases and the proceeds from sales of investment securities, other than U.S.
Government and short-term securities, were as follows:
Purchases and Sales of U.S. Government Securities were:
Investments in Restricted Securities
— Certain Funds may
own restricted securities which were purchased in private placement transactions without registration under the Securities Act of 1933.
Unless such securities subsequently become registered, they
generally may be resold only in privately negotiated transactions with a limited number of purchasers. As of June 30, 2023, the following Funds held restricted securities:
The Funds have no right to require registration of unregistered securities.
(6) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
The Funds are permitted to engage in securities transactions with affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board. The procedures have
been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is executed at the current market price.
During the six months ended June 30, 2023, Diversified Income
Plus Fund engaged in sale transactions in the amount of $4,855,060 with a gain of $254,418, pursuant to Rule 17a-7 of the 1940 Act.
These transaction amounts were greater than 0.045% of each fund's net assets.
(7) RELATED PARTY TRANSACTIONS
As of June 30, 2023, no related parties held shares in excess of
5% of the Funds covered in this shareholder report. Subscription and redemption activity by concentrated accounts may have a
significant effect on the operation of these Funds. In the case of a large redemption, these Funds may be forced to sell investments at inopportune times, resulting in additional losses for the Funds.
(8) SUBSEQUENT EVENTS
The Adviser of the Funds has evaluated the impact of subsequent events through the date the financial statements were issued, and, except as already included in the Notes to Financial Statements, has determined that no additional items require disclosure.
(9) MARKET RISK
Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline.  The value of a Fund's investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund's benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including the spread of infectious illness, public health threats, war, terrorism, natural disasters or similar events. As of June 30, 2023, no Funds had portfolio concentration greater than 25% in certain sectors.
(10) SIGNIFICANT RISKS
Investing in the Funds involves risks.  The following is an
alphabetical list of significant risks in investing in the Funds.  The
Fund
Capital Loss
Carryover
Diversified Income Plus $ 50,980,766
Multidimensional Income 1,956,528
In thousands
Fund Purchases
Sales/
Paydowns
Diversified Income Plus $153,174 $194,615
Multidimensional Income 5,796 14,588
In thousands
Fund Purchases
Sales/
Paydowns
Diversified Income Plus $265,259 $278,402
Multidimensional Income 26,670 22,524
Fund
Number of
Securities
Percent of Fund's
Net Assets
Diversified Income Plus 2 0.04%
Multidimensional Income 2 0.07%

Thrivent Mutual Funds
Notes to Financial Statements
June 30, 2023
(unaudited)

risks applicable to each Fund are listed in the Portfolio Perspectives section above.
Allocation Risk
— The Fund’s investment performance depends
upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended
periods. Therefore, a principal risk of investing in the Fund is that the allocation strategies used and the allocation decisions made will not produce the desired results.
Closed-End Fund (“CEF”) Risk
— Investments in CEFs are
subject to various risks, including reliance on management’s ability to meet a CEF’s investment objective and to manage a CEF’s
portfolio; fluctuation in the market value of a CEF’s shares compared to the changes in the value of the underlying securities that the
CEF owns (i.e., trading at a discount or premium to its net asset value); and that CEFs are permitted to invest in a greater amount of
“illiquid” securities than typical mutual funds. The Fund is subject to a pro-rata share of the management fees and expenses of each
CEF in addition to the Fund’s management fees and expenses,
resulting in Fund shareholders subject to higher expenses than if they invested directly in CEFs.
Conflicts of Interest Risk
— An investment in the Fund will
be subject to a number of actual or potential conflicts of interest.
For example, the Adviser or its affiliates may provide services to the Fund for which the Fund would compensate the Adviser and/
or such affiliates. The Fund may invest in other pooled investment vehicles sponsored, managed, or otherwise affiliated with the
Adviser, including other Funds. The Adviser may have an incentive
(financial or otherwise) to enter into transactions or arrangements on behalf of the Fund with itself or its affiliates in circumstances where it might not have done so otherwise.
The Adviser or its affiliates manage other investment funds and/
or accounts (including proprietary accounts) and have other clients with investment objectives and strategies that are similar to, or overlap with, the investment objective and strategy of the Fund, creating conflicts of interest in investment and allocation decisions regarding the allocation of investments that could be appropriate for the Fund and other clients of the Adviser or their affiliates.
Convertible Securities Risk
— Convertible securities are subject
to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return.
Credit Risk
— Credit risk is the risk that an issuer of a debt security
to which the Fund is exposed may no longer be able or willing to pay its debt. As a result of such an event, the debt security may decline in price and affect the value of the Fund.
Cybersecurity Risk
— The Funds and their service providers
may be susceptible to operational, information security, privacy, fraud, business disruption, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events.
Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems to misappropriate assets or sensitive information, corrupt data, or otherwise disrupt operations. Cyber incidents affecting the Adviser, or other service providers (including, but not limited to, fund accountants, custodians, transfer agents, and financial intermediaries) have the ability to disrupt and impact business operations, potentially resulting in financial losses, by interfering with the Funds’ ability to calculate their NAV, corrupting data or preventing parties from sharing information necessary for the Funds’ operation, preventing or slowing trades, stopping shareholders from making transactions, potentially subjecting the
Funds or the Adviser to regulatory fines and penalties, and creating additional compliance costs. Similar types of cyber security risks are also present for issuers or securities in which the Funds may invest, which could result in material adverse consequences for such issuers and may cause the Funds’ investments in such companies to lose value. While the Funds’ service providers have established business continuity plans in the event of such cyber incidents, there are inherent limitations in such plans and systems. Additionally, the
Funds cannot control the cybersecurity plans and systems put in place by their service providers or any other third parties whose operations may affect the Funds or their shareholders. Although each Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect a Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures or other disruptions in service. The value of an investment in a
Fund’s shares may be adversely affected by the occurrence of the operational errors or failures or technological issues or other similar events and a Fund and its shareholders may bear costs tied to these risks.
Derivatives Risk
— The use of derivatives (such as futures,
options, credit default swaps, and total return swaps) involves additional risks and transaction costs which could leave a Fund in a worse position than if it had not used these instruments. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and a Fund could lose much more than the original amount invested. Derivatives can be highly volatile,

Thrivent Mutual Funds
Notes to Financial Statements
June 30, 2023
(unaudited)

illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.
Some derivatives may give rise to a form of economic leverage and may expose the Fund to greater risk and increase its costs.
Such leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations.
Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage. Futures contracts, options on futures contracts, forward contracts, and options on derivatives can allow the Fund to obtain large investment exposures in return for meeting relatively small margin requirements. As a result, investments in those transactions may be highly leveraged.
The success of a Fund’s derivatives strategies will depend on the Adviser’s ability to assess and predict the impact of market or economic developments on the underlying asset, index or
rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.
Swap agreements may involve fees, commissions or other costs that may reduce a Fund’s gains from a swap agreement or may
cause a Fund to lose money. Futures contracts are subject to the risk that an exchange may impose price fluctuation limits, which may make it difficult or impossible for a Fund to close out a position when desired.
Emerging Markets Risk
— The risks and volatility of investing
in foreign securities is increased in connection with investments in emerging markets. The economic, political and market structures of developing countries in emerging markets, in most cases, are not as strong as the structures in the U.S. or other developed countries in terms of wealth, stability, liquidity and transparency. A Fund may not achieve its investment objective and portfolio performance will likely be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies, and the risks of such events are heightened within emerging market countries. Fund performance may also be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries with less developed or unreliable legal, tax, regulatory, accounting, recordkeeping and corporate governance systems
and standards. In particular, there may be less publicly available and transparent information about issuers in emerging markets than would be available about issuers in more developed capital markets because such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets may also have differing legal systems, many of which provide fewer security holder rights and practical remedies to pursue claims than are available for securities of companies in the U.S. or other developed countries, including class actions or fraud claims.
Significant buying or selling actions by a few major investors may also heighten the volatility of emerging market securities.
Equity Security Risk
— Equity securities held by the Fund may
decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, geographic region, company, industry, or sector of the market. From time to time, the
Fund may invest a significant portion of its assets in companies in one particular country or geographic region or one or more related sectors or industries, which would make the Fund more vulnerable to adverse developments affecting such countries, geographic regions, sectors or industries. Equity securities are generally more volatile than most debt securities.
ETF Risk
— An ETF is subject to the risks of the underlying
investments that it holds. In addition, for index-based ETFs, the performance of an ETF may diverge from the performance of such index (commonly known as tracking error). ETFs are subject to fees and expenses (like management fees and operating expenses)
that do not apply to an index, and the Fund will indirectly bear its proportionate share of any such fees and expenses paid by the
ETFs in which it invests. Because ETFs trade on an exchange, there is a risk that an ETF will trade at a discount to net asset value or that investors will fail to bring the trading price in line with the underlying shares (known as the arbitrage mechanism). There is the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities.
Foreign Currency Risk
— The value of a foreign currency may
decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented,
how each one appreciates or depreciates in relation to the U.S.
dollar, and whether currency positions are hedged. Under normal conditions, the Fund does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.
Foreign Securities Risk
— Foreign securities generally carry
more risk and are more volatile than their domestic counterparts, in part because of potential for higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates where investments are denominated in currencies other than the U.S. dollar. Certain events in foreign markets may adversely affect foreign and domestic issuers, including interruptions in the global supply chain, market closures, war, terrorism, natural disasters and outbreak of infectious diseases. The Fund’s
investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices, and impair the

Thrivent Mutual Funds
Notes to Financial Statements
June 30, 2023
(unaudited)

Fund’s ability to repatriate capital or income. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid.
Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.
Government Securities Risk
— The Fund invests in securities
issued or guaranteed by the U.S. government or its agencies
and instrumentalities (such as Federal Home Loan Bank, Ginnie
Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Federal Home Loan Banks, Ginnie Mae, Fannie Mae
or Freddie Mac are not issued directly by the U.S. government.
Ginnie Mae is a wholly owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-
related organizations such as Federal Home Loan Banks, Fannie
Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S.
government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. government securities may be affected by changes in the credit rating of the U.S. government, which may be negatively impacted by rising levels of indebtedness. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.
High Yield Risk
— High yield securities – commonly known
as “junk bonds” – to which the Fund is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected. High yield securities generally have a less liquid resale market.
Interest Rate Risk
— Interest rate risk is the risk that prices of debt
securities decline in value when interest rates rise for debt securities that pay a fixed rate of interest. Debt securities with longer durations
(a measure of price sensitivity of a bond or bond fund to changes in interest rates) or maturities (i.e., the amount of time until a bond’s issuer must pay its principal or face value) tend to be more sensitive to changes in interest rates than debt securities with shorter durations or maturities. Changes in general economic conditions, inflation, and monetary policies, such as certain types of interest rate changes by the Federal Reserve, could affect interest rates and the value of some securities. During periods of low interest rates or when inflation rates are high or rising, the Fund may be subject to a greater risk of rising interest rates.
Investment Adviser Risk
— The Fund is actively managed and
the success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Fund invests. The assessment of potential Fund
investments may prove incorrect, resulting in losses or poor performance, even in rising markets. There is also no guarantee that the Adviser will be able to effectively implement the Fund’s investment objective.
Issuer Risk
— Issuer risk is the possibility that factors specific to
an issuer to which the Fund is exposed will affect the market prices of the issuer’s securities and therefore the value of the Fund.
Large Cap Risk
— Large-sized companies may be unable to
respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Large Shareholder Risk
— From time to time, shareholders
of a Fund (which may include institutional investors, financial intermediaries, or affiliated Funds) may make relatively large redemptions or purchases of shares. These transactions may
cause a Fund to sell securities at disadvantageous prices or invest additional cash, as the case may be. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on a Fund’s performance to the extent that a Fund may be required to sell securities or invest cash at times when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of portfolio securities. In addition, a large redemption could result in a
Fund's current expenses being allocated over a smaller asset base, leading to an increase in the Fund's expense ratio.
Leveraged Loan Risk
— Leveraged loans (also known as
bank loans) are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive. Also, some leveraged loans are known as “covenant lite” loans, which have contractual provisions that are more favorable to borrowers and provide less protection for lenders such as the Fund. As a result, the Fund could experience relatively greater difficulty or delays in enforcing its rights on its holdings of covenant lite loans than its holdings of loans with financial maintenance covenants, which may result in losses. In the event of fraud or misrepresentation, the Fund may not be protected

Thrivent Mutual Funds
Notes to Financial Statements
June 30, 2023
(unaudited)

under federal securities laws with respect to leveraged loans that may not be in the form of “securities.” The settlement period for some leveraged loans may be more than seven days.
LIBOR Risk
— The Fund may be exposed to financial instruments
that are tied to LIBOR (London Interbank Offered Rate) to determine payment obligations, financing terms or investment value. Such financial instruments may include bank loans, derivatives, floating rate securities, certain asset backed securities, and other assets or liabilities tied to LIBOR. In 2017, the head of the U.K. Financial
Conduct Authority announced a desire to phase out the use of
LIBOR by the end of 2021. As a result, market participants have begun transitioning away from LIBOR, but certain obstacles remain with regard to converting certain securities and transactions to a new benchmark or benchmarks. Although many LIBOR rates were
phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until
June 2023 in order to assist with the transition. On December 16,
2022, the Federal Reserve Board adopted a rule that would replace
LIBOR in certain financial contracts using benchmark rates based on the Secured Overnight Financing Rate (SOFR) after June 30,
2023. Various financial industry groups have been planning for the transition away from LIBOR, but there remains uncertainty regarding potential effects of the transition away from LIBOR on the Fund or its investments. Any additional regulatory or market changes that occur as a result of the transition away from LIBOR and the adoption of alternative reference rates may have an adverse impact on the value of the Fund's investments, performance or financial condition, and might lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates.
Liquidity Risk
— Liquidity is the ability to sell a security relatively
quickly for a price that most closely reflects the actual value of the security. To the extent that dealers do not maintain inventories of bonds that keep pace with the growth of the bond markets
over time, relatively low levels of dealer inventories could lead to decreased liquidity and increased volatility in the fixed income markets, particularly during periods of economic or market stress.
As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.
Market Risk
— Over time, securities markets generally tend to
move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by
the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including the spread of infectious illness such as the outbreak of COVID-19, public health crises, war, terrorism, natural disasters or similar events.
Mortgage-Backed and Other Asset-Backed Securities Risk
— The value of mortgage-backed and asset-backed securities
will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-
related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-
backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise.
This effect may cause the value of the Fund to decline and reduce the overall return of the Fund. Mortgage-backed securities are also subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.
Other Funds Risk
— Because the Fund invests in other funds,
the performance of the Fund is dependent, in part, upon the
performance of other funds in which the Fund may invest. As a result, the Fund is subject to the same risks as those faced by the other funds. In addition, other funds may be subject to additional fees and expenses that will be borne by the Fund.
Portfolio Turnover Rate Risk
— The Fund may engage in
active and frequent trading of portfolio securities in implementing its principal investment strategies. A high rate of portfolio turnover
(100% or more) involves correspondingly greater expenses which are borne by the Fund and its shareholders and may also result in short-term capital gains taxable to shareholders.
Preferred Securities Risk
— There are certain additional risks
associated with investing in preferred securities, including, but not limited to, preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer;
preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments; preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S.
Government securities; generally, traditional preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect

Thrivent Mutual Funds
Notes to Financial Statements
June 30, 2023
(unaudited)

a number of directors to the issuer’s board; and in certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date.
Prepayment Risk
— When interest rates fall, certain obligations
will be paid off by the obligor more quickly than originally anticipated, and a Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment generally reduces the yield to maturity and the average life of the security.
Quantitative Investing Risk
— Securities selected according to
a quantitative analysis methodology can perform differently from the market as a whole based on the model and the factors used in the analysis, the weight placed on each factor and changes in the factor’s historical trends. Such models are based on assumptions relating to these and other market factors, and the models may not take into account certain factors, or perform as intended, and may result in a decline in the value of the Fund’s portfolio. Among other risks, results generated by such models may be impaired by errors in human judgment, data imprecision, software or other technology systems malfunctions, or programming flaws. Such models may
not perform as expected or may underperform in periods of market volatility.
Real Estate Investment Trust (“REIT”) Risk
— REITs generally
can be divided into three types: equity REITs, mortgage REITs and hybrid REITs (which combine the characteristics of equity
REITs and mortgage REITs). Equity REITs will be affected by
changes in the values of, and income from, the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. All REIT types may be affected by changes in interest rates. The effect of rising interest rates is generally more pronounced for high dividend paying stock than for stocks that pay little or no dividends. This may cause the value of real estate securities to decline during periods of rising interest rates, which would reduce the overall return of the Fund. REITs are subject to additional risks, including the fact that they are dependent on specialized management skills that may affect the REITs’ abilities to generate cash flows for operating purposes and for making investor distributions. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property. As with any investment, there is a risk that REIT securities and other real estate industry investments may be overvalued at the time of purchase. In addition, a REIT can pass its income through to its investors without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk, however, that a REIT held by the Fund will fail to qualify for this tax-free pass-through treatment of its income. By investing in REITs indirectly through the Fund, in addition to bearing a proportionate share of the expenses of the Fund, you will also indirectly bear similar expenses of the REITs in which the Fund invests.
Regulatory Risk
— Legal, tax, and regulatory developments
may adversely affect the Funds. Securities and futures markets are subject to comprehensive statutes, regulations, and margin requirements enforced by the SEC, other regulators and
self-regulatory organizations, and exchanges, which are authorized to take extraordinary actions in the event of market emergencies.
The regulatory environment for the Funds is evolving, and changes in the regulation of investment funds, managers, and their trading activities and capital markets, or a regulator’s disagreement with the Funds’ interpretation of the application of certain regulations, may adversely affect the ability of a Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund.
Sovereign Debt Risk
— Sovereign debt securities are issued or
guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International
Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Thrivent Mutual Funds
Financial Highlights
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
Diversified Income Plus Fund
Class S Shares
Period Ended 6/30/2023 (unaudited) $ 6.45 $ 0.13 $ 0.20 $ 0.33 $ (0.14) $ –
Year Ended 12/31/2022 7.62 0.21 (1.16) (0.95) (0.22) –
Year Ended 12/31/2021 7.63 0.18 0.32 0.50 (0.18) (0.33)
Year Ended 12/31/2020 7.34 0.20 0.30 0.50 (0.21) –
Year Ended 12/31/2019 6.73 0.23 0.66 0.89 (0.24) (0.04)
Year Ended 12/31/2018 7.34 0.25 (0.45) (0.20) (0.26) (0.15)
Class A Shares
Period Ended 6/30/2023 (unaudited) 6.53 0.13 0.19 0.32 (0.13) –
Year Ended 12/31/2022 7.70 0.20 (1.17) (0.97) (0.20) –
Year Ended 12/31/2021 7.71 0.16 0.32 0.48 (0.16) (0.33)
Year Ended 12/31/2020 7.42 0.19 0.29 0.48 (0.19) –
Year Ended 12/31/2019 6.80 0.21 0.67 0.88 (0.22) (0.04)
Year Ended 12/31/2018 7.41 0.23 (0.45) (0.22) (0.24) (0.15)
Multidimensional Income Fund
Class S Shares
Period Ended 6/30/2023 (unaudited) 8.46 0.19 0.07 0.26 (0.20) –
Year Ended 12/31/2022 10.24 0.37 (1.74) (1.37) (0.39) –
Year Ended 12/31/2021 10.17 0.36 0.21 0.57 (0.36) (0.13)
Year Ended 12/31/2020 10.06 0.43 0.11 0.54 (0.41) –
Year Ended 12/31/2019 9.13 0.38 0.99 1.37 (0.40) –
Year Ended 12/31/2018 10.15 0.41 (0.95) (0.54) (0.44) (0.02)
(a)
The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b)
Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c)
Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
*
**
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Return of
Capital Total
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net
Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ – $ (0.14) $ 6.64 5.07% $ 574.5 0.68% 4.01% 0.68% 4.01% 41%
– (0.22) 6.45 (12.55)% 571.1 0.69% 3.07% 0.69% 3.07% 278%
– (0.51) 7.62 6.55% 679.1 0.68% 2.28% 0.68% 2.28% 268%
– (0.21) 7.63 7.01% 504.0 0.71% 2.83% 0.71% 2.83% 156%
– (0.28) 7.34 13.39% 464.2 0.71% 3.18% 0.71% 3.18% 153%
– (0.41) 6.73 (2.88)% 320.1 0.70% 3.46% 0.70% 3.46% 143%
– (0.13) 6.72 4.87% 488.6 0.93% 3.76% 0.93% 3.76% 41%
– (0.20) 6.53 (12.64)% 495.4 0.94% 2.82% 0.94% 2.82% 278%
– (0.49) 7.70 6.22% 623.5 0.93% 2.01% 0.93% 2.01% 268%
– (0.19) 7.71 6.67% 609.6 0.95% 2.58% 0.95% 2.58% 156%
– (0.26) 7.42 13.12% 620.6 0.96% 2.96% 0.96% 2.96% 153%
– (0.39) 6.80 (3.10)% 569.8 0.96% 3.16% 0.96% 3.16% 143%
– (0.20) 8.52 3.10% 56.7 0.74% 4.49% 1.07% 4.15% 57%
(0.02) (0.41) 8.46 (13.49)% 59.8 0.73% 4.16% 1.01% 3.89% 59%
(0.01) (0.50) 10.24 5.72% 70.2 0.85% 3.38% 1.09% 3.14% 44%
(0.02) (0.43) 10.17 5.74% 37.5 0.85% 4.14% 1.36% 3.63% 61%
(0.04) (0.44) 10.06 15.18% 20.6 1.00% 3.89% 1.60% 3.29% 113%
(0.02) (0.48) 9.13 (5.45)% 17.9 1.15% 4.02% 1.62% 3.55% 96%

Additional Information
(unaudited)
Proxy Voting
The policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities are attached to the
Trust’s Statement of Additional Information. You may request a free copy of the Statement of Additional Information by calling 800-847-
4836, or visit ThriventFunds.com to access it online. In addition, you may review a report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 by clicking on the tab for each Fund and navigating to “Related
Documents” under Fund Details - Holdings at ThriventFunds.com or SEC.gov where it is filed on form N-PX.
Quarterly Schedule of Portfolio Holdings
The Trust files its Schedule of Investments on Form N-PORT with the SEC. Part F of each Fund’s N-PORT filing for the first and third fiscal quarters will include the complete schedule of investments. The Trust’s most recent Schedule of Investments can be found at SEC.gov.
Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds other than Thrivent Money Market Fund have adopted and implemented a liquidity risk management program (the “Liquidity Program”) designed to assess and manage each Fund’s liquidity risk (defined by the
U.S. Securities and Exchange Commission as the risk that a Fund could not meet shareholder redemption requests without significant dilution of remaining investors’ interests in the Fund). The Board, including a majority of the independent Trustees, designated Thrivent
Asset Management, LLC (“TAM”), the Funds’ investment adviser, as the liquidity risk management program administrator (the “Program
Administrator”). The Program Administrator has delegated oversight of the Liquidity Program to the Liquidity Risk Management Committee
(the “LRM Committee”). The LRM Committee is comprised of representatives of TAM.
The Liquidity Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of each Fund’s liquidity risk based on a variety of factors; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories based on the number of days in which the Fund reasonably expects the investment to be convertible to cash (or sold or disposed of, in the case of less liquid or illiquid investments) under current market conditions without significantly changing the market value of the investment and taking into account the affect of trading varying portions of the investment in sizes that the Fund would reasonably anticipate trading; (3) a 15%
limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for any Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments; and (5) periodic reporting to the Board.
Among other things, Rule 22e-4 requires that a written report (the “Report”) be provided to the Board on an annual basis that addresses the operation of the Liquidity Program and assesses the adequacy and effectiveness of its implementation, including the operation of any
Highly Liquidity Investment Minimum (“HLIM”) established for a Fund and any material changes to the Liquidity Program. At a meeting of the Board on February 21-22, 2023, the LRM Committee, on behalf of the Program Administrator, provided the Report to the Board for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”). The Report summarized the operation of the Liquidity
Program and the information and factors considered by the LRM Committee in assessing whether the Liquidity Program has been adequately and effectively implemented for each Fund. The Report discussed, among other things: (1) the framework used to assess, manage, and periodically review each Fund’s liquidity risk during normal and stressed periods and the results of the annual assessment;
(2) the methodologies used to classify investments into one of four liquidity categories, including a review of LRM Committee-approved overrides of vendor classifications; (3) whether any Fund invested more than 15% of its assets in “illiquid investments” (as defined under
Rule 22e-4); and (4) the LRM Committee’s oversight of vendors used by the Liquidity Program, including assessment of the vendors’
classification methodologies used in determining preliminary liquidity classifications. The Liquidity Program was updated during the
Reporting Period to include liquidity assessments applicable to exchange-traded funds. There were no other material changes to the
Liquidity Program during the Reporting Period. The Report also noted that no Fund was required to determine a minimum percentage of its net assets that must be invested in highly liquid investments (an “HLIM” under the Liquidity Program). The Report concluded that the
Liquidity Program operated effectively during the Reporting Period and that the LRM Committee had no recommended material changes based on its annual assessment of the Liquidity Program.
There can be no assurance that the Liquidity Program will achieve its objectives under all circumstances in the future. Please refer to the Funds’ prospectus for more information regarding each Fund’s exposure to liquidity risk and other risks to which it may be subject.

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Thrivent
Financial
4321 N. Ballard Rd.
Appleton, WI 54919-0001
24042SAR R8-23
The distributor for Thrivent Mutual Funds is Thrivent Distributors, LLC, a registered broker-dealer, member of FINRA / SIPC and a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.
Go paperless
Thrivent Mutual Funds annual and semi-annual shareholder reports are made available on
thriventmutualfunds.com/prospectus, and we will notify you by mail each time a report is posted. You may also manage your delivery preferences and sign up for email notifications of reports by logging into your account.
If you purchased shares through Thrivent:
If you are currently enrolled in paperless delivery and want to receive paper copies of a shareholder report for Thrivent Mutual Funds in the future, you may either write to us at 4321 North Ballard Road,
Appleton, WI, 54919-0001, call us at 800-847-4836, or log into your account. We will begin to send paper copies of shareholder reports within 30 days of when we receive your request.
If you purchased shares from a firm other than Thrivent:
If you are currently enrolled in paperless delivery and want to receive paper copies of a shareholder report for Thrivent Mutual Funds in the future, contact your financial professional.

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